UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT

INVESTMENT COMPANIES

Investment Company Act file number   File No. 811-08520

TIAA SEPARATE ACCOUNT VA-1

(Exact name of Registrant as specified in charter)

730 Third Avenue, New York, New York 10017-3206

(Address of principal executive offices) (Zip code)

Terry H. Lin, Esq.

c/o TIAA-CREF

730 Third Avenue

New York, New York 10017-3206

(Name and address of agent for service)

Registrant’s telephone number, including area code: 212-490-9000

Date of fiscal year end: December 31

Date of reporting period: December 31, 2015

Item 1. Reports to Stockholders.

2015 Annual Report

TIAA Separate Account VA-1

December 31, 2015

Audited financial statements

We’re fond of paper … in its original form.

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Understanding this report

This annual report contains information about the TIAA Separate Account VA-1 and describes the account’s results for the twelve months ended December 31, 2015. The report contains three main sections:

•	The account performance section compares the account’s investment returns with those of its benchmark index.
•	The summary portfolio of investments lists the industries and types of securities in which the account had investments as of December 31, 2015.
•	The financial statements provide detailed information about the operations and financial condition of the account.

The views and opinions expressed in this report are through the end of the period, as stated on the cover of this report. They are subject to change at any time based on a variety of factors. As such, they are not guarantees of future performance or investment results and should not be taken as investment advice. To see the risks of investing in the TIAA Separate Account VA-1, please refer to the latest prospectus.

As always, you should carefully consider the investment objectives, risks, charges and expenses of any account before investing. For a prospectus that contains this and other important information, please visit our website at tiaa-cref.org, or call 800 223-1200. We urge you to read the prospectus carefully before investing.

Information for contractowners

Portfolio holdings

The TIAA Separate Account VA-1’s summary portfolio of investments begins on page 7 of this report.

You can obtain a complete list of the portfolio holdings of the TIAA Separate Account VA-1 (Schedule of Investments) as of the most recently completed fiscal quarter in the following ways:

•	By visiting our website at tiaa-cref.org; or
•	By calling us at 800 842-2252 to request a copy free of charge.

You can also obtain a complete list of the portfolio holdings of the account as of the most recently completed fiscal quarter, and for prior quarter-ends, from our Securities and Exchange Commission (SEC) Form N-CSR and Form N-Q filings. Form N-CSR filings are as of December 31 or June 30; Form N-Q filings are as of March 31 or September 30. Copies of these forms are available:

•	Through the Electronic Data Gathering and Retrieval System (EDGAR) on the SEC’s website at www.sec.gov; or
•	From the SEC’s Office of Investor Education and Advocacy. (Call 202 551-8090 for more information.)

Proxy voting

The TIAA Separate Account VA-1’s ownership of stock gives it the right to vote on proxy issues of companies in which it invests. A description of our proxy voting policies and procedures can be found on our website at tiaa-cref.org or on the SEC’s website at www.sec.gov. You may also call us at 800 223-1200 to request a free copy. A report of how the account voted during the most recently completed twelve-month period ended June 30 can be found on our website or on Form N-PX at www.sec.gov.

Contacting TIAA-CREF

There are three easy ways to contact us: by email, using the Contact Us link at the top of our home page; by mail at TIAA-CREF, 730 Third Avenue, New York, NY 10017–3206; or by phone at 800 223-1200.

Account management

The TIAA Separate Account VA-1 is managed by a portfolio management team of Teachers Advisors, Inc. The members of this team are responsible for the day-to-day investment management of the account.

TIAA Separate Account VA-1  ¡  2015 Annual Report     1

Important information about expenses

All contractowners in the TIAA Separate Account VA-1 incur ongoing costs, including management fees and other account expenses.

The TIAA Separate Account VA-1 is the underlying investment vehicle for Teachers Personal Annuity contracts issued by Teachers Insurance and Annuity Association of America. Premium taxes may apply to certain contracts. Because of this additional charge, the cost to investors may be higher than the figures shown in the expense example. Information about this additional charge can be found in the prospectus.

The expense example that appears in the table on page 3 is intended to help you understand your ongoing costs (in U.S. dollars) and does not reflect transactional costs incurred by the account for buying and selling securities. The example is designed to help you compare these ongoing costs with the ongoing costs of investing in other variable annuity accounts and mutual funds. Contractowners in the TIAA Separate Account VA-1 do not incur a sales charge for purchases or other distributions.

The example is based on an investment of $1,000 invested at the beginning of the six-month period and held for the entire period (July 1, 2015–December 31, 2015).

Actual expenses

The first line in the table uses the account’s actual expenses and its actual rate of return. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the six-month period.

Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading “Expenses paid during period” to estimate the expenses you paid during the six-month period.

Hypothetical example for comparison purposes

The second line in the table shows hypothetical account values and expenses based on the account’s actual expense ratio for the six-month period and an assumed 5% per year rate of return before expenses. This was not the account’s actual return.

This hypothetical example cannot be used to estimate the actual expenses you paid for the period but rather allows you to compare the ongoing costs of investing in the account with the costs of other accounts. To do so, compare our 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other variable annuity accounts and mutual funds.

2     2015 Annual Report  ¡  TIAA Separate Account VA-1

Important information about expenses

Expense example

Six months ended December 31, 2015

Stock Index Account	Beginning account value (7/1/15)	Ending account value (12/31/15)	Expenses paid during period* (7/1/15–12/31/15)

Actual return	$1,000.00	$ 982.30	$3.75

5% annual hypothetical return	1,000.00	1,021.42	3.82

*

“Expenses paid during period” is based on the account’s actual expense ratio for the most recent fiscal half-year, multiplied by the average account value over the six-month period, multiplied by 184/365. There were 184 days in the six months ended December 31, 2015. The account’s annualized six-month expense ratio for that period was 0.75%. The total annual expense ratio reflects a voluntary agreement by the account’s investment adviser to waive a portion of its fee. Without such waiver, the account’s total annual expense ratio would have been 0.90%. Although TIAA reserves the right to increase the account’s mortality and expense risk charge to a maximum of 1.00% of average daily net assets per year, the total annual expense ratio will never exceed 1.50%.

About the account’s benchmark

The account’s benchmark is the Russell 3000® Index, which measures the performance of the stocks of the 3,000 largest publicly traded U.S. companies, based on market capitalization. The index measures the performance of about 98% of the total market capitalization of the publicly traded U.S. equity market.

You cannot invest directly in any index. Index returns do not include a deduction for fees or expenses.

The Russell 3000 Index is a trademark/service mark of the Russell Investment Group. The Russell Investment Group is the owner of the copyrights relating to the Russell Indexes and is the source and owner of the data contained or reflected in the performance values relating to the Russell Indexes. The account is not promoted by, nor in any way affiliated with, the Russell Investment Group. The Russell Investment Group is not responsible for and has not reviewed the account nor any associated literature or publications and the Russell Investment Group makes no representation or warranty, express or implied, as to their accuracy, or completeness.

Russell reserves the right, at any time and without notice, to alter, amend, terminate or in any way change the Russell Indexes. Russell has no obligation to take the needs of any particular account or its participants or any other product or person into consideration in determining, composing or calculating any of the Russell Indexes.

Russell’s publication of the Russell Indexes in no way suggests or implies an opinion by Russell as to the attractiveness or appropriateness of investment in any or all securities upon which the Russell Indexes are based. RUSSELL MAKES NO REPRESENTATION, WARRANTY OR GUARANTEE REGARDING THE USE OR THE RESULTS OF USE OF THE RUSSELL INDEXES OR ANY DATA INCLUDED THEREIN, OR ANY SECURITIES (OR COMBINATION THEREOF) COMPRISING THE RUSSELL INDEXES. RUSSELL MAKES NO OTHER EXPRESS OR IMPLIED WARRANTY, AND EXPRESSLY DISCLAIMS ANY WARRANTY, OF ANY KIND, INCLUDING WITHOUT LIMITATION, ANY WARRANTY OF MERCHANT ABILITY OR FITNESS FOR A PARTICULAR PURPOSE WITH RESPECT TO THE RUSSELL INDEX(ES) OR ANY DATA OR ANY SECURITY (OR COMBINATION THEREOF) INCLUDED THEREIN.

TIAA Separate Account VA-1  ¡  2015 Annual Report     3

Stock Index Account

Performance for the twelve months ended December 31, 2015

The Stock Index Account returned –0.21% for the year, compared with the 0.48% return of its benchmark, the Russell 3000® Index.

For the twelve-month period, the account’s return trailed that of its benchmark index, primarily because of the effect of expenses. In addition, the account had a small exposure to derivatives instruments, which detracted from its relative performance.

The account’s return includes a deduction for expenses, while the benchmark’s does not. The account had a risk profile similar to that of its benchmark.

Following a weak first quarter, gross domestic product (GDP), which measures the value of all goods and services produced in the United States, rose at an annualized rate of 3.9% and 2.0% in the second and third quarters, respectively. Average hourly wages increased and national unemployment dropped to 5.0%. The Federal Reserve raised the federal funds target rate by 0.25%, while central banks overseas eased rates.

Stocks were volatile, particularly in the third quarter in reaction to slowing growth in China, interest rate uncertainties and plunging oil prices. For the twelve months, large-cap stocks topped mid-cap equities, which outperformed small-cap stocks. Growth stocks ended the year up, but their value counterparts ended down. (Returns are based on Russell indexes.)

Five of ten sectors post positive returns

For the period, half of the ten industry sectors in the fund’s benchmark ended in positive territory. The largest sector, information technology, contributed most with a return of 5.4%. Health care (up 7.2%) and consumer discretionary (up 6.0%) also contributed significantly. Together, these sectors constituted nearly half of the benchmark’s total market capitalization. Energy performed worst (down 23.2%), followed by materials (down 10.2%) and utilities (down 5.2%). Lower oil prices particularly hurt energy stocks.

Seven of the ten largest stocks in the index by market capitalization at year-end beat the benchmark, and three finished lower for the period. Among the ten, Amazon.com performed best—more than doubling in price—fueled by strong earnings growth of its cloud business. The growth of cloud computing also boosted Microsoft shares. Exxon Mobil ended down and Apple ended lower amid weakening demand for smartphones.

4     2015 Annual Report  ¡  TIAA Separate Account VA-1

Stock Index Account

Performance as of December 31, 2015

		Total return	Average annual total return
	Inception date	1 year	5 years	10 years

Stock Index Account	11/1/1994	–0.21%	11.38%	6.65%

Russell 3000® Index	—	0.48	12.18	7.35

The returns in this report show past performance, which is no guarantee of future results. Returns and the principal value of your investment will fluctuate. The account’s performance reflects a fee waiver, which is currently in place. Without such waiver, the expenses of the account would have been higher and its performance lower. Current performance may be higher or lower than that shown, and you may have a gain or a loss when you redeem your accumulation units. For current performance information, including performance to the most recent month-end, please visit tiaa-cref.org.

You cannot invest directly in any index. Index returns do not include a deduction for fees or expenses.

$10,000 over 10 years

For the purpose of comparison, the graph also shows the change in the value of the account’s benchmark during the same period.

TIAA Separate Account VA-1  ¡  2015 Annual Report     5

Stock Index Account

Portfolio composition

Sector	% of net assets as of 12/31/2015

Information technology	19.6

Financials	18.4

Health care	14.7

Consumer discretionary	13.4

Industrials	10.6

Consumer staples	8.7

Energy	5.9

Materials	3.1

Utilities	3.1

Telecommunication services	2.2

Short-term investments, other assets & liabilities, net	0.3

Total	100.0

Holdings by company size

Market capitalization	% of equity investments as of 12/31/2015

More than $50 billion	50.2

More than $15 billion–$50 billion	23.1

More than $2 billion–$15 billion	21.8

$2 billion or less	4.9

Total	100.0

6     2015 Annual Report  ¡  TIAA Separate Account VA-1

Summary portfolio of investments

Stock Index Account  ▪  December 31, 2015

Shares		Company	Value (000)	% of net assets

COMMON STOCKS
AUTOMOBILES & COMPONENTS			$10,477	1.1%

BANKS
436,209		Bank of America Corp	7,341	0.8
125,819		Citigroup, Inc	6,511	0.7
154,106		JPMorgan Chase & Co	10,176	1.1
193,343		Wells Fargo & Co	10,510	1.1
		Other	22,602	2.5

			57,140	6.2

CAPITAL GOODS
26,447		3M Co	3,984	0.4
28,825		Boeing Co	4,168	0.4
390,980		General Electric Co	12,179	1.3
37,073		United Technologies Corp	3,562	0.4
		Other	45,095	4.9

			68,988	7.4

COMMERCIAL & PROFESSIONAL SERVICES			9,898	1.1

CONSUMER DURABLES & APPAREL			15,252	1.7

CONSUMER SERVICES
39,756		McDonald’s Corp	4,697	0.5
62,498		Starbucks Corp	3,751	0.4
		Other	12,878	1.4

			21,326	2.3

DIVERSIFIED FINANCIALS			36,427	3.9

ENERGY
78,247		Chevron Corp	7,039	0.8
173,857	d	Exxon Mobil Corp	13,552	1.5
52,958		Schlumberger Ltd	3,694	0.4
		Other	30,089	3.2

			54,374	5.9

FOOD & STAPLES RETAILING
46,908		CVS Health Corp	4,586	0.5
65,481		Wal-Mart Stores, Inc	4,014	0.4
		Other	10,302	1.1

			18,902	2.0

FOOD, BEVERAGE & TOBACCO
81,715		Altria Group, Inc	4,757	0.5
163,345		Coca-Cola Co	7,017	0.8
61,500		PepsiCo, Inc	6,145	0.7
64,457		Philip Morris International, Inc	5,666	0.6
		Other	21,799	2.3

			45,384	4.9

HEALTH CARE EQUIPMENT & SERVICES
59,166		Medtronic plc	4,551	0.5
39,565		UnitedHealth Group, Inc	4,655	0.5
		Other	38,164	4.1

			47,370	5.1

See notes to financial statements	TIAA Separate Account VA-1 ▪ 2015 Annual Report	7

Summary portfolio of investments	continued

Stock Index Account  ▪  December 31, 2015

Shares		Company	Value (000)	% of net assets

HOUSEHOLD & PERSONAL PRODUCTS
112,635		Procter & Gamble Co	$8,944	1.0%
		Other	7,375	0.8

			16,319	1.8

INSURANCE
77,165	*	Berkshire Hathaway, Inc (Class B)	10,189	1.1
		Other	27,800	3.0

			37,989	4.1

MATERIALS			28,459	3.1

MEDIA
104,272		Comcast Corp (Class A)	5,884	0.6
70,631		Walt Disney Co	7,422	0.8
		Other	15,562	1.7

			28,868	3.1

PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES
68,673		AbbVie, Inc	4,068	0.4
16,300	*	Allergan plc	5,094	0.5
31,628		Amgen, Inc	5,134	0.7
69,254		Bristol-Myers Squibb Co	4,764	0.5
32,918	*	Celgene Corp	3,942	0.4
61,119		Gilead Sciences, Inc	6,185	0.7
115,197		Johnson & Johnson	11,833	1.3
117,558		Merck & Co, Inc	6,210	0.7
256,381		Pfizer, Inc	8,276	0.9
		Other	32,617	3.5

			88,123	9.6

REAL ESTATE			38,856	4.2

RETAILING
15,831	*	Amazon.com, Inc	10,700	1.2
54,042		Home Depot, Inc	7,147	0.8
		Other	30,021	3.2

			47,868	5.2

SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT
197,331		Intel Corp	6,798	0.7
		Other	15,415	1.7

			22,213	2.4

SOFTWARE & SERVICES
11,969	*	Alphabet, Inc (Class A)	9,312	1.0
12,216	*	Alphabet, Inc (Class C)	9,270	1.0
89,906	*	Facebook, Inc	9,410	1.0
37,815		International Business Machines Corp	5,204	0.6
41,681		Mastercard, Inc (Class A)	4,058	0.4
336,061		Microsoft Corp	18,645	2.0
131,840		Oracle Corp	4,816	0.5
81,498		Visa, Inc (Class A)	6,320	0.7
		Other	43,102	4.6

			110,137	11.8

8	2015 Annual Report ▪ TIAA Separate Account VA-1	See notes to financial statements

Summary portfolio of investments	concluded

Stock Index Account  ▪  December 31, 2015

Shares		Company		Value (000)	% of net assets

TECHNOLOGY HARDWARE & EQUIPMENT
239,275		Apple, Inc		$25,186	2.7%
211,223		Cisco Systems, Inc		5,736	0.6
		Other		19,619	2.1

				50,541	5.4

TELECOMMUNICATION SERVICES
252,711		AT&T, Inc		8,696	0.9
169,440		Verizon Communications, Inc		7,831	0.9
		Other		3,478	0.4

				20,005	2.2

TRANSPORTATION				19,139	2.1

UTILITIES				28,204	3.1

		TOTAL COMMON STOCKS	(Cost $470,080)	922,259	99.7

RIGHTS / WARRANTS
PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES				1	0.0

TELECOMMUNICATION SERVICES				6	0.0

		TOTAL RIGHTS/WARRANTS	(Cost $6)	7	0.0

SHORT-TERM INVESTMENTS
INVESTMENTS IN REGISTERED INVESTMENT COMPANIES
26,233,585	c	TIAA-CREF Short Term Lending Portfolio of the State Street Navigator Securities Lending Trust		26,234	2.8

				26,234	2.8

		TOTAL SHORT-TERM INVESTMENTS	(Cost $26,234)	26,234	2.8

		TOTAL PORTFOLIO	(Cost $496,320)	948,500	102.5
		OTHER ASSETS & LIABILITIES, NET		(23,438)	(2.5)

		NET ASSETS		$925,062	100.0%

*	Non-income producing
c	Investments made with cash collateral received from securities on loan.
d	All or a portion of these securities have been segregated by the custodian to cover margin or other requirements on open futures transactions.

“Other” securities represent the aggregate value, by category, of securities that are not among the 50 largest holdings and, in total for any issuer, represent 1% or less of net assets.

At 12/31/15, the aggregate value of securities on loan is $25,380,000.

Cost amounts are in thousands.

For ease of presentation, a number of classification categories have been grouped together in the Summary portfolio of investments. Note that the Account uses more specific categories in following its investment limitations on investment concentrations.

See notes to financial statements	TIAA Separate Account VA-1 ▪ 2015 Annual Report	9

Statement of assets and liabilities

TIAA Separate Account VA-1  ▪  December 31, 2015

(amounts in thousands, except accumulation unit value)	Stock Index Account

ASSETS
Portfolio investments, at value*†	$948,500
Cash	3,462
Dividends and interest receivable	1,283
Receivable from securities transactions	2
Other	71

Total assets	953,318

LIABILITIES
Investment management fees payable	4
Service agreement fees payable	5
Payable for collateral for securities loaned	26,234
Due to affiliates	1,909
Payable for variation margin on futures contracts	23
Payable for manager compensation	71
Other	10

Total liabilities	28,256

NET ASSETS
Accumulation Fund	$925,062

Accumulation units outstanding	6,102

Accumulation unit value	$151.61

* Portfolio investments, at cost	$496,320
† Includes securities loaned of	$25,380

10	2015 Annual Report ▪ TIAA Separate Account VA-1	See notes to financial statements

Statement of operations

TIAA Separate Account VA-1  ▪  For the year ended December 31, 2015

(amounts in thousands)	Stock Index Account

INVESTMENT INCOME
Dividends*	$19,828
Income from securities lending	369

Total income	20,197

EXPENSES
Administrative services	1,935
Investment advisory	2,903
Mortality and expense risk charges	3,870

Total expenses	8,708
Less: Expense waiver by investment adviser	(1,451)

Net expenses	7,257

Net investment income (loss)	12,940

NET REALIZED AND UNREALIZED GAIN (LOSS) ON TOTAL INVESTMENTS
Realized gain (loss):
Portfolio investments†	46,183
Futures transactions	(162)

Net realized gain (loss) on total investments	46,021

Change in unrealized appreciation (depreciation) on:
Portfolio investments	(60,687)
Futures transactions	(3)

Net change in unrealized appreciation (depreciation) on total investments	(60,690)

Net realized and unrealized gain (loss) on total investments	(14,669)

Net increase (decrease) in net assets from operations	$(1,729)

* Net of foreign withholding taxes	$5
†	Includes net gains/losses from securities sold to affiliates of $583.

See notes to financial statements	TIAA Separate Account VA-1 ▪ 2015 Annual Report	11

Statements of changes in net assets

TIAA Separate Account VA-1  ▪  For the year ended

	Stock Index Account
(amounts in thousands)	December 31, 2015	December 31, 2014

OPERATIONS
Net investment income (loss)	$12,940	$11,390
Net realized gain (loss) on total investments	46,021	31,730
Net change in unrealized appreciation (depreciation) on total investments	(60,690)	63,333

Net increase (decrease) in net assets from operations	(1,729)	106,453

FROM PARTICIPANT TRANSACTIONS
Premiums	26,607	30,496
Withdrawals and death benefits	(88,394)	(83,834)

Net increase (decrease) from participant transactions	(61,787)	(53,338)

Net increase (decrease) in net assets	(63,516)	53,115

NET ASSETS
Beginning of period	988,578	935,463

End of period	$925,062	$988,578

ACCUMULATION UNITS
Units purchased	173	216
Units sold / transferred	(578)	(587)

Outstanding
Beginning of period	6,507	6,878

End of period	6,102	6,507

12	2015 Annual Report ▪ TIAA Separate Account VA-1	See notes to financial statements

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TIAA Separate Account VA-1 ▪ 2015 Annual Report	13

Financial highlights

TIAA Separate Account VA-1

	Selected per accumulation unit data
	Gain (loss) from investment operations
For the year ended	Investment income[a]	Expenses[a]	Net investment income[a]	Net realized & unrealized gain (loss) on total investments	Net change in accumulation unit value	Accumulation unit value beginning of year

STOCK INDEX ACCOUNT
12/31/15	$3.175	$1.150	$2.025	$(2.347)	$(0.322)	$151.930
12/31/14	2.761	1.067	1.694	14.236	15.930	136.000
12/31/13	2.402	0.896	1.506	31.870	33.376	102.624
12/31/12	2.256	0.735	1.521	12.334	13.855	88.769
12/31/11	1.754	0.671	1.083	(0.755)	0.328	88.441
[a]	Based on average units outstanding.
[b]	Based on per accumulation unit data.

14	2015 Annual Report ▪ TIAA Separate Account VA-1	See notes to financial statements

		Ratios and supplemental data
		Ratios to average net assets
Accumulation unit value end of year	Total return[b]	Gross expenses	Net expenses	Net investment income	Portfolio turnover rate	Accumulation units outstanding end of year (in millions)	Net assets at the end of year (in millions)

$151.608	(0.21)%	0.90%	0.75%	1.32%	7%	6	$925
151.930	11.71	0.90	0.75	1.19	7	7	989
136.000	32.53	0.90	0.75	1.26	7	7	935
102.624	15.60	0.90	0.75	1.55	7	7	752
88.769	0.37	0.90	0.75	1.21	6	8	699

See notes to financial statements	TIAA Separate Account VA-1 ▪ 2015 Annual Report	15

Notes to financial statements

TIAA Separate Account VA-1

Note 1—organization and significant accounting policies

TIAA Separate Account VA-1 (“VA-1”) is a segregated investment account of Teachers Insurance and Annuity Association of America (“TIAA”) and is organized under the insurance laws of the State of New York for the purpose of issuing and funding individual variable annuity contracts. The variable annuity contracts were issued by TIAA. VA-1 is registered with the Securities and Exchange Commission as an open-end management investment company under the Investment Company Act of 1940, as amended (“1940 Act”). VA-1 consists of a single investment portfolio, the Stock Index Account (“Account”).

The accompanying financial statements were prepared in accordance with accounting principles generally accepted in the United States of America (“U.S. GAAP”), which may require the use of estimates made by management and the evaluation of subsequent events. Actual results may differ from those estimates. The Account is an investment company and follows the accounting guidance in the Financial Accounting Standards Board (“FASB”) Accounting Standards Codification 946, Financial Services—Investment Companies. The Accumulation Unit Value (“AUV”) for financial reporting purposes may differ from the AUV for processing transactions. The AUV for financial reporting purposes includes security and contractowner transactions through the date of the report. Total return is computed based on the AUV used for processing transactions. The following is a summary of the significant accounting policies consistently followed by the Account.

Security valuation: The Account’s investments in securities are recorded at their estimated fair value as described in the valuation of investments note to the financial statements.

Investments and investment income: Securities transactions are accounted for as of the trade date for financial reporting purposes. Interest income is recorded as earned and includes accretion of discounts and amortization of premiums using the effective yield method. Dividend income is recorded on the ex-dividend date. Foreign dividend income is recorded on the ex-dividend date or as soon as possible after the Account determines the existence of a dividend declaration after exercising reasonable due diligence. Realized gains and losses on securities transactions are based upon the specific identification method. Distributions received on securities that represent a return of capital or capital gains are recorded as a reduction of cost of investments and/or as a realized gain. The Account estimates the components of distributions received that may be considered return of capital distributions or capital gain distributions.

Income taxes: VA-1 is a separate account of TIAA, which is taxed as a life insurance company under Subchapter L of the Internal Revenue Code. VA-1 should incur no federal income tax liability. Under the rules of taxation applicable to life insurance companies, VA-1’s Accumulation Account for contractowners will generally be treated as life insurance reserves; therefore, any increase in such reserves will be deductible. The Account files an income tax return in U.S. federal and applicable state and local jurisdictions. The Account’s federal income tax returns are generally

16	2015 Annual Report ▪ TIAA Separate Account VA-1

subject to examination for a period of three fiscal years after filed. State and local tax returns may be subject to examination for an additional period of time depending on the jurisdiction. Management has analyzed the Account’s tax positions taken for all open federal income tax years and has concluded that no provision for federal income tax is required in the Account’s financial statements.

Management committee compensation: The members of the Management Committee (“Committee”), all of whom are independent, receive certain remuneration for their services, plus travel and other expenses. Managers may elect to participate in a deferred compensation plan and defer all or a portion of their compensation. In addition, managers participate in a long-term compensation plan. Amounts deferred are retained by the Account until paid. Amounts payable to the managers for compensation are included in the accompanying Statement of Assets and Liabilities. Managers’ fees, including any deferred and long-term compensation incurred, are reflected in the Statement of Operations.

New accounting pronouncement: In May 2015, the Financial Accounting Standards Board issued Accounting Standards Update No. 2015-07 Fair Value Measurement (Topic 820) Disclosures in Certain Entities That Calculate Net Asset Value per Share (the “Update”). The Update removes the requirement to categorize within the fair value hierarchy all investments for which the fair value is measured using the net asset value per share practical expedient. The Update also removes the requirement to make certain disclosures for investments that are eligible to be measured at fair value using the net asset value per share practical expedient. The Update is effective for public business entities for fiscal years beginning after December 15, 2015, and for interim periods within those fiscal years. The Account early adopted the Update for this annual report. The adoption of the update did not have a material impact on the Account’s financial statements and notes disclosures.

Note 2—valuation of investments

Portfolio investments are valued at fair value utilizing various valuation methods approved by the Committee. U.S. GAAP establishes a hierarchy that prioritizes market inputs to valuation methods. The three levels of inputs are:

•	Level 1—quoted prices in active markets for identical securities
•	Level 2—other significant observable inputs (including quoted prices for similar securities, interest rates, credit spreads, etc.)
•	Level 3—significant unobservable inputs (including the Account’s own assumptions in determining the fair value of investments)

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs or methodology used for valuing

TIAA Separate Account VA-1 ▪ 2015 Annual Report	17

Notes to financial statements

securities are not necessarily an indication of the risk associated with investing in those securities.

Certain portfolio investments that are measured at fair value using the net asset value per share practical expedient are not categorized within the fair value hierarchy. These investments will be disclosed at their fair value to allow reconciliation back to the Statement of Assets and Liabilities. As of December 31, 2015, no investments were valued utilizing the practical expedient.

A description of the valuation techniques applied to the Account’s major categories of assets and liabilities measured at fair value follows:

Exchange-traded equity securities, common and preferred stock: Equity securities listed or traded on a national market or exchange are valued based on their sale price on such market or exchange at the close of business on the date of valuation, or at the mean of the closing bid and asked prices if no sale is reported. To the extent these securities are actively traded and valuation adjustments are not applied, they are categorized in Level 1 of the fair value hierarchy. Foreign equity securities are valued at the last sale price or official closing price reported on the exchange where traded and converted to U.S. dollars at the prevailing rates of exchange on the date of valuation. For events affecting the value of foreign securities between the time when the exchange on which they are traded closes and the time when the Account’s net assets are calculated, such securities will be valued at fair value in accordance with procedures adopted by the Committee. Foreign securities are generally categorized in Level 2 of the fair value hierarchy.

Debt securities: Debt securities will generally be valued using prices provided by a pricing service that may employ various indications of value including but not limited to broker-dealer quotations. Certain debt securities, other than money market instruments, are valued based on the most recent bid price or the equivalent quoted yield for such securities (or those of comparable maturity, quality and type). Debt securities are generally categorized in Level 2 of the fair value hierarchy; in instances where prices, yields or any other key inputs are unobservable, they are categorized in Level 3 of the hierarchy.

Short-term investments: Prior to January 2, 2015, short-term investments with maturities of 60 days or less were valued at amortized cost. Short-term investments with maturities in excess of 60 days were valued in the same manner as debt securities. Effective January 2, 2015, all short-term investments are valued in the same manner as debt securities. Short-term investments are generally categorized in Level 2 of the fair value hierarchy.

Investments in registered investment companies: These investments are valued at their net asset value on the valuation date. These investments are categorized in Level 1 of the fair value hierarchy.

Futures contracts: Stock and bond index futures, which are traded on commodity exchanges, are valued at the last sale price as of the close of such commodity exchanges and are categorized in Level 1 of the fair value hierarchy.

18	2015 Annual Report ▪ TIAA Separate Account VA-1

continued

Any portfolio security for which market quotations are not readily available or for which the above valuation procedures are deemed not to reflect fair value are valued at fair value, as determined in good faith using procedures approved by the Committee. To the extent the inputs are observable and timely, the values would be categorized in Level 2 of the fair value hierarchy; otherwise they would be categorized as Level 3.

Transfers between levels are recognized at the end of the reporting period. For the year ended December 31, 2015, there were no material transfers between levels by the Account.

The following table summarizes the market value of the Account’s investments as of December 31, 2015, based on the inputs used to value them (dollar amounts are in thousands):

	Level 1	Level 2	Level 3	Total

Equity Investments:
Health care	$135,492	$—	$1	$135,493
Industrials	97,317	708	—	98,025
Telecommunication services	20,005	—	6	20,011
All other equity investments*	668,737	—	—	668,737
Short-term investments	26,234	—	—	26,234
Futures**	(3)	—	—	(3)

Total	$947,782	$708	$7	$948,497

*	For detailed categories, see the accompanying Summary portfolio of investments.
**	Derivative instruments are not reflected in the Summary portfolio of investments.

Note 3—derivative instruments

As defined by U.S. GAAP, a derivative is a financial instrument whose value is derived from an underlying security price, foreign exchange rate, interest rate, index of prices or rates, or other variables. Derivatives require little or no initial investment and permit or require net settlement. The Account values derivatives at fair value.

At December 31, 2015, the Account has invested in derivative contracts which are reflected in the Statement of Assets and Liabilities as follows (dollar amounts are in thousands):

	Liabilities derivatives
Derivative contracts	Location		Fair value amount

Equity contracts	Futures	*	$(3)

*	The fair value presented includes cumulative gain (loss) on open futures contracts; however, the value reflected on the accompanying Statement of Assets and Liabilities is only the payable for variation margin on open futures contracts.

For the year ended December 31, 2015, the effect of derivative contracts on the Account’s Statement of Operations was as follows (dollar amounts are in thousands):

Derivative contracts	Location	Realized gain (loss)	Change in unrealized appreciation (depreciation)

Equity contracts	Futures transactions	$(162)	$(3)

TIAA Separate Account VA-1 ▪ 2015 Annual Report	19

Notes to financial statements

Futures contracts: The Account is subject to equity price risk in the normal course of pursuing its investment objectives. The Account uses futures contracts to manage exposure to the equity markets and for cash management purposes to remain highly invested in these markets while minimizing transaction costs. Buying futures contracts tends to increase exposure to the underlying instrument/index, while selling futures contracts tends to decrease exposure to the underlying instrument/index or hedge other investments. Initial margin deposits are made upon entering into a futures contract, and variation margin receipts or payments are settled daily reflecting changes in the value of the futures contracts. Daily changes in the value of such contracts are reflected in net unrealized gains and losses. Gains or losses are realized upon the expiration or closing of the futures contracts or if the counterparties do not perform in accordance with contractual provisions. With futures, there is minimal counterparty credit risk to the Account since futures are exchange-traded and the exchange’s clearinghouse, as counterparty to all exchange-traded funds, guarantees the futures against default. During the year ended December 31, 2015, the Account had exposure to equity futures contracts, based on underlying notional values, generally between 0% and 1% of net assets.

At December 31, 2015, the Account held the following open futures contracts (dollar amounts are in thousands):

Account	Futures	Number of contracts	Settlement value	Expiration date	Unrealized gain (loss)

Stock Index	S&P 500 Index E-Mini	24	2,442	March 2016	$(3)

Note 4—investment adviser and affiliates

Teachers Advisors, Inc. (“Advisors”), a wholly owned subsidiary of TIAA and a registered investment adviser, provides investment advisory services for VA-1 pursuant to an Investment Management Agreement among TIAA, Advisors and VA-1. TIAA provides all administrative services for VA-1 pursuant to an Administrative Services Agreement with VA-1. The contracts are distributed by TIAA-CREF Individual & Institutional Services, LLC (“Services”). Services is a wholly owned subsidiary of TIAA. The Investment Management Agreement sets the investment advisory charge at an annual rate of 0.30% of the average daily net assets of the Account. Advisors has agreed to voluntarily waive a portion of such fee, so that the daily deduction is equivalent to an annual charge of 0.15% of the average daily net assets of the Account.

The Administrative Services Agreement sets the administrative expense charge at an annual rate of 0.20% of the average daily net assets of the Account. TIAA also imposes a daily charge for bearing certain mortality and expense risks in connection with the contracts, equivalent to an annual rate of 0.40% of the average daily net assets of the Account. Although TIAA reserves the right to increase the Account’s mortality and expense risk charge to a maximum of 1.00% per year, the total expense ratio will never exceed 1.50% per year. TIAA pays death benefits to beneficiaries when an annuitant dies during the accumulation period.

20	2015 Annual Report ▪ TIAA Separate Account VA-1

continued

The Account may purchase or sell investment securities in transactions with affiliated entities under procedures adopted by the Committee, pursuant to the 1940 Act. These transactions are effected at market rates without incurring broker commissions. For the year ended December 31, 2015, the Account engaged with affiliated entities in securities purchases of $5,461,000 and sales of $3,777,000, which resulted in net realized gains of $583,000.

Note 5—investments

Securities lending: The Account may lend its securities to qualified institutional borrowers to earn additional income. The Account receives collateral (in the form of cash, Treasury securities or other collateral permitted by applicable law) against the loaned securities and maintains collateral in an amount not less than 100% of the market value of loaned securities during the period of the loan; any additional collateral required due to changes in security values is delivered to the Account the next business day. Cash collateral received by the Account will generally be invested in high-quality short-term instruments or in one or more funds maintained by the securities lending agent (“Agent”) for the purpose of investing cash collateral. The value of the loaned securities and the liability to return the cash collateral received are reflected in the Statement of Assets and Liabilities. As of December 31, 2015, securities lending transactions are for equity securities, and the resulting loans are continuous, can be recalled at any time, and have no set maturity. Securities lending income recognized by the Account consists of earnings on invested collateral and lending fees, net of any rebates to the borrower and compensation to the Agent. Such income is reflected separately in the Statement of Operations. In lending its securities, the Account bears the market risk with respect to the investment of collateral and the risk that the Agent may default on its contractual obligations to the Account. The Agent bears the risk that the borrower may default on its obligation to return the loaned securities as the Agent is contractually obligated to indemnify the Account if at the time of a default by a borrower some or all of the loan securities have not been returned.

Restricted securities: Restricted securities held by the Account, if any, may not be sold except in exempt transactions or in a public offering registered under the Securities Act of 1933. The risk of investing in such securities is generally greater than the risk of investing in securities that are widely held and publicly traded.

Net unrealized appreciation (depreciation): At December 31, 2015, net unrealized appreciation (depreciation) based on the aggregate cost of portfolio investments was $452,180,000, consisting of gross unrealized appreciation of $495,908,000 and gross unrealized depreciation of $(43,728,000).

Purchases and sales: Purchases and sales of portfolio securities (other than short-term instruments) for the year ended December 31, 2015 were $66,750,000 and $115,532,000, respectively.

TIAA Separate Account VA-1 ▪ 2015 Annual Report	21

Notes to financial statements	concluded

Note 6—line of credit

The Account participates in a $1.5 billion unsecured revolving credit facility that can be used for temporary purposes, including, without limitation, the funding of contractowner withdrawals. This facility expired June 2015. A new facility was entered into on June 23, 2015 expiring June 21, 2016. Certain affiliated accounts and mutual funds, each of which is managed by Advisors, or an affiliate of Advisors, also participate in this facility. An annual commitment fee for the credit facility is borne by the participating accounts and mutual funds on a pro rata basis. Interest associated with any borrowing under the facility is charged to the borrowing accounts or mutual funds at a specified rate of interest. The Account is not liable for borrowings under the facility by other affiliated accounts or mutual funds. For the year ended December 31, 2015, there were no borrowings under this credit facility by the Account.

Note 7—indemnification

In the normal course of business, the Account enters into contracts that contain a variety of representations and warranties and that provide general indemnities. The Account’s maximum exposure under these arrangements is unknown, as this would involve future claims against the Account that have not yet occurred. Also, under the Account’s organizational documents, the managers and officers of the Account are indemnified against certain liabilities that may arise out of their duties to the Account. However, based on experience, the Account expects the risk of loss due to these warranties and indemnities to be unlikely.

22	2015 Annual Report ▪ TIAA Separate Account VA-1

Report of independent registered public accounting firm

To the Management Committee and Contract owners of the TIAA Separate Account VA-1:

In our opinion, the accompanying statement of assets and liabilities, including the summary portfolio of investments, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of the Stock Index Account of TIAA Separate Account VA-1 (hereafter referred to as the “Account”) at December 31, 2015, the results of its operations, the changes in its net assets and the financial highlights for each of the periods presented, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as “financial statements”) are the responsibility of the Account’s management. Our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at December 31, 2015 by correspondence with the custodian and brokers, provide a reasonable basis for our opinion.

PricewaterhouseCoopers LLP

Baltimore, Maryland

February 19, 2016

TIAA Separate Account VA-1 ▪ 2015 Annual Report	23

Management committee members and officers (unaudited)

TIAA Separate Account VA-1  ▪  December 31, 2015

Members

Name, address and year of birth (“YOB”)	Position(s) held with account	Term of office and length of time served	Principal occupation(s) during past 5 years	Number of portfolios in fund complex overseen by member	Other directorship(s) held by member
Forrest Berkley c/o Corporate Secretary 730 Third Avenue New York, NY 10017-3206 YOB: 1954	Member	Indefinite term. Member since 2006.	Retired Partner (since 2006), Partner (1990–2005) and Head of Global Product Management (2003–2005), GMO (formerly, Grantham, Mayo, Van Otterloo & Co.) (investment management); and member of asset allocation portfolio management team, GMO (2003–2005).	85	Director, the Maine Coast Heritage Trust; Investment Committee member, Maine Community Foundation and the Elmina B. Sewall Foundation; and Trustee of the Maine Chapter of the Nature Conservancy.
Nancy A. Eckl c/o Corporate Secretary 730 Third Avenue New York, NY 10017-3206 YOB: 1962	Member	Indefinite term. Member since 2007.	Vice President (1990–2006), American Beacon Advisors, Inc., and Vice President of certain funds advised by American Beacon Advisors, Inc.	85	Independent Director, The Lazard Funds, Inc., Lazard Retirement Series, Inc., Lazard Global Total Return and Income Fund, Inc. and Lazard World Dividend & Income Fund, Inc.
Michael A. Forrester c/o Corporate Secretary 730 Third Avenue New York, NY 10017-3206 YOB: 1967	Member	Indefinite term. Member since 2007.	Chief Executive Officer (since 2014) and Chief Operating Officer (2007–2014), Copper Rock Capital Partners, LLC; Chief Operating Officer, DDJ Capital Management (2003–2006).	85	Director of Copper Rock Capital Partners, LLC (investment adviser).
Howell E. Jackson c/o Corporate Secretary 730 Third Avenue New York, NY 10017-3206 YOB: 1954	Chairman of the Management Committee and Member	Indefinite term. Member since 2005; Chairman for term ending December 31, 2018. Chairman since 2013.	James S. Reid, Jr. Professor of Law (since 2004), Senior Advisor to the President and Provost (2010–2012), Acting Dean (2009), Vice Dean for Budget (2003–2006) and on the faculty (since 1989) of Harvard Law School.	85	Director, D2D Fund.

24	2015 Annual Report ▪ TIAA Separate Account VA-1

Thomas J. Kenny c/o Corporate Secretary 730 Third Avenue New York, NY 10017-3206 YOB: 1963	Member	Indefinite term. Member since 2011.	Partner (2004–2010) and Managing Director (1999–2004), Goldman Sachs Asset Management.	85	Director, Aflac Insurance. Inc., Sansum Clinic and cielo24; Investment committee member, Cottage Health System; Member, University of California at Santa Barbara Arts and Lectures Advisory Council; Trustee and Chairman, Crane Country Day School.
Bridget A. Macaskill c/o Corporate Secretary 730 Third Avenue New York, NY 10017-3206 YOB: 1948	Member	Indefinite term. Member since 2003.	Chief Executive Officer (since 2010), President (since 2009) and Chief Operating Officer (2009–2010), First Eagle Investment Management, LLC; Principal, BAM Consulting LLC (2003–2009); Independent Consultant for Merrill Lynch (2003–2009).	85	Director, Arnhold and S. Bleichroeder Holdings; First Eagle Investment Management, LLC; Jupiter Fund Management plc; American Legacy Foundation (Investment Committee); University of Edinburgh (Campaign Board); the North Shore Land Alliance, Prep for Prep; and Close Brothers Group plc.
James M. Poterba c/o Corporate Secretary 730 Third Avenue New York, NY 10017-3206 YOB: 1958	Member	Indefinite term. Member since 2006.	President and Chief Executive Officer, National Bureau of Economic Research (“NBER”) (since 2008); Affiliated Faculty Member of the Finance Group at the Alfred P. Sloan School of Management, Massachusetts Institute of Technology (“MIT”) (since 2014); Mitsui Professor of Economics, MIT (since 1996); Head (2006–2008) and Associate Head (1994–2000 and 2001–2006), Economics Department of MIT; and Program Director, NBER (1990–2008).	85	Director, The Alfred P. Sloan Foundation and National Bureau of Economic Research; Member, Congressional Budget Office Panel of Economic Advisers.

TIAA Separate Account VA-1 ▪ 2015 Annual Report	25

Management committee members and officers (unaudited)	continued

TIAA Separate Account VA-1  ▪  December 31, 2015

Members—concluded

Name, address and year of birth (“YOB”)	Position(s) held with account	Term of office and length of time served	Principal occupation(s) during past 5 years	Number of portfolios in fund complex overseen by member	Other directorship(s) held by member
Maceo K. Sloan c/o Corporate Secretary 730 Third Avenue New York, NY 10017-3206 YOB: 1949	Member	Indefinite term. Member since 2001.	Chairman, President and Chief Executive Officer, Sloan Financial Group, Inc. (since 1991); Chairman and Chief Executive Officer (since 1991) and Chief Investment Officer (1991–2013), NCM Capital Management Group, Inc.; Chairman and Chief Executive Officer (since 2003) and Chief Investment Officer (2003–2013), NCM Capital Advisers Inc.; and Chairman, President and Principal Executive Officer, NCM Capital Investment Trust (2007–2012).	85	Director, SCANA Corporation (energy holding company).
Laura T. Starks c/o Corporate Secretary 730 Third Avenue New York, NY 10017-3206 YOB: 1950	Member	Indefinite term. Member since 2006.	Associate Dean for Research (since 2011), McCombs School of Business, University of Texas at Austin (“McCombs”), and Director, AIM Investment Center at McCombs (since 2000). Charles E. and Sarah M. Seay Regents Chair in Finance (since 2002) and Professor, University of Texas at Austin (since 1987). Chairman, Department of Finance, University of Texas at Austin (2002–2011).	85	Member of the Board of Governors of the Investment Company Institute, the Governing Council of Independent Directors Council (an association for mutual fund directors); and Investment Advisory Committee, Employees Retirement System of Texas.

26	2015 Annual Report ▪ TIAA Separate Account VA-1

Officers

Name, address and year of birth (“YOB”)	Position(s) held with account	Term of office and length of time served	Principal occupation(s) during past 5 years
Richard S. Biegen TIAA-CREF 730 Third Avenue New York, NY 10017-3206 YOB: 1962	Vice President and Chief Compliance Officer	One-year term. Vice President and Chief Compliance Officer since 2008.	Managing Director, Senior Compliance officer of Teachers Insurance and Annuity Association of America (“TIAA”). Chief Compliance Officer of the College Retirement Equities Fund (“CREF”), TIAA Separate Account VA-1, TIAA-CREF Funds, and TIAA-CREF Life Funds (collectively, the “TIAA-CREF Fund Complex”).
Carol W. Deckbar TIAA-CREF 730 Third Avenue New York, NY 10017-3206 YOB: 1962	Executive Vice President	One-year term. Executive Vice President since 2013.	Executive Vice President of TIAA, President and Chief Executive Officer of TIAA-CREF Asset Management LLC (“TCAM”) and Executive Vice President of the TIAA-CREF Fund Complex.
Roger W. Ferguson, Jr. TIAA-CREF 730 Third Avenue New York, NY 10017-3206 YOB: 1951	President and Chief Executive Officer	One-year term. President and Chief Executive Officer since 2008.	President and Chief Executive Officer of TIAA, CREF and TIAA Separate Account VA-1.
Phillip G. Goff TIAA-CREF 730 Third Avenue New York, NY 10017-3206 YOB: 1963	Principal Financial Officer, Principal Accounting Officer and Treasurer since 2009	One-year term. Chief Financial Officer, Principal Accounting Officer and Treasurer since 2009.	Senior Vice President, Corporate Controller of TIAA. Treasurer of CREF; Chief Financial Officer, Principal Accounting Officer and Treasurer of TIAA Separate Account VA-1; Principal Financial Officer, Principal Accounting Officer and Treasurer of the TIAA-CREF Funds and TIAA-CREF Life Funds.
Stephen Gruppo TIAA-CREF 730 Third Avenue New York, NY 10017-3206 YOB: 1959	Executive Vice President	One-year term. Executive Vice President since 2009.	Executive Vice President, Chief Risk Officer of TIAA. Executive Vice President of the TIAA-CREF Fund Complex.

TIAA Separate Account VA-1 ▪ 2015 Annual Report	27

Management committee members and officers (unaudited)	concluded

TIAA Separate Account VA-1  ▪  December 31, 2015

Officers—concluded

Name, address and year of birth (“YOB”)	Position(s) held with account	Term of office and length of time served	Principal occupation(s) during past 5 years
Robert G. Leary TIAA-CREF 730 Third Avenue New York, NY 10017-3206 YOB: 1961	Executive Vice President	One-year term. Executive Vice President since 2013.	Executive Vice President, Chief Executive Officer Asset Management of TIAA, Principal Executive Officer and Executive Vice President of CREF and VA-1. Principal Executive Officer and President of TIAA-CREF Funds and TIAA-CREF Life Funds. Prior to joining TIAA, Mr. Leary served as a Representative, Securities Research, Inc., President and Chief Operating Officer, U.S., ING Americas, Chief Executive Officer, ING Insurance US, and Chairman and Chief Executive Officer, ING Investment Management, Americas.
J. Keith Morgan TIAA-CREF 730 Third Ave. New York, NY 10017-3206 YOB: 1951	Executive Vice President	One-year term. Executive Vice President since 2015.

Executive Vice President and Chief Legal Officer of TIAA and Executive Vice President of the TIAA-CREF Fund Complex. Prior to joining TIAA, Mr. Morgan served Founder and Chief Executive Officer of Morris Lane Capital LLC (consultant), and as Senior Vice President and General Counsel of General Electric Capital Corporation.

Ronald R. Pressman TIAA-CREF 730 Third Avenue New York, NY 10017-3206 YOB: 1958	Executive Vice President	One-year term. Executive Vice President since 2012.	Executive Vice President, Institutional Financial Services Chief Executive Officer TIAA, and Executive Vice President of the TIAA-CREF Fund Complex. Prior to joining TIAA, Mr. Pressman served as President and Chief Executive Officer of General Electric Capital Real Estate.
Phillip T. Rollock TIAA-CREF 730 Third Avenue New York, NY 10017-3206 YOB: 1962	Senior Managing Director and Corporate Secretary	One-year term. Senior Managing Director since 2013 and Corporate Secretary since 2012.	Senior Managing Director, Corporate Secretary of TIAA and the TIAA-CREF Fund Complex.

28	2015 Annual Report ▪ TIAA Separate Account VA-1

Otha T. Spriggs, III TIAA-CREF 730 Third Avenue New York, NY 10017-3206 YOB: 1951	Executive Vice President	One-year term. Executive Vice President since 2012.	Executive Vice President and Chief Human Resources Officer of TIAA and Executive Vice President of the TIAA-CREF Fund Complex. Prior to joining TIAA, Mr. Spriggs served as Senior Vice President of Human Resources, Boston Scientific; President of Integrated People Solutions; Senior Vice President, Human Resources and various human resources leadership roles, CIGNA Corp.
Edward D. Van Dolsen TIAA-CREF 730 Third Avenue New York, NY 10017-3206 YOB: 1958	Executive Vice President	One-year term. Executive Vice President since 2006.	Executive Vice President, Individual Financial Services Chief Executive Officer of TIAA, and Executive Vice President of the TIAA-CREF Fund Complex.
Constance K. Weaver TIAA-CREF 730 Third Avenue New York, NY 10017-3206 YOB: 1952	Executive Vice President	One-year term. Executive Vice President since 2010.	Executive Vice President, Chief Marketing Officer of TIAA and Executive Vice President of the TIAA-CREF Fund Complex. Prior to joining TIAA, Ms. Weaver served as Senior Vice President, The Hartford Financial Services Group, Inc.

Please note that the Account’s Statement of Additional Information (SAI) includes additional information about the Account’s members and is available, without charge, through our website, tiaa-cref.org, or by calling 800 223-1200.

TIAA Separate Account VA-1 ▪ 2015 Annual Report	29

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How to reach us

TIAA-CREF website

Account performance, personal account information and transactions, product descriptions, and information about investment choices and income options

tiaa-cref.org

24 hours a day, 7 days a week

Automated telephone service

Check account performance and accumulation balances, change allocations, transfer funds and verify credited premiums

800 842-2252

24 hours a day, 7 days a week

National contact center

Retirement saving and planning, income options and payments, beneficiary services and tax reporting

800 842-2252

8 a.m. to 10 p.m. (ET), Monday–Friday

9 a.m. to 6 p.m. (ET), Saturday

Planning and service center

TIAA-CREF mutual funds

800 223-1200

8 a.m. to 10 p.m. (ET), Monday–Friday

Insurance planning center

After-tax annuities and life insurance

For an existing policy or contract

800 223-1200

To apply for a new policy or contract

877 825-0411

8 a.m. to 8 p.m. (ET), Monday–Friday

For the hearing- or speech-impaired

800 842-2755

8 a.m. to 10 p.m. (ET), Monday–Friday

9 a.m. to 6 p.m. (ET), Saturday

TIAA-CREF brokerage services

Self-directed brokerage accounts for investing in stocks, bonds and mutual funds

800 927-3059

8 a.m. to 7 p.m. (ET), Monday–Friday

TIAA-CREF Trust Company, FSB

Asset management, trust administration, estate planning, planned giving and endowment management

888 842-9001

9 a.m. to 6 p.m. (ET), Monday–Friday

Advisor services

888 842-0318

8 a.m. to 7:30 p.m. (ET), Monday–Friday

You should carefully consider the investment objectives, risks, charges and expenses of any account before investing. For a prospectus that contains this and other important information, please visit tiaa-cref.org, or call 800 223-1200. Please read the prospectus carefully before investing. Investment, insurance and annuity products are not FDIC insured, are not bank guaranteed, are not bank deposits, are not insured by any federal government agency, are not a condition to any banking service or activity, and may lose value. TIAA-CREF Brokerage

Services is a division of TIAA-CREF Individual & Institutional Services, LLC. TIAA-CREF Individual & Institutional Services, LLC, and Teachers Personal Investors Services, Inc., members FINRA, distribute securities products. Annuity contracts and certificates are issued by Teachers Insurance and Annuity Association of America (TIAA) and College Retirement Equities Fund (CREF), New York, NY. After-tax annuities and life insurance are issued by TIAA-CREF Life Insurance Company, New York, NY. TIAA-CREF Trust Company, FSB provides trust services.

©2016 Teachers Insurance and Annuity Association of America—College Retirement Equities Fund (TIAA-CREF), 730 Third Avenue, New York, NY 10017-3206.

730 Third Avenue New York, NY 10017-3206

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C28646	A10845 (2/16)

730 Third Avenue New York, NY 10017-3206

C28646	A10845 (2/16)

Item 2. Code of Ethics.

2(a)   The Management Committee of TIAA Separate Account VA-1 (the “Registrant”) has adopted a code of ethics for senior financial officers, including the Registrant’s principal executive officer, principal financial officer, principal accounting officer, or controller, and persons performing similar functions, in conformity with rules promulgated under the Sarbanes-Oxley Act of 2002.

2(b)  No response required.

2(c)  During the reporting period, there were no amendments to the code of ethics.

2(d)  During the reporting period, there were no implicit or explicit waivers granted by the Registrant from any provision of the code of ethics.

2(e)  Not applicable.

2(f)  A copy of the current code of ethics is filed as an exhibit to this Form N-CSR.

Item 3. Audit Committee Financial Expert.

3(a)(1)  The Registrant’s Management Committee has determined that the Registrant has at least one audit committee financial expert serving on its Audit and Compliance Committee.

3(a)(2)  Nancy A. Eckl is the Registrant’s audit committee financial expert and is “independent” for purposes of Item 3 of Form N-CSR.

Item 4. Principal Accountant Fees and Services.

PricewaterhouseCoopers LLP (“PwC”) performs independent audits of the Registrant’s financial statements. To maintain auditor independence and avoid the appearance of conflicts of interest, the Registrant, as a policy, does not engage PwC for management advisory or consulting services.

4(a)  Audit Fees.

For the fiscal years ended December 31, 2015 and December 31, 2014, PwC’s aggregate fees for the audit of the Registrant’s annual financial statements were $51,900 and $51,500, respectively.

4(b)   Audit Related Fees.

For the fiscal years ended December 31, 2015 and December 31, 2014, PwC’s aggregate fees for services related to the performance of the audit of the Registrant’s annual financial statements were $0 and $0, respectively.

For the fiscal years ended December 31, 2015 and December 31, 2014, the Audit-Related Fees billed by PwC to Teachers Advisors, Inc. (“Advisors”) or to any entity controlling, controlled by or under common control with Advisors that provides ongoing services to the Registrant (collectively, “Fund Service Providers”) were $0 and $0, respectively.

4(c)  Tax Fees.

For the fiscal years ended December 31, 2015 and December 31, 2014, PwC’s aggregate fees for tax services billed to the Registrant were $0 and $0, respectively.

For the fiscal years ended December 31, 2015 and December 31, 2014, PwC’s aggregate fees for tax services billed to the Fund Service Providers were $0 and $0, respectively.

4(d) All Other Fees.

For the fiscal years ended December 31, 2015 and December 31, 2014, PwC’s aggregate fees for all other services billed to the Registrant were $3,500 and $1,500, respectively.

For the fiscal years ended December 31, 2015 and December 31, 2014, PwC’s aggregate fees for all other services billed to the Fund Service Providers were $0 and $0, respectively.

4(e)(1)  Preapproval Policy.

The Registrant’s audit and compliance committee (“Audit Committee”) has adopted a Preapproval Policy for External Audit Firm Services (the “Policy”). The Policy describes the types of services that may be provided by the independent auditor to the Registrant and certain of its affiliates without impairing the auditor’s independence. Under the Policy, the Audit Committee is required to preapprove all services to be performed by the Registrant’s independent auditor in order to ensure that such services do not impair the auditor’s independence.

The Policy requires the Audit Committee to: (i) appoint the independent auditor to perform the financial statements audit for the Registrant and certain of its affiliates, including approving the terms of the engagement, and (ii) preapprove the audit, audit-related, tax and other services to be provided by the independent auditor to the Registrant and certain of its affiliates and the fees to be charged for provision of such services from year to year.

4(e)(2)  Services provided pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X (the “de minimis exception”):

Audit-Related Fees:

There were no amounts that were approved by the Audit Committee pursuant to the de minimis exception for the fiscal years ended December 31, 2015 and December 31, 2014 on behalf of the Registrant.

There were no amounts that were approved by the Audit Committee pursuant to the de minimis exception for the fiscal years ended December 31, 2015 and December 31, 2014 on behalf of the Fund Service Providers that relate directly to the operations and financial reporting of the Registrant.

Tax Fees:

There were no amounts that were approved by the Audit Committee pursuant to the de minimis exception for the fiscal years ended December 31, 2015 and December 31, 2014 on behalf of the Registrant.

There were no amounts that were approved by the Audit Committee pursuant to the de minimis exception for the fiscal years ended December 31, 2015 and December 31, 2014 on behalf of the Fund Service Providers that relate directly to the operations and financial reporting of the Registrant.

All Other Fees:

There were no amounts that were approved by the Audit Committee pursuant to the de minimis exception for the fiscal years ended December 31, 2015 and December 31, 2014 on behalf of the Registrant.

There were no amounts that were approved by the Audit Committee pursuant to the de minimis exception for the fiscal years ended December 31, 2015 and December 31, 2014 on behalf of the Fund Service Providers that relate directly to the operations and financial reporting of the Registrant.

4(f)  The percentage of hours expended by PwC’s engagement to audit the Registrant’s financial statements for the most recent fiscal year attributable to work performed by persons other than PwC’s full-time, permanent employees was less than 50%.

4(g)  Non-Audit Fees for Related Entities.

For the fiscal years ended December 31, 2015 and December 31, 2014, aggregate non-audit fees billed to the Registrant and to its Fund Service Providers by PwC were $399,000 and $277,000, respectively.

4(h)  The Registrant’s Audit Committee has considered whether the non-audit services that were rendered by PwC to the Registrant’s Fund Service Providers that were not pre-approved pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X are compatible with maintaining PwC’s independence.

Item 5. Audit Committee of Listed Registrants.

Not Applicable.

Item 6. Schedule of Investments.

TIAA SEPARATE ACCOUNT VA-1 - Stock Index Account

TIAA SEPARATE ACCOUNT VA-1

STOCK INDEX ACCOUNT

SCHEDULE OF INVESTMENTS

December 31, 2015

SHARES		COMPANY	VALUE (000)

COMMON STOCKS - 99.7%

AUTOMOBILES & COMPONENTS - 1.1%
3,217	*	American Axle & Manufacturing Holdings, Inc	$61
9,597		BorgWarner, Inc	415
2,442		Cooper Tire & Rubber Co	92
605	*	Cooper-Standard Holding, Inc	47
6,736		Dana Holding Corp	93
11,850		Delphi Automotive plc	1,016
721	*,e	Dorman Products, Inc	34
1,013		Drew Industries, Inc	62
1,256	*,e	Federal Mogul Corp (Class A)	9
162,920		Ford Motor Co	2,295
520	*	Fox Factory Holding Corp	9
67,024		General Motors Co	2,279
12,394		Gentex Corp	198
1,535	*	Gentherm, Inc	73
10,982		Goodyear Tire & Rubber Co	359
8,796		Harley-Davidson, Inc	399
799	*	Horizon Global Corp	8
27,079		Johnson Controls, Inc	1,069
3,236		Lear Corp	397
428		Metaldyne Performance Group, Inc	8
2,342	*	Modine Manufacturing Co	21
670	*	Motorcar Parts of America, Inc	23
909		Standard Motor Products, Inc	35
1,336	*	Stoneridge, Inc	20
157		Strattec Security Corp	9
1,205		Superior Industries International, Inc	22
2,561	*	Tenneco, Inc	118
3,999	*,e	Tesla Motors, Inc	960
1,931		Thor Industries, Inc	108
897		Tower International, Inc	26
1,621	*	Visteon Corp	186
1,327	e	Winnebago Industries, Inc	26

		TOTAL AUTOMOBILES & COMPONENTS	10,477

BANKS - 6.2%
691		1st Source Corp	21
295		Access National Corp	6
374		American National Bankshares, Inc	10
1,244		Ameris Bancorp	42
387	e	Ames National Corp	9
111	*	Anchor BanCorp Wisconsin, Inc	5
1,475		Apollo Residential Mortgage	18
620		Arrow Financial Corp	17
6,444		Associated Banc-Corp	121
3,765		Astoria Financial Corp	60
1,300		Banc of California, Inc	19
333		Bancfirst Corp	20
1,284		Banco Latinoamericano de Exportaciones S.A. (Class E)	33
4,206		Bancorpsouth, Inc	101
2,688		Bank Mutual Corp	21
436,209		Bank of America Corp	7,341
1,440		Bank of Hawaii Corp	91
288		Bank of Marin Bancorp	15
3,365		Bank of the Ozarks, Inc	166
1,044		BankFinancial Corp	13

TIAA SEPARATE ACCOUNT VA-1 - Stock Index Account

SHARES		COMPANY	VALUE (000)

4,327		BankUnited	$156
824		Banner Corp	38
261		Bar Harbor Bankshares	9
31,772		BB&T Corp	1,201
3,505		BBCN Bancorp, Inc	60
247	*,e	BBX Capital Corp	4
573	*,e	Bear State Financial, Inc	6
3,521	*	Beneficial Bancorp, Inc	47
1,257		Berkshire Hills Bancorp, Inc	37
1,165		Blue Hills Bancorp, Inc	18
812		BNC Bancorp	21
2,584	*,e	BofI Holding, Inc	54
1,144	e	BOK Financial Corp	68
3,543		Boston Private Financial Holdings, Inc	40
354		Bridge Bancorp, Inc	11
2,984		Brookline Bancorp, Inc	34
630		Bryn Mawr Bank Corp	18
334	*	BSB Bancorp, Inc	8
242	*	C1 Financial, Inc	6
409		Camden National Corp	18
962		Capital Bank Financial Corp	31
659		Capital City Bank Group, Inc	10
5,890		Capitol Federal Financial	74
1,503		Cardinal Financial Corp	34
1,376	*	Cascade Bancorp	8
3,338		Cathay General Bancorp	105
1,935		Centerstate Banks of Florida, Inc	30
987		Central Pacific Financial Corp	22
152		Century Bancorp, Inc	7
1,050		Charter Financial Corp	14
1,427		Chemical Financial Corp	49
7,352		CIT Group, Inc	292
125,819		Citigroup, Inc	6,511
533		Citizens & Northern Corp	11
12,829		Citizens Financial Group, Inc	336
644		City Holding Co	29
856		Clifton Bancorp, Inc	12
498		CNB Financial Corp	9
1,740		CoBiz, Inc	23
2,323		Columbia Banking System, Inc	76
7,527		Comerica, Inc	315
3,046		Commerce Bancshares, Inc	130
1,740		Community Bank System, Inc	69
651		Community Trust Bancorp, Inc	23
449	*	CommunityOne Bancorp	6
1,146		ConnectOne Bancorp, Inc	21
411	*	CU Bancorp	10
2,283	e	Cullen/Frost Bankers, Inc	137
1,005	*	Customers Bancorp, Inc	27
4,428		CVB Financial Corp	75
1,325		Dime Community Bancshares	23
1,262	*	Eagle Bancorp, Inc	64
5,570		East West Bancorp, Inc	231
301		Enterprise Bancorp, Inc	7
828		Enterprise Financial Services Corp	23
2,337	*	Essent Group Ltd	51
3,701		EverBank Financial Corp	59
63	*	Farmers Capital Bank Corp	2
1,196	*	FCB Financial Holdings, Inc	43
384		Federal Agricultural Mortgage Corp (Class C)	12
470		Fidelity Southern Corp	10
32,984		Fifth Third Bancorp	663
664		Financial Institutions, Inc	19
720		First Bancorp (NC)	13

TIAA SEPARATE ACCOUNT VA-1 - Stock Index Account

SHARES		COMPANY	VALUE (000)

4,520	*	First Bancorp (Puerto Rico)	$15
498		First Bancorp, Inc	10
1,277		First Busey Corp	26
360		First Business Financial Services, Inc	9
218		First Citizens Bancshares, Inc (Class A)	56
3,957		First Commonwealth Financial Corp	36
680		First Community Bancshares, Inc	13
886		First Connecticut Bancorp	15
510		First Defiance Financial Corp	19
2,653		First Financial Bancorp	48
2,808	e	First Financial Bankshares, Inc	85
590		First Financial Corp	20
10,029		First Horizon National Corp	146
747		First Interstate Bancsystem, Inc	22
1,580		First Merchants Corp	40
3,493		First Midwest Bancorp, Inc	64
670	*	First NBC Bank Holding Co	25
14,970		First Niagara Financial Group, Inc	162
432		First of Long Island Corp	13
6,015		First Republic Bank	397
6,780		FirstMerit Corp	126
890	*	Flagstar Bancorp, Inc	21
1,327		Flushing Financial Corp	29
7,364		FNB Corp	98
752		Fox Chase Bancorp, Inc	15
222	*	Franklin Financial Network, Inc	7
7,161		Fulton Financial Corp	93
602		German American Bancorp, Inc	20
3,303		Glacier Bancorp, Inc	88
500		Great Southern Bancorp, Inc	23
1,739		Great Western Bancorp, Inc	50
455	*	Green Bancorp, Inc	5
710		Guaranty Bancorp	12
3,286		Hancock Holding Co	83
1,525		Hanmi Financial Corp	36
879		Heartland Financial USA, Inc	28
1,007		Heritage Commerce Corp	12
1,277		Heritage Financial Corp	24
917		Heritage Oaks Bancorp	7
3,399	*	Hilltop Holdings, Inc	65
57		Hingham Institution for Savings	7
2,400		Home Bancshares, Inc	97
698	*	HomeStreet, Inc	15
980	*	HomeTrust Bancshares, Inc	20
259		Horizon Bancorp	7
34,297		Huntington Bancshares, Inc	379
1,574		IBERIABANK Corp	87
350	*,e	Impac Mortgage Holdings, Inc	6
1,031		Independent Bank Corp (MA)	48
1,023		Independent Bank Corp (MI)	16
406		Independent Bank Group, Inc	13
2,385		International Bancshares Corp	61
15,075		Investors Bancorp, Inc	188
154,106		JPMorgan Chase & Co	10,176
3,956		Kearny Financial Corp	50
35,830		Keycorp	473
1,629		Lakeland Bancorp, Inc	19
734		Lakeland Financial Corp	34
2,001		LegacyTexas Financial Group, Inc	50
92	*	LendingTree, Inc	8
226		Live Oak Bancshares, Inc	3
6,654		M&T Bank Corp	806
731		MainSource Financial Group, Inc	17
3,188		MB Financial, Inc	103
724		Mercantile Bank Corp	18

TIAA SEPARATE ACCOUNT VA-1 - Stock Index Account

SHARES		COMPANY	VALUE (000)

273		Merchants Bancshares, Inc	$9
2,343		Meridian Bancorp, Inc	33
241		Meta Financial Group, Inc	11
14,797	*	MGIC Investment Corp	131
334		MidWestOne Financial Group, Inc	10
1,713		National Bank Holdings Corp	37
357		National Bankshares, Inc	13
248	*,e	National Commerce Corp	6
6,208		National Penn Bancshares, Inc	77
1,624	*,e	Nationstar Mortgage Holdings, Inc	22
1,992		NBT Bancorp, Inc	56
18,627		New York Community Bancorp, Inc	304
1,173		NewBridge Bancorp	14
2,265	*	NMI Holdings, Inc	15
2,143		Northfield Bancorp, Inc	34
4,319		Northwest Bancshares, Inc	58
741		OceanFirst Financial Corp	15
4,557	*,e	Ocwen Financial Corp	32
1,902	e	OFG Bancorp	14
4,647		Old National Bancorp	63
1,237	*	Old Second Bancorp, Inc	10
441		Opus Bank	16
2,090		Oritani Financial Corp	34
991		Pacific Continental Corp	15
726	*	Pacific Premier Bancorp, Inc	15
4,761		PacWest Bancorp	205
529		Park National Corp	48
1,481		Park Sterling Bank	11
534		Peapack Gladstone Financial Corp	11
221	e	Penns Woods Bancorp, Inc	9
686		Pennsylvania Commerce Bancorp, Inc	22
575	*	PennyMac Financial Services, Inc	9
595		Peoples Bancorp, Inc	11
333		Peoples Financial Services Corp	13
12,770	e	People’s United Financial, Inc	206
2,087	*	PHH Corp	34
1,562		Pinnacle Financial Partners, Inc	80
21,589		PNC Financial Services Group, Inc	2,058
4,451		Popular, Inc	126
564		Preferred Bank	19
3,318		PrivateBancorp, Inc	136
2,962		Prosperity Bancshares, Inc	142
2,748		Provident Financial Services, Inc	55
110		QCR Holdings, Inc	3
8,211		Radian Group, Inc	110
56,649		Regions Financial Corp	544
1,629		Renasant Corp	56
612		Republic Bancorp, Inc (Class A)	16
1,466		S&T Bancorp, Inc	45
1,134		Sandy Spring Bancorp, Inc	31
735	*	Seacoast Banking Corp of Florida	11
938		ServisFirst Bancshares, Inc	45
370		Sierra Bancorp	7
2,150	*	Signature Bank	330
1,265		Simmons First National Corp (Class A)	65
1,062		South State Corp	76
468	e	Southside Bancshares, Inc	11
740		Southwest Bancorp, Inc	13
1,614		State Bank & Trust Co	34
5,435		Sterling Bancorp/DE	88
615		Stock Yards Bancorp, Inc	23
443		Stonegate Bank	15
601	*,e	Stonegate Mortgage Corp	3
513		Suffolk Bancorp	15

TIAA SEPARATE ACCOUNT VA-1 - Stock Index Account

SHARES		COMPANY	VALUE (000)

385	*	Sun Bancorp, Inc	$8
21,221		SunTrust Banks, Inc	909
2,164	*	SVB Financial Group	257
5,625		Synovus Financial Corp	182
2,319		Talmer Bancorp Inc	42
7,139		TCF Financial Corp	101
565		Territorial Bancorp, Inc	16
1,877	*	Texas Capital Bancshares, Inc	93
1,849		TFS Financial Corp	35
1,514	*	The Bancorp, Inc	10
664		Tompkins Trustco, Inc	37
2,219		TowneBank	46
968		Trico Bancshares	27
943	*	Tristate Capital Holdings, Inc	13
237	*	Triumph Bancorp, Inc	4
4,883		Trustco Bank Corp NY	30
2,849		Trustmark Corp	66
1,665		UMB Financial Corp	78
9,264		Umpqua Holdings Corp	147
1,915		Union Bankshares Corp	48
2,963	e	United Bankshares, Inc	110
2,012		United Community Banks, Inc	39
1,829		United Community Financial Corp	11
2,342		United Financial Bancorp, Inc (New)	30
792		Univest Corp of Pennsylvania	17
69,569		US Bancorp	2,969
10,196		Valley National Bancorp	100
1,098	*	Walker & Dunlop, Inc	32
1,683	*,e	Walter Investment Management Corp	24
3,040		Washington Federal, Inc	72
718		Washington Trust Bancorp, Inc	28
1,507		Waterstone Financial, Inc	21
3,918		Webster Financial Corp	146
193,343		Wells Fargo & Co	10,510
1,549		WesBanco, Inc	46
746		West Bancorporation, Inc	15
649	e	Westamerica Bancorporation	30
3,756	*	Western Alliance Bancorp	135
2,922		Wilshire Bancorp, Inc	34
1,947		Wintrust Financial Corp	94
960		WSFS Financial Corp	31
965		Yadkin Financial Corp	24
8,430		Zions Bancorporation	230

		TOTAL BANKS	57,140

CAPITAL GOODS - 7.4%
26,447		3M Co	3,984
3,138		A.O. Smith Corp	240
1,914		Aaon, Inc	44
1,501		AAR Corp	39
2,045	*	Accuride Corp	3
2,508		Actuant Corp (Class A)	60
1,849		Acuity Brands, Inc	432
1,431		Advanced Drainage Systems, Inc	34
5,513	*	Aecom Technology Corp	166
1,808	*	Aegion Corp	35
2,743	*	Aerojet Rocketdyne Holdings, Inc	43
831	*	Aerovironment, Inc	24
3,201	e	AGCO Corp	145
4,322		Air Lease Corp	145
2,801		Aircastle Ltd	59
374		Alamo Group, Inc	19
1,204		Albany International Corp (Class A)	44
3,688		Allegion plc	243

TIAA SEPARATE ACCOUNT VA-1 - Stock Index Account

SHARES		COMPANY	VALUE (000)

205		Allied Motion Technologies, Inc	$5
7,514		Allison Transmission Holdings, Inc	195
1,234		Altra Holdings, Inc	31
909	*	Ameresco, Inc	6
440	e	American Railcar Industries, Inc	20
373		American Science & Engineering, Inc	15
475	*	American Woodmark Corp	38
9,809		Ametek, Inc	526
1,268		Apogee Enterprises, Inc	55
1,687		Applied Industrial Technologies, Inc	68
555		Argan, Inc	18
1,645	*	Armstrong World Industries, Inc	75
2,059	*	ArvinMeritor, Inc	17
729		Astec Industries, Inc	30
810	*	Astronics Corp	33
1,128		AZZ, Inc	63
2,291	*	Babcock & Wilcox Enterprises, Inc	48
2,326		Barnes Group, Inc	82
4,475		BE Aerospace, Inc	190
2,092	*	Beacon Roofing Supply, Inc	86
2,033	*	Blount International, Inc	20
626	*,e	BMC Stock Holdings, Inc	10
28,825		Boeing Co	4,168
2,014		Briggs & Stratton Corp	35
2,012	*	Builders FirstSource, Inc	22
4,582		BWX Technologies, Inc	146
793	*	CAI International, Inc	8
2,752		Carlisle Cos, Inc	244
25,139		Caterpillar, Inc	1,708
1,264	*	Chart Industries, Inc	23
4,142	e	Chicago Bridge & Iron Co NV	162
728		CIRCOR International, Inc	31
2,112		Clarcor, Inc	105
4,213	*	Colfax Corp	98
840		Columbus McKinnon Corp	16
1,687		Comfort Systems USA, Inc	48
1,268	*	Commercial Vehicle Group, Inc	4
1,330	*	Continental Building Products Inc	23
2,014		Crane Co	96
916		Cubic Corp	43
7,419		Cummins, Inc	653
2,009		Curtiss-Wright Corp	138
24,602		Danaher Corp	2,285
13,770	e	Deere & Co	1,050
3,064	*	DigitalGlobe, Inc	48
5,796		Donaldson Co, Inc	166
932		Douglas Dynamics, Inc	20
6,781		Dover Corp	416
485	*	Ducommun, Inc	8
567	*	DXP Enterprises, Inc	13
1,212	*	Dycom Industries, Inc	85
19,261		Eaton Corp	1,002
2,642		EMCOR Group, Inc	127
27,686		Emerson Electric Co	1,324
840		Encore Wire Corp	31
1,774		EnerSys	99
788		Engility Holdings, Inc	26
711	*,e	Enphase Energy, Inc	3
1,003		EnPro Industries, Inc	44
1,174		ESCO Technologies, Inc	42
1,028	*	Esterline Technologies Corp	83
12,415	e	Fastenal Co	507
2,645		Federal Signal Corp	42
5,706		Flowserve Corp	240
6,186		Fluor Corp	292

TIAA SEPARATE ACCOUNT VA-1 - Stock Index Account

SHARES		COMPANY	VALUE (000)

6,740		Fortune Brands Home & Security, Inc	$374
1,399		Franklin Electric Co, Inc	38
635		Freightcar America, Inc	12
633	*,e	FuelCell Energy, Inc	3
2,145	*	Furmanite Corp	14
1,855		GATX Corp	79
2,968	*,e	Generac Holdings, Inc	88
2,068		General Cable Corp	28
12,136		General Dynamics Corp	1,667
390,980		General Electric Co	12,179
1,331	*	Gibraltar Industries, Inc	34
966		Global Brass & Copper Holdings, Inc	21
903		Gorman-Rupp Co	24
2,508		Graco, Inc	181
470		Graham Corp	8
1,667		Granite Construction, Inc	72
3,079	*	Great Lakes Dredge & Dock Corp	12
1,206	e	Greenbrier Cos, Inc	39
1,574		Griffon Corp	28
1,293		H&E Equipment Services, Inc	23
3,556		Harsco Corp	28
797	*,e	HC2 Holdings, Inc	4
7,210	*	HD Supply Holdings, Inc	217
816		HEICO Corp	44
1,672		HEICO Corp (Class A)	82
4,078		Hexcel Corp	189
2,578		Hillenbrand, Inc	76
32,519		Honeywell International, Inc	3,368
2,399		Hubbell, Inc	242
2,054		Huntington Ingalls	261
316		Hurco Cos, Inc	8
404		Hyster-Yale Materials Handling, Inc	21
3,297		IDEX Corp	253
12,342		Illinois Tool Works, Inc	1,144
10,756		Ingersoll-Rand plc	595
916		Insteel Industries, Inc	19
3,749		ITT Corp	136
5,314	*	Jacobs Engineering Group, Inc	223
1,308		John Bean Technologies Corp	65
2,625	e	Joy Global, Inc	33
386		Kadant, Inc	16
1,238		Kaman Corp	51
6,104		KBR, Inc	103
3,474		Kennametal, Inc	67
1,479	*,e	KEYW Holding Corp	9
2,122	*	KLX, Inc	65
1,860	*,e	Kratos Defense & Security Solutions, Inc	8
3,482		L-3 Communications Holdings, Inc	416
246	*	Lawson Products, Inc	6
464		LB Foster Co (Class A)	6
1,542		Lennox International, Inc	193
2,832		Lincoln Electric Holdings, Inc	147
495	e	Lindsay Manufacturing Co	36
11,220		Lockheed Martin Corp	2,436
1,293		LSI Industries, Inc	16
853	*	Lydall, Inc	30
5,733	e	Manitowoc Co, Inc	88
14,730		Masco Corp	417
1,317	*	Masonite International Corp	81
2,813	*	Mastec, Inc	49
2,423	*	Middleby Corp	261
623	*,e	Milacron Holdings Corp	8
614		Miller Industries, Inc	13
1,285	*	Moog, Inc (Class A)	78
4,196	*	MRC Global, Inc	54

TIAA SEPARATE ACCOUNT VA-1 - Stock Index Account

SHARES		COMPANY	VALUE (000)

1,867		MSC Industrial Direct Co (Class A)	$105
2,210		Mueller Industries, Inc	60
7,046		Mueller Water Products, Inc (Class A)	61
881	*	MYR Group, Inc	18
206		National Presto Industries, Inc	17
315	*,e	Navistar International Corp	3
1,244	*	NCI Building Systems, Inc	15
822		NN, Inc	13
2,574		Nordson Corp	165
383	*	Nortek, Inc	17
7,598		Northrop Grumman Corp	1,435
435	*	Northwest Pipe Co	5
3,320	*,e	NOW, Inc	53
130	*	NV5 Holdings, Inc	3
117		Omega Flex, Inc	4
2,511		Orbital ATK, Inc	224
1,499	*	Orion Marine Group, Inc	6
3,310		Oshkosh Truck Corp	129
4,985		Owens Corning, Inc	234
14,617		Paccar, Inc	693
5,858		Parker Hannifin Corp	568
442	*	Patrick Industries, Inc	19
7,615		Pentair plc	377
1,399	*	Perini Corp	23
1,847	*	Pgt, Inc	21
7,340	*,e	Plug Power, Inc	15
738	*	Ply Gem Holdings, Inc	9
416		Powell Industries, Inc	11
193	*,e	Power Solutions International, Inc	4
751	*	PowerSecure International, Inc	11
5,729		Precision Castparts Corp	1,329
96		Preformed Line Products Co	4
1,410		Primoris Services Corp	31
1,003	*,e	Proto Labs, Inc	64
1,522		Quanex Building Products Corp	32
8,626	*	Quanta Services, Inc	175
1,726		Raven Industries, Inc	27
12,649		Raytheon Co	1,575
670	*	RBC Bearings, Inc	43
1,909		Regal-Beloit Corp	112
3,903	*	Rexnord Corp	71
5,454		Rockwell Automation, Inc	560
5,300		Rockwell Collins, Inc	489
4,148		Roper Industries, Inc	787
1,497	*	Rush Enterprises, Inc (Class A)	33
1,742		Simpson Manufacturing Co, Inc	59
2,375		Snap-On, Inc	407
2,496	*,e	SolarCity Corp	127
460	*	Sparton Corp	9
5,987	*	Spirit Aerosystems Holdings, Inc (Class A)	300
1,707		SPX Corp	16
1,707	*	SPX FLOW, Inc	48
537		Standex International Corp	45
6,261		Stanley Works	668
1,027		Sun Hydraulics Corp	33
763	*,e	Sunrun, Inc	9
1,507		TAL International Group, Inc	24
2,271	*,e	Taser International, Inc	39
1,462	*	Teledyne Technologies, Inc	130
775		Tennant Co	44
4,378		Terex Corp	81
967		Textainer Group Holdings Ltd	14
11,722		Textron, Inc	492
431	*	The ExOne Company	4
1,423	*	Thermon Group Holdings	24

TIAA SEPARATE ACCOUNT VA-1 - Stock Index Account

SHARES		COMPANY	VALUE (000)

3,277		Timken Co	$94
1,841	e	Titan International, Inc	7
784	*,e	Titan Machinery, Inc	9
2,000		Toro Co	146
2,253	*	TransDigm Group, Inc	515
1,428	*	Trex Co, Inc	54
1,999	*	Trimas Corp	37
6,464		Trinity Industries, Inc	155
2,084		Triumph Group, Inc	83
370		Twin Disc, Inc	4
4,105	*	United Rentals, Inc	298
37,073		United Technologies Corp	3,562
1,705	*	Univar, Inc	29
850		Universal Forest Products, Inc	58
3,899	*	USG Corp	95
1,027		Valmont Industries, Inc	109
455	*	Vectrus, Inc	10
365	*	Veritiv Corp	13
1,023	*	Vicor Corp	9
2,592	e	W.W. Grainger, Inc	525
3,136	*	Wabash National Corp	37
2,314	*	WABCO Holdings, Inc	237
1,142		Watsco, Inc	134
1,120		Watts Water Technologies, Inc (Class A)	56
1,862	*	WESCO International, Inc	81
4,043		Westinghouse Air Brake Technologies Corp	288
2,765		Woodward Governor Co	137
502	*	Xerium Technologies, Inc	6
7,576		Xylem, Inc	277

		TOTAL CAPITAL GOODS	68,988

COMMERCIAL & PROFESSIONAL SERVICES - 1.1%
2,371		ABM Industries, Inc	67
2,247		Acacia Research (Acacia Technologies)	10
4,648	*	ACCO Brands Corp	33
825		Administaff, Inc	40
7,234	e	ADT Corp	239
1,786	*	Advisory Board Co	89
928		American Ecology Corp	34
2,166	*	ARC Document Solutions, Inc	10
383		Barrett Business Services, Inc	17
2,120		Brady Corp (Class A)	49
2,034		Brink’s Co	59
1,375	*	Casella Waste Systems, Inc (Class A)	8
2,526	*	CBIZ, Inc	25
669		CDI Corp	5
1,444		CEB, Inc	89
948		Ceco Environmental Corp	7
3,736		Cintas Corp	340
2,091	*	Clean Harbors, Inc	87
4,554	*	Copart, Inc	173
4,991	e	Covanta Holding Corp	77
555	*	CRA International, Inc	10
2,111		Deluxe Corp	115
1,518		Dun & Bradstreet Corp	158
1,357		Ennis, Inc	26
5,029		Equifax, Inc	560
1,364		Essendant, Inc	44
687		Exponent, Inc	34
419	*	Franklin Covey Co	7
1,807	*	FTI Consulting, Inc	63
841		G & K Services, Inc (Class A)	53
645	*	GP Strategies Corp	16
2,955		Healthcare Services Group	103

TIAA SEPARATE ACCOUNT VA-1 - Stock Index Account

SHARES		COMPANY	VALUE (000)

943		Heidrick & Struggles International, Inc	$26
218	*	Heritage-Crystal Clean, Inc	2
2,682		Herman Miller, Inc	77
1,049	*	Hill International, Inc	4
1,407		HNI Corp	51
644	*	Huron Consulting Group, Inc	38
892	*	ICF International, Inc	32
7,377	*	ICO Global Communications Holdings Ltd	4
2,904	*	IHS, Inc (Class A)	344
1,756	*	Innerworkings, Inc	13
2,666		Interface, Inc	51
5,993		KAR Auction Services, Inc	222
1,394		Kelly Services, Inc (Class A)	23
1,045		Kforce, Inc	26
1,737		Kimball International, Inc (Class B)	17
2,203		Knoll, Inc	41
2,239		Korn/Ferry International	74
3,262		Manpower, Inc	275
1,395		Matthews International Corp (Class A)	75
1,113		McGrath RentCorp	28
757	*	Mistras Group, Inc	14
1,928		Mobile Mini, Inc	60
1,290		MSA Safety, Inc	56
514		Multi-Color Corp	31
2,186	*	Navigant Consulting, Inc	35
15,185		Nielsen NV	708
563	*	NL Industries, Inc	2
2,194	*	On Assignment, Inc	99
8,369		Pitney Bowes, Inc	173
1,198		Quad	11
8,857		R.R. Donnelley & Sons Co	130
9,635		Republic Services, Inc	424
1,664		Resources Connection, Inc	27
5,712		Robert Half International, Inc	269
3,297		Rollins, Inc	85
2,316	*	RPX Corp	25
672	*	SP Plus Corp	16
2,431		Steelcase, Inc (Class A)	36
3,418	*	Stericycle, Inc	412
946	*	Team, Inc	30
2,577		Tetra Tech, Inc	67
2,826		Towers Watson & Co	363
1,373	*	TransUnion	38
689	*	TRC Cos, Inc	6
1,734	*	TriNet Group, Inc	34
1,757	*	TrueBlue, Inc	45
17,032		Tyco International plc	543
583		Unifirst Corp	61
7,135	*	Verisk Analytics, Inc	549
871		Viad Corp	25
399	*	Volt Information Sciences, Inc	3
205		VSE Corp	13
1,558	*	WageWorks, Inc	71
5,140		Waste Connections, Inc	289
19,335		Waste Management, Inc	1,032
2,151		West Corp	46

		TOTAL COMMERCIAL & PROFESSIONAL SERVICES	9,898

CONSUMER DURABLES & APPAREL - 1.7%
653		Arctic Cat, Inc	11
383		Bassett Furniture Industries, Inc	10
970	*	Beazer Homes USA, Inc	11
715	*	Black Diamond, Inc	3
3,934		Brunswick Corp	199
3,335		CalAtlantic Group, Inc	126

TIAA SEPARATE ACCOUNT VA-1 - Stock Index Account

SHARES		COMPANY	VALUE (000)

3,430		Callaway Golf Co	$32
2,217		Carter’s, Inc	197
379	*	Cavco Industries, Inc	32
649	*	Century Communities, Inc	11
343	*	Cherokee, Inc	6
11,643		Coach, Inc	381
1,211		Columbia Sportswear Co	59
3,437	*	CROCS, Inc	35
269		CSS Industries, Inc	8
447		Culp, Inc	11
1,043	*	Deckers Outdoor Corp	49
13,852		DR Horton, Inc	444
458		Escalade, Inc	6
1,079	e	Ethan Allen Interiors, Inc	30
101		Flexsteel Industries, Inc	4
1,830	*,e	Fossil Group, Inc	67
4,933	e	Garmin Ltd	183
1,622	*	G-III Apparel Group Ltd	72
3,768	*,e	GoPro, Inc	68
373	*	Green Brick Partners, Inc	3
16,972		Hanesbrands, Inc	499
3,006		Harman International Industries, Inc	283
4,700		Hasbro, Inc	317
1,227	*	Helen of Troy Ltd	116
359		Hooker Furniture Corp	9
4,761	*,e	Hovnanian Enterprises, Inc (Class A)	9
2,023	*,e	Iconix Brand Group, Inc	14
844	*	Installed Building Products Inc	21
1,204	*,e	iRobot Corp	43
816	*,e	Jakks Pacific, Inc	6
8,904	*	Jarden Corp	509
232		Johnson Outdoors, Inc	5
5,284	*	Kate Spade & Co	94
3,463	e	KB Home	43
2,146		La-Z-Boy, Inc	52
5,823		Leggett & Platt, Inc	245
420		Lennar Corp (B Shares)	17
7,356	e	Lennar Corp (Class A)	360
624	*,e	LGI Homes, Inc	15
847		Libbey, Inc	18
362		Lifetime Brands, Inc	5
4,705	*,e	Lululemon Athletica, Inc	247
862	*	M/I Homes, Inc	19
776	*	Malibu Boats Inc	13
441		Marine Products Corp	3
14,163		Mattel, Inc	385
302	*	MCBC Holdings, Inc	4
1,639		MDC Holdings, Inc	42
1,657	*	Meritage Homes Corp	56
7,818	*	Michael Kors Holdings Ltd	313
2,602	*	Mohawk Industries, Inc	493
817		Movado Group, Inc	21
182		Nacco Industries, Inc (Class A)	8
1,389	*	Nautilus, Inc	23
118	*	New Home Co Inc	2
11,338		Newell Rubbermaid, Inc	500
56,468		Nike, Inc (Class B)	3,529
156	*	NVR, Inc	256
621		Oxford Industries, Inc	40
1,894	*	Performance Sports Group Ltd	18
546	*	Perry Ellis International, Inc	10
3,465		Phillips-Van Heusen Corp	255
2,792	e	Polaris Industries, Inc	240
1,839		Pool Corp	149
15,402		Pulte Homes, Inc	274

TIAA SEPARATE ACCOUNT VA-1 - Stock Index Account

SHARES		COMPANY	VALUE (000)

2,495		Ralph Lauren Corp	$278
1,607	*,e	Sequential Brands Group, Inc	13
5,202	*	Skechers U.S.A., Inc (Class A)	157
796	*	Skullcandy, Inc	4
2,449	*	Smith & Wesson Holding Corp	54
2,386	*	Steven Madden Ltd	72
794		Sturm Ruger & Co, Inc	47
295		Superior Uniform Group, Inc	5
1,381	*	Taylor Morrison Home Corp	22
2,586	*	Tempur-Pedic International, Inc	182
7,450	*	Toll Brothers, Inc	248
1,636	*	TopBuild Corp	50
6,818	*	TRI Pointe Homes, Inc	86
2,191	*	Tumi Holdings, Inc	36
1,991	e	Tupperware Corp	111
7,279	*,e	Under Armour, Inc (Class A)	587
700	*	Unifi, Inc	20
677	*	Universal Electronics, Inc	35
1,001	*,e	Vera Bradley, Inc	16
13,932		VF Corp	867
499	*	Vince Holding Corp	2
2,676	*	Vista Outdoor, Inc	119
495	*	WCI Communities, Inc	11
378		Weyco Group, Inc	10
3,317		Whirlpool Corp	487
638	*	William Lyon Homes, Inc	10
4,367		Wolverine World Wide, Inc	73
1,093	*	Zagg, Inc	12

		TOTAL CONSUMER DURABLES & APPAREL	15,252

CONSUMER SERVICES - 2.3%
1,005	*,e	2U, Inc	28
812	*	American Public Education, Inc	15
3,700	*	Apollo Group, Inc (Class A)	28
8,090		ARAMARK Holdings Corp	261
650	*	Ascent Media Corp (Series A)	11
4,377	*	Belmond Ltd.	42
915	*	BJ’s Restaurants, Inc	40
5,198		Bloomin’ Brands, Inc	88
1,085		Bob Evans Farms, Inc	42
353	*	Bojangles’, Inc	6
3,388	*	Boyd Gaming Corp	67
987	*	Bravo Brio Restaurant Group, Inc	9
877	*	Bridgepoint Education, Inc	7
1,544	*	Bright Horizons Family Solutions	103
2,575		Brinker International, Inc	123
800	*	Buffalo Wild Wings, Inc	128
2,101	*	Caesars Acquisition Co	14
1,990	*,e	Caesars Entertainment Corp	16
428		Capella Education Co	20
3,103	*	Career Education Corp	11
17,429		Carnival Corp	949
741		Carriage Services, Inc	18
1,619	*	Carrols Restaurant Group, Inc	19
2,060		Cheesecake Factory	95
3,194	*,e	Chegg, Inc	21
1,277	*	Chipotle Mexican Grill, Inc (Class A)	613
1,471		Choice Hotels International, Inc	74
595		Churchill Downs, Inc	84
751	*,e	Chuy’s Holdings, Inc	24
1,844		ClubCorp Holdings, Inc	34
328		Collectors Universe	5
805	e	Cracker Barrel Old Country Store, Inc	102
5,313		Darden Restaurants, Inc	338

TIAA SEPARATE ACCOUNT VA-1 - Stock Index Account

SHARES		COMPANY	VALUE (000)

959	*	Dave & Buster’s Entertainment, Inc	$40
1,033	*	Del Frisco’s Restaurant Group, Inc	17
3,544	*	Denny’s Corp	35
2,747	e	DeVry, Inc	69
1,769	*,e	Diamond Resorts International, Inc	45
740		DineEquity, Inc	63
2,342		Domino’s Pizza, Inc	261
4,115		Dunkin Brands Group, Inc	175
571	*,e	El Pollo Loco Holdings, Inc	7
1,192	*	Eldorado Resorts, Inc	13
2,534		Extended Stay America, Inc	40
1,193	*	Fiesta Restaurant Group, Inc	40
217	*,e	Fogo De Chao, Inc	3
148		Graham Holdings Co	72
2,029	*	Grand Canyon Education, Inc	81
9,855		H&R Block, Inc	328
480	*,e	Habit Restaurants, Inc	11
21,771		Hilton Worldwide Holdings, Inc	466
5,783	*	Houghton Mifflin Harcourt Co	126
1,460	*	Hyatt Hotels Corp	69
3,625	e	International Game Technology plc	59
1,188		International Speedway Corp (Class A)	40
1,708		Interval Leisure Group, Inc	27
634	*	Intrawest Resorts Holdings Inc	5
1,142	*	Isle of Capri Casinos, Inc	16
596	*	J Alexander’s Holdings, Inc	6
1,581		Jack in the Box, Inc	121
649	*,e	Jamba, Inc	9
1,518	*	K12, Inc	13
343	*,e	Kona Grill, Inc	5
2,917	*	Krispy Kreme Doughnuts, Inc	44
3,967	*	La Quinta Holdings, Inc	54
14,909		Las Vegas Sands Corp	654
203	e	Liberty Tax, Inc	5
3,847	*,e	LifeLock, Inc	55
840		Marcus Corp	16
8,628		Marriott International, Inc (Class A)	578
1,019		Marriott Vacations Worldwide Corp	58
39,756		McDonald’s Corp	4,697
18,809	*	MGM Resorts International	427
388	*	Monarch Casino & Resort, Inc	9
1,158	*	Morgans Hotel Group Co	4
400	*,e	Noodles & Co	4
5,556	*	Norwegian Cruise Line Holdings Ltd	326
1,060	*	Panera Bread Co (Class A)	206
860		Papa John’s International, Inc	48
328	*,e	Papa Murphy’s Holdings, Inc	4
3,355	*	Penn National Gaming, Inc	54
2,455	*	Pinnacle Entertainment, Inc	76
661	*	Planet Fitness, Inc	10
1,002	*	Popeyes Louisiana Kitchen, Inc	59
675	*,e	Potbelly Corp	8
600	*	Red Robin Gourmet Burgers, Inc	37
1,737	*	Regis Corp	25
6,975		Royal Caribbean Cruises Ltd	706
3,070	*	Ruby Tuesday, Inc	17
1,588		Ruth’s Chris Steak House, Inc	25
1,968	*,e	Scientific Games Corp (Class A)	18
2,991	e	SeaWorld Entertainment, Inc	59
8,545		Service Corp International	222
4,279	*	ServiceMaster Global Holdings, Inc	168
206	*,e	Shake Shack, Inc	8
3,014		Six Flags Entertainment Corp	166
2,205		Sonic Corp	71
2,534		Sotheby’s (Class A)	65

TIAA SEPARATE ACCOUNT VA-1 - Stock Index Account

SHARES		COMPANY	VALUE (000)

581		Speedway Motorsports, Inc	$12
62,498		Starbucks Corp	3,751
6,990		Starwood Hotels & Resorts Worldwide, Inc	484
57	*	Steak N Shake Co	19
491	*	Strayer Education, Inc	29
2,872		Texas Roadhouse, Inc (Class A)	103
1,028		Universal Technical Institute, Inc	5
1,570		Vail Resorts, Inc	201
1,142	*,e	Weight Watchers International, Inc	26
8,703		Wendy’s	94
287	*	Wingstop, Inc	7
5,074		Wyndham Worldwide Corp	369
3,122	e	Wynn Resorts Ltd	216
17,903		Yum! Brands, Inc	1,308
805	*,e	Zoe’s Kitchen, Inc	22

		TOTAL CONSUMER SERVICES	21,326

DIVERSIFIED FINANCIALS - 3.9%
2,314	*	Affiliated Managers Group, Inc	370
20,236	*	Ally Financial, Inc	377
35,830		American Express Co	2,492
7,660		Ameriprise Financial, Inc	815
727	e	Arlington Asset Investment Corp (Class A)	10
1,509		Artisan Partners Asset Management, Inc	54
35	*	Ashford, Inc	2
269	*	Associated Capital Group, Inc	8
46,721		Bank of New York Mellon Corp	1,926
7,666		BGC Partners, Inc (Class A)	75
5,223		BlackRock, Inc	1,779
953		Calamos Asset Management, Inc (Class A)	9
22,733		Capital One Financial Corp	1,641
1,340		Cash America International, Inc	40
3,188		CBOE Holdings, Inc	207
47,501		Charles Schwab Corp	1,564
13,279		CME Group, Inc	1,203
853		Cohen & Steers, Inc	26
5,330	*,e	Cowen Group, Inc	20
358	*	Credit Acceptance Corp	77
118		Diamond Hill Investment Group, Inc	22
18,240		Discover Financial Services	978
12,247	*	E*TRADE Financial Corp	363
5,045		Eaton Vance Corp	164
1,165	*,e	Encore Capital Group, Inc	34
1,226	*	Enova International, Inc	8
1,394		Evercore Partners, Inc (Class A)	75
2,322	*	Ezcorp, Inc (Class A)	12
1,763		Factset Research Systems, Inc	287
4,021		Federated Investors, Inc (Class B)	115
2,248	e	Financial Engines, Inc	76
1,226	*	First Cash Financial Services, Inc	46
3,451	*	FNFV Group	39
15,757		Franklin Resources, Inc	580
1,067		Gain Capital Holdings, Inc	9
269		GAMCO Investors, Inc (Class A)	8
17,980		Goldman Sachs Group, Inc	3,241
1,944	*	Green Dot Corp	32
1,295		Greenhill & Co, Inc	37
1,489		HFF, Inc (Class A)	46
517		Houlihan Lokey, Inc	14
2,421		Interactive Brokers Group, Inc (Class A)	106
4,604		IntercontinentalExchange Group, Inc	1,180
675	*	INTL FCStone, Inc	23
18,200		Invesco Ltd	609
1,527		Investment Technology Group, Inc	26

TIAA SEPARATE ACCOUNT VA-1 - Stock Index Account

SHARES		COMPANY	VALUE (000)

27,047	e	iShares Russell 3000 Index Fund	$3,254
6,264		Janus Capital Group, Inc	88
1,997	*	KCG Holdings, Inc	25
5,033	*	Ladenburg Thalmann Financial Services, Inc	14
5,370		Lazard Ltd (Class A)	242
4,116		Legg Mason, Inc	161
2,822	*,e	LendingClub Corp	31
13,873		Leucadia National Corp	241
3,491	e	LPL Financial Holdings, Inc	149
1,588		MarketAxess Holdings, Inc	177
418		Marlin Business Services Corp	7
11,281		McGraw-Hill Financial, Inc	1,112
731		Moelis & Co	21
7,244		Moody’s Corp	727
63,294		Morgan Stanley	2,013
808		Morningstar, Inc	65
4,770		MSCI, Inc (Class A)	344
4,824		NASDAQ OMX Group, Inc	281
16,426		Navient Corp	188
686		Nelnet, Inc (Class A)	23
959	*	NewStar Financial, Inc	9
9,449		Northern Trust Corp	681
8,103		NorthStar Asset Management Group, Inc	98
791		OM Asset Management plc	12
464	*,e	On Deck Capital, Inc	5
2,198	*	OneMain Holdings, Inc	91
448		Oppenheimer Holdings, Inc	8
1,198	*	Pico Holdings, Inc	12
669	*	Piper Jaffray Cos	27
2,037	*,e	PRA Group, Inc	71
527		Pzena Investment Management, Inc (Class A)	4
5,381		Raymond James Financial, Inc	312
231	*	Regional Management Corp	4
606		Resource America, Inc (Class A)	4
1,130	*	Safeguard Scientifics, Inc	16
3,870	*	Santander Consumer USA Holdings, Inc	61
5,890		SEI Investments Co	309
17,941	*	SLM Corp	117
2,851		SPDR Trust Series 1	581
17,013		State Street Corp	1,129
2,900	*	Stifel Financial Corp	123
33,108	*	Synchrony Financial	1,007
10,670		T Rowe Price Group, Inc	763
11,372		TD Ameritrade Holding Corp	395
1,255		Tiptree Financial, Inc	8
817		Virtu Financial, Inc	18
311		Virtus Investment Partners, Inc	36
9,135		Voya Financial, Inc	337
3,560		Waddell & Reed Financial, Inc (Class A)	102
322		Westwood Holdings Group, Inc	17
4,611	e	WisdomTree Investments, Inc	72
276	*,e	World Acceptance Corp	10

		TOTAL DIVERSIFIED FINANCIALS	36,427

ENERGY - 5.9%
4,200	*	Abraxas Petroleum Corp	4
99		Adams Resources & Energy, Inc	4
1,327	e	Alon USA Energy, Inc	20
21,103		Anadarko Petroleum Corp	1,025
2,950	*,e	Antero Resources Corp	64
15,529		Apache Corp	691
2,935		Archrock, Inc	22
624		Ardmore Shipping Corp	8
2,529	e	Atwood Oceanics, Inc	26

TIAA SEPARATE ACCOUNT VA-1 - Stock Index Account

SHARES		COMPANY	VALUE (000)

17,871		Baker Hughes, Inc	$825
1,205	*,e	Basic Energy Services, Inc	3
2,221	*,e	Bill Barrett Corp	9
1,995	*,e	Bonanza Creek Energy, Inc	11
1,469	e	Bristow Group, Inc	38
2,159	*,e	C&J Energy Services Ltd	10
17,465		Cabot Oil & Gas Corp	309
13,608		California Resources Corp	32
2,652	*	Callon Petroleum Co	22
8,080	*	Cameron International Corp	511
905	e	CARBO Ceramics, Inc	16
2,182	*	Carrizo Oil & Gas, Inc	65
10,033	*	Cheniere Energy, Inc	374
24,773	e	Chesapeake Energy Corp	111
78,247		Chevron Corp	7,039
3,957		Cimarex Energy Co	354
262	*,e	Clayton Williams Energy, Inc	8
3,211	*,e	Clean Energy Fuels Corp	12
2,429	*,e	Cloud Peak Energy, Inc	5
15,473	*	Cobalt International Energy, Inc	84
16,525		Columbia Pipeline Group, Inc	330
5,103	*	Concho Resources, Inc	474
51,119		ConocoPhillips	2,387
9,664	e	Consol Energy, Inc	76
670	*	Contango Oil & Gas Co	4
3,512	*	Continental Resources, Inc	81
762	e	CVR Energy, Inc	30
2,390		Delek US Holdings, Inc	59
15,447	e	Denbury Resources, Inc	31
17,324		Devon Energy Corp	554
3,880		DHT Holdings, Inc	31
2,618		Diamond Offshore Drilling, Inc	55
2,621	*	Diamondback Energy, Inc	175
1,027	*	Dorian LPG Ltd	12
1,347	*	Dril-Quip, Inc	80
2,093	*,e	Eclipse Resources Corp	4
3,162		Energen Corp	130
1,796	*	Energy Fuels, Inc	5
9,778		Ensco plc	150
22,906		EOG Resources, Inc	1,622
1,448	*,e	EP Energy Corp	6
6,431		EQT Corp	335
891	*	Era Group, Inc	10
668		Evolution Petroleum Corp	3
1,467	*	Exterran Corp	24
173,857	d	Exxon Mobil Corp	13,552
2,595	*,e	Fairmount Santrol Holdings, Inc	6
9,764	*	FMC Technologies, Inc	283
2,423	*	Forum Energy Technologies, Inc	30
1,468		Frank’s International NV	25
4,624		Frontline Ltd	14
1,757	e	GasLog Ltd	15
2,282	*,e	Gastar Exploration, Inc	3
710	*	Gener8 Maritime, Inc	7
626	*,e	Geospace Technologies Corp	9
3,789		Golar LNG Ltd	60
1,640		Green Plains Renewable Energy, Inc	38
1,158	*,e	Gulfmark Offshore, Inc	5
4,016	*	Gulfport Energy Corp	99
3,169	*,e	Halcon Resources Corp	4
463	e	Hallador Petroleum Co	2
35,257		Halliburton Co	1,200
4,809	*	Helix Energy Solutions Group, Inc	25
4,069	e	Helmerich & Payne, Inc	218
10,650		Hess Corp	516

TIAA SEPARATE ACCOUNT VA-1 - Stock Index Account

SHARES		COMPANY	VALUE (000)

7,784		HollyFrontier Corp	$311
1,338	*,e	Hornbeck Offshore Services, Inc	13
685	*	Independence Contract Drilling, Inc	3
6,522	*,e	ION Geophysical Corp	3
61	*	Isramco, Inc	5
958	*,e	Jones Energy, Inc (Class A)	4
74,637		Kinder Morgan, Inc	1,114
6,492	*	Kosmos Energy LLC	34
5,187	*,e	Laredo Petroleum Holdings, Inc	41
28,521		Marathon Oil Corp	359
22,424		Marathon Petroleum Corp	1,162
3,228	*	Matador Resources Co	64
1,193	*	Matrix Service Co	25
10,530	*,e	McDermott International, Inc	35
3,498	*	Memorial Resource Development Corp	56
7,556		Murphy Oil Corp	170
13,962		Nabors Industries Ltd	119
15,743		National Oilwell Varco, Inc	527
561	*	Natural Gas Services Group, Inc	13
3,582		Navios Maritime Acq Corp	11
6,899	*	Newfield Exploration Co	225
3,910	*	Newpark Resources, Inc	21
9,860	e	Noble Corp plc	104
18,226		Noble Energy, Inc	600
830	e	Nordic American Offshore Ltd	4
3,925	e	Nordic American Tanker Shipping	61
271	*	North Atlantic Drilling Ltd	1
3,091	*,e	Northern Oil And Gas, Inc	12
5,898	*,e	Oasis Petroleum, Inc	43
31,753		Occidental Petroleum Corp	2,147
4,264		Oceaneering International, Inc	160
2,073	*	Oil States International, Inc	56
8,715		Oneok, Inc	215
656	*,e	Pacific Ethanol, Inc	3
648		Panhandle Oil and Gas, Inc (Class A)	10
686	*	Par Petroleum Corp	16
5,410	*	Parker Drilling Co	10
3,509	*	Parsley Energy, Inc	65
6,387		Patterson-UTI Energy, Inc	96
3,649		PBF Energy, Inc	134
1,687	*,e	PDC Energy, Inc	90
620	*	PHI, Inc	10
22,562		Phillips 66	1,846
2,681	*	Pioneer Energy Services Corp	6
6,132		Pioneer Natural Resources Co	769
7,569		Questar Market Resources, Inc	101
7,147	e	Range Resources Corp	176
1,773	*	Renewable Energy Group, Inc	16
303	*	Rex Stores Corp	16
3,065	*	Rice Energy, Inc	33
611	*	RigNet, Inc	13
843	*	Ring Energy, Inc	6
5,316		Rowan Cos plc	90
2,428	e	RPC, Inc	29
2,207	*	RSP Permian, Inc	54
2,020	*,e	Sanchez Energy Corp	9
52,958		Schlumberger Ltd	3,694
7,391		Scorpio Tankers, Inc	59
825	*,e	SEACOR Holdings, Inc	43
15,354	*,e	Seadrill Ltd	52
1,975		SemGroup Corp	57
2,365	e	Ship Finance International Ltd	39
2,953	e	SM Energy Co	58
16,258	*,e	Southwestern Energy Co	116
28,493		Spectra Energy Corp	682

TIAA SEPARATE ACCOUNT VA-1 - Stock Index Account

SHARES		COMPANY	VALUE (000)

2,483	*,e	Stone Energy Corp	$11
6,374		Superior Energy Services	86
4,246	*	Synergy Resources Corp	36
2,368		Targa Resources Investments, Inc	64
2,010	e	Teekay Corp	20
3,273		Teekay Tankers Ltd (Class A)	23
1,519		Tesco Corp	11
5,110		Tesoro Corp	538
3,896	*	Tetra Technologies, Inc	29
2,198	e	Tidewater, Inc	15
1,041	*	TransAtlantic Petroleum Ltd	1
6,760	*,e	Ultra Petroleum Corp	17
2,246	*	Unit Corp	27
3,748	*,e	Uranium Energy Corp	4
2,176	e	US Silica Holdings Inc	41
20,036		Valero Energy Corp	1,417
1,693	*,e	W&T Offshore, Inc	4
32,752	*	Weatherford International Ltd	275
2,997		Western Refining, Inc	107
8,609	*	Whiting Petroleum Corp	81
31,174		Williams Cos, Inc	801
3,100		World Fuel Services Corp	119
8,680	*	WPX Energy, Inc	50

		TOTAL ENERGY	54,374

FOOD & STAPLES RETAILING - 2.0%
1,284		Andersons, Inc	41
1,399		Casey’s General Stores, Inc	169
776	*	Chefs’ Warehouse Holdings, Inc	13
18,245		Costco Wholesale Corp	2,947
46,908		CVS Health Corp	4,586
1,879	*	Fresh Market, Inc	44
555		Ingles Markets, Inc (Class A)	24
40,690		Kroger Co	1,702
345	*	Natural Grocers by Vitamin C	7
571	*	Performance Food Group Co	13
821		Pricesmart, Inc	68
41,789	*	Rite Aid Corp	328
1,024	*	Smart & Final Stores, Inc	19
1,696		Spartan Stores, Inc	37
6,473	*	Sprouts Farmers Market, Inc	172
10,836	*	Supervalu, Inc	73
24,376		Sysco Corp	999
2,109	*	United Natural Foods, Inc	83
292		Village Super Market (Class A)	8
35,725		Walgreens Boots Alliance, Inc	3,042
65,481		Wal-Mart Stores, Inc	4,014
145		Weis Markets, Inc	6
15,125		Whole Foods Market, Inc	507

		TOTAL FOOD & STAPLES RETAILING	18,902

FOOD, BEVERAGE & TOBACCO - 4.9%
136	e	Alico, Inc	5
81,715		Altria Group, Inc	4,757
654	*,e	Amplify Snack Brands, Inc	8
25,645		Archer Daniels Midland Co	941
2,348		B&G Foods, Inc (Class A)	82
1,649	*,e	Blue Buffalo Pet Products, Inc	31
387	*,e	Boston Beer Co, Inc (Class A)	78
2,588	*	Boulder Brands, Inc	28
1,156	e	Brown-Forman Corp	127
5,122		Brown-Forman Corp (Class B)	509
5,711		Bunge Ltd	390
555		Calavo Growers, Inc	27

TIAA SEPARATE ACCOUNT VA-1 - Stock Index Account

SHARES		COMPANY	VALUE (000)

1,364	e	Cal-Maine Foods, Inc	$63
7,269		Campbell Soup Co	382
2,926	*	Castle Brands, Inc	4
199		Coca-Cola Bottling Co Consolidated	36
163,345		Coca-Cola Co	7,017
9,837		Coca-Cola Enterprises, Inc	484
17,438		ConAgra Foods, Inc	735
6,719		Constellation Brands, Inc (Class A)	957
418	*	Craft Brewers Alliance, Inc	3
7,267	*	Darling International, Inc	76
3,987		Dean Foods Co	68
1,154	*	Diamond Foods, Inc	44
7,806		Dr Pepper Snapple Group, Inc	728
288	*	Farmer Bros Co	9
7,331		Flowers Foods, Inc	158
1,315		Fresh Del Monte Produce, Inc	51
901	*,e	Freshpet, Inc	8
24,741		General Mills, Inc	1,427
4,334	*	Hain Celestial Group, Inc	175
6,158		Hershey Co	550
5,606		Hormel Foods Corp	443
3,006		Ingredion, Inc	288
649	*,e	Inventure Foods, Inc	5
431		J&J Snack Foods Corp	50
5,011		J.M. Smucker Co	618
368		John B. Sanfilippo & Son, Inc	20
10,180		Kellogg Co	736
5,456		Keurig Green Mountain, Inc	491
24,664		Kraft Heinz Co	1,795
744		Lancaster Colony Corp	86
2,170		Lance, Inc	74
1,289	*	Landec Corp	15
179	*	Lifeway Foods, Inc	2
443	e	Limoneira Co	7
5,151		McCormick & Co, Inc	441
8,250		Mead Johnson Nutrition Co	651
476		Mgp Ingredients, Inc	12
5,819		Molson Coors Brewing Co (Class B)	547
67,553		Mondelez International, Inc	3,029
6,132	*	Monster Beverage Corp	913
621	*	National Beverage Corp	28
996	*	Omega Protein Corp	22
61,500		PepsiCo, Inc	6,145
64,457		Philip Morris International, Inc	5,666
2,708	e	Pilgrim’s Pride Corp	60
4,849		Pinnacle Foods, Inc	206
2,313	*	Post Holdings, Inc	143
34,341		Reynolds American, Inc	1,585
887	e	Sanderson Farms, Inc	69
11	*	Seaboard Corp	32
365	*	Seneca Foods Corp	11
889	*	Synutra International, Inc	4
799	e	Tootsie Roll Industries, Inc	25
1,782	*	TreeHouse Foods, Inc	140
12,339		Tyson Foods, Inc (Class A)	658
821	e	Universal Corp	46
3,167	e	Vector Group Ltd	75
7,405	*	WhiteWave Foods Co (Class A)	288

		TOTAL FOOD, BEVERAGE & TOBACCO	45,384

HEALTH CARE EQUIPMENT & SERVICES - 5.1%
338	*,e	AAC Holdings, Inc	6
1,018		Abaxis, Inc	57
61,757		Abbott Laboratories	2,773
1,518	*	Abiomed, Inc	137

TIAA SEPARATE ACCOUNT VA-1 - Stock Index Account

SHARES		COMPANY	VALUE (000)

2,184	*	Acadia Healthcare Co, Inc	$136
3,073	*,e	Accuray, Inc	21
1,212		Aceto Corp	33
255	*	Addus HomeCare Corp	6
221	*,e	Adeptus Health, Inc	12
14,524		Aetna Inc	1,570
1,657	*	Air Methods Corp	69
3,457	*	Align Technology, Inc	228
253	*	Alliance HealthCare Services, Inc	2
7,667	*	Allscripts Healthcare Solutions, Inc	118
380	*	Almost Family, Inc	15
1,243	*	Amedisys, Inc	49
8,569		AmerisourceBergen Corp	889
2,008	*	AMN Healthcare Services, Inc	62
2,050	*	Amsurg Corp	156
558		Analogic Corp	46
1,310	*	Angiodynamics, Inc	16
566	*	Anika Therapeutics, Inc	22
5,177	*,e	Antares Pharma, Inc	6
10,948		Anthem, Inc	1,527
1,518	*	athenahealth, Inc	244
1,229	*	AtriCure, Inc	28
69		Atrion Corp	26
3,017		Bard (C.R.), Inc	572
22,322		Baxter International, Inc	852
8,657		Becton Dickinson & Co	1,334
2,663	*,e	BioScrip, Inc	5
1,148	*	BioTelemetry, Inc	13
55,150	*	Boston Scientific Corp	1,017
7,774	*	Brookdale Senior Living, Inc	143
1,496		Cantel Medical Corp	93
1,396	*	Capital Senior Living Corp	29
13,747		Cardinal Health, Inc	1,227
1,207	*	Cardiovascular Systems, Inc	18
1,380	*,e	Castlight Health, Inc	6
5,036	*	Centene Corp	331
12,536	*	Cerner Corp	754
3,181	*,e	Cerus Corp	20
719		Chemed Corp	108
10,690		Cigna Corp	1,564
504	*	Civitas Solutions, Inc	14
5,064	*	Community Health Systems, Inc	134
481	e	Computer Programs & Systems, Inc	24
439	*,e	ConforMIS, Inc	8
1,202		Conmed Corp	53
2,033		Cooper Cos, Inc	273
1,009	*,e	Corindus Vascular Robotics, Inc	3
514	*	Corvel Corp	23
1,273	*	Cross Country Healthcare, Inc	21
1,413		CryoLife, Inc	15
593	*	Cutera, Inc	8
943	*	Cynosure, Inc (Class A)	42
7,448	*	DaVita, Inc	519
5,876		Dentsply International, Inc	358
3,382	*	DexCom, Inc	277
1,539	*,e	Diplomat Pharmacy, Inc	53
9,016	*	Edwards Lifesciences Corp	712
308	*	EndoChoice Holdings, Inc	3
2,887	*,e	Endologix, Inc	29
2,136		Ensign Group, Inc	48
221	*	Entellus Medical, Inc	4
7,853	*	Envision Healthcare Holdings, Inc	204
560	*	Evolent Health, Inc	7
408	*	Exactech, Inc	7
1,755	*	ExamWorks Group, Inc	47

TIAA SEPARATE ACCOUNT VA-1 - Stock Index Account

SHARES		COMPANY	VALUE (000)

27,971	*	Express Scripts Holding Co	$2,445
1,637	*	Five Star Quality Care, Inc	5
973	*	Genesis Health Care, Inc	3
1,865	*	GenMark Diagnostics, Inc	14
305	*,e	Glaukos Corp	8
2,899	*	Globus Medical, Inc	81
1,091	*	Greatbatch, Inc	57
2,236	*	Haemonetics Corp	72
2,049	*	Halyard Health, Inc	68
1,683	*	Hanger Orthopedic Group, Inc	28
13,239	*	HCA Holdings, Inc	895
3,275	*	Health Net, Inc	224
1,522	*	HealthEquity, Inc	38
3,916		Healthsouth Corp	136
1,071	*	HealthStream, Inc	24
1,449	*	Healthways, Inc	19
752	*	HeartWare International, Inc	38
3,378	*	Henry Schein, Inc	534
2,407		Hill-Rom Holdings, Inc	116
3,657	*	HMS Holdings Corp	45
10,495	*	Hologic, Inc	406
6,189		Humana, Inc	1,105
604	*	ICU Medical, Inc	68
3,988	*	Idexx Laboratories, Inc	291
369	*	Imprivata, Inc	4
5,323	*	IMS Health Holdings, Inc	136
672	*	Inogen Inc	27
1,018	*,e	Inovalon Holdings, Inc	17
2,452	*	Insulet Corp	93
1,114	*	Integra LifeSciences Holdings Corp	75
1,535	*	Intuitive Surgical, Inc	838
1,548		Invacare Corp	27
3,513	*	Inverness Medical Innovations, Inc	137
1,103	*,e	InVivo Therapeutics Holdings Corp	8
728	*	K2M Group Holdings, Inc	14
3,505		Kindred Healthcare, Inc	42
4,041	*	Laboratory Corp of America Holdings	500
498	e	Landauer, Inc	16
991	*	LDR Holding Corp	25
209		LeMaitre Vascular, Inc	4
593	*	LHC Group, Inc	27
1,586	*	LifePoint Hospitals, Inc	116
1,790	*	LivaNova plc	106
1,149	*	Magellan Health Services, Inc	71
1,900	*	Masimo Corp	79
9,685		McKesson Corp	1,910
2,613	*	MedAssets, Inc	81
2,351	*	Medidata Solutions, Inc	116
59,166		Medtronic plc	4,551
1,883		Meridian Bioscience, Inc	39
1,836	*	Merit Medical Systems, Inc	34
1,450	*	Molina Healthcare, Inc	87
95		National Healthcare Corp	6
357		National Research Corp	6
1,466	*	Natus Medical, Inc	70
1,566	*	Neogen Corp	88
646	*	Nevro Corp	44
1,348	*,e	Nobilis Health Corp	4
2,136	*	NuVasive, Inc	116
2,725	*	NxStage Medical, Inc	60
1,563	*	Omnicell, Inc	49
2,901	*	OraSure Technologies, Inc	19
861	*	Orthofix International NV	34
2,695		Owens & Minor, Inc	97
592	*,e	Oxford Immunotec Global plc	7

TIAA SEPARATE ACCOUNT VA-1 - Stock Index Account

SHARES		COMPANY	VALUE (000)

3,639		Patterson Cos, Inc	$165
3,944	*	Pediatrix Medical Group, Inc	283
1,348	*	PharMerica Corp	47
1,600	*	Premier, Inc	56
444	*	Press Ganey Holdings, Inc	14
495	*	Providence Service Corp	23
1,960		Quality Systems, Inc	32
5,980		Quest Diagnostics, Inc	425
1,220	*	Quidel Corp	26
1,510	*	RadNet, Inc	9
5,894		Resmed, Inc	316
1,891	*,e	Rockwell Medical Technologies, Inc	19
2,673	*	RTI Biologics, Inc	11
371	*	SeaSpine Holdings Corp	6
489	*,e	Second Sight Medical Products, Inc	3
4,065		Select Medical Holdings Corp	48
2,323	*	Sirona Dental Systems, Inc	255
1,958	*	Spectranetics Corp	29
11,878		St. Jude Medical, Inc	734
1,741	*,e	Staar Surgical Co	12
3,545	e	STERIS plc	267
13,911		Stryker Corp	1,293
643	*	Surgery Partners, Inc	13
915	*	Surgical Care Affiliates, Inc	36
723	*	SurModics, Inc	15
480	*	Tandem Diabetes Care, Inc	6
3,085	*	Team Health Holdings, Inc	135
407	*,e	Teladoc, Inc	7
1,581		Teleflex, Inc	208
4,206	*	Tenet Healthcare Corp	127
1,189	*,e	TransEnterix, Inc	3
1,085	*	Triple-S Management Corp (Class B)	26
703	*,e	Trupanion, Inc	7
3,641	*,e	Unilife Corp	2
39,565		UnitedHealth Group, Inc	4,655
1,661		Universal American Corp	12
3,813		Universal Health Services, Inc (Class B)	456
549		US Physical Therapy, Inc	29
149		Utah Medical Products, Inc	9
4,242	*	Varian Medical Systems, Inc	343
873	*	Vascular Solutions, Inc	30
3,085	*	VCA Antech, Inc	170
2,988	*,e	Veeva Systems, Inc	86
594	*,e	Veracyte, Inc	4
960	*	Vocera Communications, Inc	12
1,857	*	WellCare Health Plans, Inc	145
3,006		West Pharmaceutical Services, Inc	181
3,839	*	Wright Medical Group NV	93
1,310	*	Zeltiq Aesthetics, Inc	37
7,060		Zimmer Holdings, Inc	724

		TOTAL HEALTH CARE EQUIPMENT & SERVICES	47,370

HOUSEHOLD & PERSONAL PRODUCTS - 1.8%
18,832		Avon Products, Inc	76
1,891	*	Central Garden and Pet Co (Class A)	26
5,230		Church & Dwight Co, Inc	444
5,465		Clorox Co	693
37,429		Colgate-Palmolive Co	2,494
3,508		Coty, Inc	90
2,560		Edgewell Personal Care Co	201
945	*	Elizabeth Arden, Inc	9
2,560		Energizer Holdings, Inc	87
8,556		Estee Lauder Cos (Class A)	754
3,010	*,e	Herbalife Ltd	161

TIAA SEPARATE ACCOUNT VA-1 - Stock Index Account

SHARES		COMPANY	VALUE (000)

3,579	*	HRG Group, Inc	$49
735		Inter Parfums, Inc	18
15,138		Kimberly-Clark Corp	1,927
571	*	Medifast, Inc	17
325	e	Natural Health Trends Corp	11
537		Nature’s Sunshine Products, Inc	5
2,507	e	Nu Skin Enterprises, Inc (Class A)	95
364	*	Nutraceutical International Corp	9
255		Oil-Dri Corp of America	9
289		Orchids Paper Products Co	9
112,635		Procter & Gamble Co	8,944
575	*	Revlon, Inc (Class A)	16
1,068		Spectrum Brands, Inc	109
72	*	USANA Health Sciences, Inc	9
577		WD-40 Co	57

		TOTAL HOUSEHOLD & PERSONAL PRODUCTS	16,319

INSURANCE - 4.1%
13,547		ACE Ltd	1,583
17,925		Aflac, Inc	1,074
636	*	Alleghany Corp	304
4,032		Allied World Assurance Co Holdings Ltd	150
16,881		Allstate Corp	1,048
1,490	*	AMBAC Financial Group, Inc	21
2,947		American Equity Investment Life Holding Co	71
2,871		American Financial Group, Inc	207
51,581		American International Group, Inc	3,196
284		American National Insurance Co	29
810		Amerisafe, Inc	41
1,628		Amtrust Financial Services, Inc	100
11,625		Aon plc	1,072
5,229	*	Arch Capital Group Ltd	365
1,183		Argo Group International Holdings Ltd	71
7,085		Arthur J. Gallagher & Co	290
2,612		Aspen Insurance Holdings Ltd	126
2,863		Assurant, Inc	231
6,299		Assured Guaranty Ltd	166
493	*	Atlas Financial Holdings, Inc	10
4,272		Axis Capital Holdings Ltd	240
422		Baldwin & Lyons, Inc (Class B)	10
77,165	*	Berkshire Hathaway, Inc (Class B)	10,189
4,884		Brown & Brown, Inc	157
9,540		Chubb Corp	1,265
6,937		Cincinnati Financial Corp	410
2,162	*,e	Citizens, Inc (Class A)	16
1,136		CNA Financial Corp	40
8,300		Conseco, Inc	158
1,190		Crawford & Co (Class B)	6
406		Donegal Group, Inc (Class A)	6
252		EMC Insurance Group, Inc	6
1,381		Employers Holdings, Inc	38
2,699		Endurance Specialty Holdings Ltd	173
285	*	Enstar Group Ltd	43
1,077		Erie Indemnity Co (Class A)	103
1,735		Everest Re Group Ltd	318
441		FBL Financial Group, Inc (Class A)	28
485		Federated National Holding Co	14
630		Fidelity & Guaranty Life	16
4,733		First American Financial Corp	170
11,852		FNF Group	411
21,064	*	Genworth Financial, Inc (Class A)	79
1,299	*	Greenlight Capital Re Ltd (Class A)	24
368	*	Hallmark Financial Services	4
1,862		Hanover Insurance Group, Inc	151

TIAA SEPARATE ACCOUNT VA-1 - Stock Index Account

SHARES		COMPANY	VALUE (000)

17,743		Hartford Financial Services Group, Inc	$771
290	e	HCI Group, Inc	10
838	*	Heritage Insurance Holdings, Inc	18
1,816		Horace Mann Educators Corp	60
392		Independence Holding Co	5
265		Infinity Property & Casualty Corp	22
474		James River Group Holdings Ltd	16
2,004		Kemper Corp	75
10,695		Lincoln National Corp	538
13,139		Loews Corp	505
2,294		Maiden Holdings Ltd	34
587	*	Markel Corp	519
22,203		Marsh & McLennan Cos, Inc	1,231
2,962	*	MBIA, Inc	19
1,146		Mercury General Corp	53
39,033		Metlife, Inc	1,882
1,590		National General Holdings Corp	35
224		National Interstate Corp	6
27		National Western Life Group, Inc	7
163	*	Navigators Group, Inc	14
11,046		Old Republic International Corp	206
1,061		OneBeacon Insurance Group Ltd (Class A)	13
1,949		PartnerRe Ltd	272
378	*,e	Patriot National, Inc	3
1,790		Primerica, Inc	85
12,365		Principal Financial Group	556
1,922		ProAssurance Corp	93
24,638		Progressive Corp	784
18,804		Prudential Financial, Inc	1,531
2,824		Reinsurance Group of America, Inc (Class A)	242
1,799		RenaissanceRe Holdings Ltd	204
1,944		RLI Corp	120
678		Safety Insurance Group, Inc	38
2,545		Selective Insurance Group, Inc	85
1,810		Stancorp Financial Group, Inc	206
630		State Auto Financial Corp	13
1,279		State National Cos, Inc	13
1,090		Stewart Information Services Corp	41
3,316		Symetra Financial Corp	105
3,060	*	Third Point Reinsurance Ltd	41
5,035		Torchmark Corp	288
13,255		Travelers Cos, Inc	1,496
417	*	United America Indemnity Ltd	12
1,001		United Fire & Casualty Co	38
739		United Insurance Holdings Corp	13
1,340	e	Universal Insurance Holdings, Inc	31
10,536		UnumProvident Corp	351
3,531		Validus Holdings Ltd	163
4,187		W.R. Berkley Corp	229
220		White Mountains Insurance Group Ltd	160
12,941		XL Capital Ltd	507

		TOTAL INSURANCE	37,989

MATERIALS - 3.1%
1,236		A. Schulman, Inc	38
226	*	AEP Industries, Inc	17
8,823		Air Products & Chemicals, Inc	1,148
2,869		Airgas, Inc	397
7,540	*,e	AK Steel Holding Corp	17
4,747		Albemarle Corp	266
55,032		Alcoa, Inc	543
4,614	e	Allegheny Technologies, Inc	52
1,339		American Vanguard Corp	19
2,561		Aptargroup, Inc	186

TIAA SEPARATE ACCOUNT VA-1 - Stock Index Account

SHARES		COMPANY	VALUE (000)

2,874		Ashland, Inc	$295
3,846		Avery Dennison Corp	241
4,250	*	Axalta Coating Systems Ltd	113
2,975		Axiall Corp	46
1,365		Balchem Corp	83
5,827		Ball Corp	424
4,123		Bemis Co, Inc	184
4,981	*	Berry Plastics Group, Inc	180
1,581	*	Boise Cascade Co	40
864		Brush Engineered Materials, Inc	24
2,677		Cabot Corp	109
2,460		Calgon Carbon Corp	42
2,123		Carpenter Technology Corp	64
6,474		Celanese Corp (Series A)	436
2,103	*,e	Century Aluminum Co	9
9,471		CF Industries Holdings, Inc	387
340		Chase Corp	14
7,648		Chemours Co	41
2,843	*	Chemtura	78
724	*	Clearwater Paper Corp	33
2,919	*,e	Cliffs Natural Resources, Inc	5
5,677	*,e	Coeur Mining, Inc	14
4,903		Commercial Metals Co	67
1,427		Compass Minerals International, Inc	107
277	*	Core Molding Technologies, Inc	4
5,868	*	Crown Holdings, Inc	298
507		Deltic Timber Corp	30
2,686		Domtar Corp	99
46,326		Dow Chemical Co	2,385
37,371		Du Pont (E.I.) de Nemours & Co	2,489
2,148		Eagle Materials, Inc	130
6,276		Eastman Chemical Co	424
10,941		Ecolab, Inc	1,251
3,191	*	Ferro Corp	36
1,324	*,e	Flotek Industries, Inc	15
5,654		FMC Corp	221
47,467		Freeport-McMoRan Copper & Gold, Inc (Class B)	321
954		FutureFuel Corp	13
1,827		Glatfelter	34
14,280		Graphic Packaging Holding Co	183
1,405		Greif, Inc (Class A)	43
2,138		H.B. Fuller Co	78
459		Hawkins, Inc	16
501		Haynes International, Inc	18
3,320	*	Headwaters, Inc	56
14,157		Hecla Mining Co	27
2,056	*	Horsehead Holding Corp	4
8,646		Huntsman Corp	98
877		Innophos Holdings, Inc	25
1,128		Innospec, Inc	61
3,379		International Flavors & Fragrances, Inc	404
17,778		International Paper Co	670
2,641	*	Intrepid Potash, Inc	8
722		Kaiser Aluminum Corp	60
3,744		Kapstone Paper and Packaging Corp	85
329		KMG Chemicals, Inc	8
952		Koppers Holdings, Inc	17
1,394	*	Kraton Polymers LLC	23
1,114	e	Kronos Worldwide, Inc	6
4,868	*	Louisiana-Pacific Corp	88
901	*,e	LSB Industries, Inc	7
15,219		LyondellBasell Industries AF S.C.A	1,323
2,851		Martin Marietta Materials, Inc	389
1,470		Minerals Technologies, Inc	67
18,323		Monsanto Co	1,805

TIAA SEPARATE ACCOUNT VA-1 - Stock Index Account

SHARES		COMPANY	VALUE (000)

14,524		Mosaic Co	$401
710	*	Multi Packaging Solutions International Ltd	12
1,165		Myers Industries, Inc	16
743		Neenah Paper, Inc	46
364		NewMarket Corp	139
21,130		Newmont Mining Corp	380
12,971		Nucor Corp	523
6,869		Olin Corp	119
529		Olympic Steel, Inc	6
2,250	*	Omnova Solutions, Inc	14
6,940	*	Owens-Illinois, Inc	121
4,130		Packaging Corp of America	260
4,983	*	Platform Specialty Products Corp	64
3,765		PolyOne Corp	120
11,239		PPG Industries, Inc	1,111
11,948		Praxair, Inc	1,223
610		Quaker Chemical Corp	47
1,981	e	Rayonier Advanced Materials, Inc	19
1,041	*	Real Industry, Inc	8
3,130		Reliance Steel & Aluminum Co	181
1,146	*	Rentech, Inc	4
2,719		Royal Gold, Inc	99
5,631		RPM International, Inc	248
1,183		Schnitzer Steel Industries, Inc (Class A)	17
1,285		Schweitzer-Mauduit International, Inc	54
1,899		Scotts Miracle-Gro Co (Class A)	123
8,882		Sealed Air Corp	396
1,854	*,e	Senomyx, Inc	7
1,971		Sensient Technologies Corp	124
3,297		Sherwin-Williams Co	856
1,724		Silgan Holdings, Inc	93
4,152		Sonoco Products Co	170
4,823	e	Southern Copper Corp (NY)	126
10,024		Steel Dynamics, Inc	179
834		Stepan Co	41
5,293	*	Stillwater Mining Co	45
1,097	*	Summit Materials, Inc	22
2,967		SunCoke Energy, Inc	10
6,716		Tahoe Resources, Inc	58
1,733		TimkenSteel Corp	15
970	*	Trecora Resources	12
1,164		Tredegar Corp	16
422	*,e	Trinseo S.A.	12
2,723		Tronox Ltd	11
66		United States Lime & Minerals, Inc	4
6,022	e	United States Steel Corp	48
545	*	US Concrete, Inc	29
3,434		Valspar Corp	285
5,550		Vulcan Materials Co	527
1,708		Wausau Paper Corp	17
1,703		Westlake Chemical Corp	93
11,005		WestRock Co	502
1,910		Worthington Industries, Inc	58
3,109	*	WR Grace & Co	310

		TOTAL MATERIALS	28,459

MEDIA - 3.1%
922		AMC Entertainment Holdings, Inc	22
2,529	*	AMC Networks, Inc	189
148		Cable One, Inc	64
7,950		Cablevision Systems Corp (Class A)	254
1,014	*	Carmike Cinemas, Inc	23
20,373		CBS Corp (Class B)	960
3,461	*,e	Central European Media Enterprises Ltd (Class A) (NASDAQ)	9

TIAA SEPARATE ACCOUNT VA-1 - Stock Index Account

SHARES		COMPANY	VALUE (000)

3,067	*,e	Charter Communications, Inc	$562
4,956		Cinemark Holdings, Inc	166
1,723	*	Clear Channel Outdoor Holdings, Inc (Class A)	10
104,272		Comcast Corp (Class A)	5,884
1,802	*	Crown Media Holdings, Inc (Class A)	10
46	*,e	Daily Journal Corp	9
6,583	*	Discovery Communications, Inc (Class A)	176
11,578	*	Discovery Communications, Inc (Class C)	292
9,133	*	DISH Network Corp (Class A)	522
3,294	*	DreamWorks Animation SKG, Inc (Class A)	85
1,252	*	Entercom Communications Corp (Class A)	14
2,637		Entravision Communications Corp (Class A)	20
2,606		EW Scripps Co (Class A)	50
4,815		Gannett Co, Inc	78
1,656	*	Global Eagle Entertainment, Inc	16
2,680	*	Gray Television, Inc	44
2,075		Harte-Hanks, Inc	7
408	*,e	Hemisphere Media Group, Inc	6
2,551	*	Imax Corp	91
17,454		Interpublic Group of Cos, Inc	406
1,843		John Wiley & Sons, Inc (Class A)	83
900		Journal Media Group, Inc	11
1,046	*	Liberty Broadband Corp (Class A)	54
2,721	*	Liberty Broadband Corp (Class C)	141
4,289	*	Liberty Media Corp	168
8,370	*	Liberty Media Corp (Class C)	319
4,001	e	Lions Gate Entertainment Corp	130
5,383	*	Live Nation, Inc	132
546	*	Loral Space & Communications, Inc	22
867	*	Madison Square Garden Co	140
1,932	e	MDC Partners, Inc	42
4,057	*	Media General, Inc	66
1,642		Meredith Corp	71
2,602	*	MSG Networks, Inc	54
2,714		National CineMedia, Inc	43
1,709		New Media Investment Group, Inc	33
5,841		New York Times Co (Class A)	78
16,212		News Corp	217
4,202		News Corp (Class B)	59
1,355		Nexstar Broadcasting Group, Inc (Class A)	80
9,960		Omnicom Group, Inc	754
787	*	Reading International, Inc	10
3,573	e	Regal Entertainment Group (Class A)	67
475	*	Rentrak Corp	23
216		Saga Communications, Inc	8
1,212		Scholastic Corp	47
3,912		Scripps Networks Interactive (Class A)	216
2,960		Sinclair Broadcast Group, Inc (Class A)	96
92,245	*	Sirius XM Holdings, Inc	375
1,322	*	Sizmek, Inc	5
2,902	*	Starz-Liberty Capital	97
9,631		TEGNA, Inc	246
13,319		Thomson Corp	504
11,670		Time Warner Cable, Inc	2,166
34,102		Time Warner, Inc	2,205
4,634		Time, Inc	73
322	*,e	Townsquare Media, Inc	4
3,400		Tribune Co	115
1,096		Tribune Publishing Co	10
49,454		Twenty-First Century Fox, Inc	1,343
20,168		Twenty-First Century Fox, Inc (Class B)	549
411		Viacom, Inc	18
14,101		Viacom, Inc (Class B)	580
70,631		Walt Disney Co	7,422
1,281	e	World Wrestling Entertainment, Inc (Class A)	23

		TOTAL MEDIA	28,868

TIAA SEPARATE ACCOUNT VA-1 - Stock Index Account

SHARES		COMPANY	VALUE (000)

PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES - 9.6%
68,673		AbbVie, Inc	$4,068
3,424	*	Acadia Pharmaceuticals, Inc	122
987	*,e	Accelerate Diagnostics, Inc	21
922	*	Acceleron Pharma, Inc	45
4,428	*	Achillion Pharmaceuticals, Inc	48
1,860	*,e	Acorda Therapeutics, Inc	80
420	*	Adamas Pharmaceuticals, Inc	12
355	*,e	Aduro Biotech, Inc	10
1,291	*,e	Advaxis, Inc	13
1,318	*,e	Aegerion Pharmaceuticals, Inc	13
844	*,e	Aerie Pharmaceuticals, Inc	21
628	*	Affimed NV	4
3,307	*,e	Affymetrix, Inc	33
2,830	*	Agenus, Inc	13
14,059		Agilent Technologies, Inc	588
1,096	*,e	Agios Pharmaceuticals, Inc	71
469	*,e	Aimmune Therapeutics, Inc	9
1,027	*,e	Akebia Therapeutics, Inc	13
3,320	*	Akorn, Inc	124
1,060	*,e	Albany Molecular Research, Inc	21
879	*	Alder Biopharmaceuticals, Inc	29
8,936	*	Alexion Pharmaceuticals, Inc	1,705
818	*	Alimera Sciences, Inc	2
6,349	*	Alkermes plc	504
16,300	*	Allergan plc	5,094
3,137	*	Alnylam Pharmaceuticals, Inc	295
1,291	*	AMAG Pharmaceuticals, Inc	39
31,628		Amgen, Inc	5,134
4,091	*	Amicus Therapeutics, Inc	40
1,331	*	Amphastar Pharmaceuticals, Inc	19
1,730	*	Anacor Pharmaceuticals, Inc	195
292	*,e	ANI Pharmaceuticals, Inc	13
1,485	*,e	Anthera Pharmaceuticals, Inc	7
216	*	Applied Genetic Technologies Corp	4
1,104	*	Aratana Therapeutics, Inc	6
531	*	Ardelyx, Inc	10
9,609	*,e	Arena Pharmaceuticals, Inc	18
7,383	*,e	Ariad Pharmaceuticals, Inc	46
5,359	*,e	Array Biopharma, Inc	23
2,299	*,e	Arrowhead Research Corp	14
596	*	Assembly Biosciences, Inc	4
607	*	Atara Biotherapeutics, Inc	16
272	*	aTyr Pharma, Inc	3
853	*,e	Avalanche Biotechnologies, Inc	8
596	*,e	Axovant Sciences Ltd	11
22,986		Baxalta, Inc	897
351	*	Bellicum Pharmaceuticals, Inc	7
3,132	*	BioCryst Pharmaceuticals, Inc	32
1,429	*,e	BioDelivery Sciences International, Inc	7
9,221	*	Biogen Idec, Inc	2,825
6,771	*	BioMarin Pharmaceutical, Inc	709
871	*	Bio-Rad Laboratories, Inc (Class A)	121
213	*	Biospecifics Technologies Corp	9
1,411		Bio-Techne Corp	127
1,108	*,e	BioTime, Inc	5
1,388	*	Bluebird Bio, Inc	89
383	*,e	Blueprint Medicines Corp	10
69,254		Bristol-Myers Squibb Co	4,764
4,716	*	Bruker BioSciences Corp	114
1,384	*	Cambrex Corp	65
704	*	Cara Therapeutics Inc	12
3,529	*	Catalent, Inc	88
3,245	*,e	Catalyst Pharmaceuticals, Inc	8

TIAA SEPARATE ACCOUNT VA-1 - Stock Index Account

SHARES		COMPANY	VALUE (000)

32,918	*	Celgene Corp	$3,942
4,172	*,e	Celldex Therapeutics, Inc	65
412	*	Cellular Biomedicine Group, Inc	9
1,345	*,e	Cempra, Inc	42
3,076	*	Cepheid, Inc	112
2,091	*	Charles River Laboratories International, Inc	168
1,103	*	ChemoCentryx, Inc	9
307	*	Chiasma, Inc	6
1,747	*	Chimerix, Inc	16
1,094	*,e	Clovis Oncology, Inc	38
994	*	Coherus Biosciences, Inc	23
280	*	Collegium Pharmaceutical, Inc	8
642	*	Concert Pharmaceuticals Inc	12
2,638	*,e	Corcept Therapeutics, Inc	13
360	*,e	Corium International, Inc	3
1,266	*,e	CorMedix, Inc	3
4,964	*,e	CTI BioPharma Corp	6
4,829	*	Curis, Inc	14
1,140	*	Cytokinetics, Inc	12
2,438	*,e	CytRx Corp	6
2,577	*,e	Depomed, Inc	47
543	*	Dermira, Inc	19
665	*	Dicerna Pharmaceuticals Inc	8
4,800	*	Durect Corp	11
6,139	*	Dyax Corp	231
1,160	*	Dynavax Technologies Corp	28
364	*,e	Eagle Pharmaceuticals, Inc	32
40,495		Eli Lilly & Co	3,412
1,234	*	Emergent Biosolutions, Inc	49
648	*,e	Enanta Pharmaceuticals, Inc	21
9,450	*	Endo International plc	579
1,449	*	Endocyte, Inc	6
1,244	*,e	Epizyme, Inc	20
554	*,e	Esperion Thereapeutics, Inc	12
3,648	*,e	Exact Sciences Corp	34
8,337	*,e	Exelixis, Inc	47
1,034	*	Fibrocell Science, Inc	5
2,028	*	FibroGen, Inc	62
731	*	Five Prime Therapeutics, Inc	30
587	*	Flexion Therapeutics Inc	11
1,247	*	Fluidigm Corp	13
940	*,e	Foamix Pharmaceuticals Ltd	8
507	*	Foundation Medicine, Inc	11
6,674	*,e	Galena Biopharma, Inc	10
748	*,e	Genocea Biosciences Inc	4
810	*	Genomic Health, Inc	28
6,445	*,e	Geron Corp	31
61,119		Gilead Sciences, Inc	6,185
290	*,e	Global Blood Therapeutics, Inc	9
4,607	*	Halozyme Therapeutics, Inc	80
438	*	Harvard Bioscience, Inc	2
1,036	*,e	Heron Therapeutics, Inc	28
236	*	Heska Corp	9
2,542	*,e	Idera Pharmaceuticals, Inc	8
787	*	Ignyta, Inc	11
5,913	*	Illumina, Inc	1,135
484	*,e	Immune Design Corp	10
3,866	*	Immunogen, Inc	52
3,543	*,e	Immunomedics, Inc	11
3,085	*	Impax Laboratories, Inc	132
545	*	INC Research Holdings, Inc	26
6,606	*	Incyte Corp	716
2,197	*	Infinity Pharmaceuticals, Inc	17
2,690	*,e	Inovio Pharmaceuticals, Inc	18
2,595	*	Insmed, Inc	47

TIAA SEPARATE ACCOUNT VA-1 - Stock Index Account

SHARES		COMPANY	VALUE (000)

998	*,e	Insys Therapeutics, Inc	$29
673	*,e	Intercept Pharmaceuticals, Inc	101
585	*,e	Intersect ENT, Inc	13
929	*	Intra-Cellular Therapies, Inc	50
1,960	*,e	Intrexon Corp	59
5,139	*,e	Ionis Pharmaceuticals, Inc	318
5,284	*	Ironwood Pharmaceuticals, Inc	61
2,591	*	Jazz Pharmaceuticals plc	364
115,197		Johnson & Johnson	11,833
427	*,e	Juno Therapeutics, Inc	19
988	*,e	Karyopharm Therapeutics, Inc	13
4,356	*,e	Keryx Biopharmaceuticals, Inc	22
1,223	*	Kite Pharma, Inc	75
486	*,e	La Jolla Pharmaceutical Co	13
1,137	*,e	Lannett Co, Inc	46
1,510	*,e	Lexicon Pharmaceuticals, Inc	20
773	*,e	Ligand Pharmaceuticals, Inc (Class B)	84
1,951	*,e	Lion Biotechnologies, Inc	15
353	*	Loxo Oncology, Inc	10
1,879	*	Luminex Corp	40
1,177	*	MacroGenics, Inc	36
4,937	*	Mallinckrodt plc	368
10,048	*,e	MannKind Corp	15
712	*	Medgenics, Inc	4
2,880	*,e	Medicines Co	108
6,696	*	Medivation, Inc	324
117,558		Merck & Co, Inc	6,210
4,612	*,e	Merrimack Pharmaceuticals, Inc	36
1,180	*	Mettler-Toledo International, Inc	400
4,566	*,e	MiMedx Group, Inc	43
332	*,e	Mirati Therapeutics, Inc	10
2,562	*	Momenta Pharmaceuticals, Inc	38
17,162	*,e	Mylan NV	928
3,039	*	Myriad Genetics, Inc	131
460	*,e	NanoString Technologies, Inc	7
280	*,e	NantKwest, Inc	5
424	*	Natera, Inc	5
4,406	*,e	Navidea Biopharmceuticals, Inc	6
5,532	*	Nektar Therapeutics	93
2,201	*	NeoGenomics, Inc	17
234	*	Neos Therapeutics, Inc	3
3,617	*	Neurocrine Biosciences, Inc	205
866	*,e	NewLink Genetics Corp	32
1,597	*,e	Northwest Biotherapeutics, Inc	5
11,296	*,e	Novavax, Inc	95
1,487	*	Ocata Therapeutics, Inc	13
543	*,e	Ocular Therapeutix, Inc	5
1,496	*,e	Omeros Corp	24
542	*	OncoMed Pharmaceuticals, Inc	12
4,319	*	Oncothyreon, Inc	10
996	*	Ophthotech Corp	78
12,967	*,e	Opko Health, Inc	130
4,355	*,e	Orexigen Therapeutics, Inc	7
2,776	*,e	Organovo Holdings, Inc	7
807	e	Osiris Therapeutics, Inc	8
644	*	Otonomy, Inc	18
1,035	*,e	OvaScience, Inc	10
2,513	*,e	Pacific Biosciences of California, Inc	33
1,577	*,e	Pacira Pharmaceuticals, Inc	121
529	*,e	Paratek Pharmaceuticals, Inc	10
2,297	*	Parexel International Corp	156
7,108		PDL BioPharma, Inc	25
6,277	*,e	Peregrine Pharmaceuticals, Inc	7
4,771		PerkinElmer, Inc	256
1,426	*	Pernix Therapeutics Holdings, Inc	4

TIAA SEPARATE ACCOUNT VA-1 - Stock Index Account

SHARES		COMPANY	VALUE (000)

6,179		Perrigo Co plc	$894
694	*	Pfenex, Inc	9
256,381		Pfizer, Inc	8,276
638		Phibro Animal Health Corp	19
1,961	*	Portola Pharmaceuticals, Inc	101
1,425	*,e	Pozen, Inc	10
785	*	PRA Health Sciences, Inc	36
2,249	*	Prestige Brands Holdings, Inc	116
2,427	*	Progenics Pharmaceuticals, Inc	15
308	*,e	Proteon Therapeutics, Inc	5
1,315	*	Prothena Corp plc	90
1,436	*	PTC Therapeutics, Inc	47
1,018	*,e	Puma Biotechnology, Inc	80
9,168	*	Qiagen NV (NASDAQ)	253
3,347	*	Quintiles Transnational Holdings, Inc	230
1,230	*	Radius Health, Inc	76
3,398	*	Raptor Pharmaceutical Corp	18
3,275	*	Regeneron Pharmaceuticals, Inc	1,778
1,210	*,e	Regulus Therapeutics, Inc	11
1,376	*,e	Relypsa, Inc	39
1,493	*	Repligen Corp	42
1,469	*	Retrophin, Inc	28
670	*,e	Revance Therapeutics, Inc	23
3,471	*	Rigel Pharmaceuticals, Inc	11
588	*	Sage Therapeutics, Inc	34
978	*	Sagent Pharmaceuticals	16
3,004	*	Sangamo Biosciences, Inc	27
1,786	*,e	Sarepta Therapeutics, Inc	69
2,435	*	Sciclone Pharmaceuticals, Inc	22
4,085	*	Seattle Genetics, Inc	183
4,993	*,e	Sequenom, Inc	8
361	*,e	Seres Therapeutics, Inc	13
1,189	*,e	Sorrento Therapeutics, Inc	10
332	*,e	Spark Therapeutics, Inc	15
2,652	*	Spectrum Pharmaceuticals, Inc	16
414	*	Stemline Therapeutics, Inc	3
1,048	*	Sucampo Pharmaceuticals, Inc (Class A)	18
1,275	*	Supernus Pharmaceuticals, Inc	17
4,170	*,e	Synergy Pharmaceuticals, Inc	24
383	*,e	T2 Biosystems, Inc	4
1,333	*,e	Teligent, Inc	12
980	*,e	TESARO, Inc	51
1,526	*	Tetraphase Pharmaceuticals, Inc	15
1,516	*,e	TG Therapeutics, Inc	18
5,360	*,e	TherapeuticsMD, Inc	56
956	*,e	Theravance Biopharma, Inc	16
3,648	*,e	Theravance, Inc	38
16,610		Thermo Electron Corp	2,356
2,098	*	Threshold Pharmaceuticals, Inc	1
430	*,e	Tokai Pharmaceuticals, Inc	4
1,044	*	Trevena, Inc	11
1,024	*,e	Trovagene, Inc	6
1,517	*	Ultragenyx Pharmaceutical, Inc	170
1,990	*	United Therapeutics Corp	312
1,501	*	Vanda Pharmaceuticals, Inc	14
1,371	*	Verastem, Inc	3
946	*	Versartis, Inc	12
10,078	*	Vertex Pharmaceuticals, Inc	1,268
543	*,e	Vitae Pharmaceuticals, Inc	10
702	*	Vital Therapies, Inc	8
4,844	*,e	Vivus, Inc	5
1,150	*	VWR Corp	33
3,491	*	Waters Corp	470
1,194	*	Xencor Inc	17

TIAA SEPARATE ACCOUNT VA-1 - Stock Index Account

SHARES		COMPANY	VALUE (000)

2,448	*	Xenoport, Inc	$13
704	*	Zafgen, Inc	4
4,815	*,e	ZIOPHARM Oncology, Inc	40
20,667		Zoetis Inc	990
845	*	Zogenix, Inc	12

		TOTAL PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES	88,123

REAL ESTATE - 4.2%
2,898		Acadia Realty Trust	96
755		AG Mortgage Investment Trust	10
729		Agree Realty Corp	25
2,153		Alexander & Baldwin, Inc	76
20		Alexander’s, Inc	8
3,080		Alexandria Real Estate Equities, Inc	278
63	*	Altisource Asset Management Corp	1
646	*,e	Altisource Portfolio Solutions S.A.	18
2,533		Altisource Residential Corp	31
1,470		American Assets Trust, Inc	56
4,716		American Campus Communities, Inc	195
14,448		American Capital Agency Corp	251
1,755		American Capital Mortgage, Inc	24
6,908		American Homes 4 Rent	115
1,408		American Residential Properties, Inc	27
17,622		American Tower Corp	1,708
39,655		Annaly Capital Management, Inc	372
4,519		Anworth Mortgage Asset Corp	20
6,612		Apartment Investment & Management Co (Class A)	265
2,227		Apollo Commercial Real Estate Finance, Inc	38
7,739	e	Apple Hospitality REIT, Inc	155
1,288		Ares Commercial Real Estate Corp	15
719		Armada Hoffler Properties, Inc	8
1,867		ARMOUR Residential REIT, Inc	41
1,249		Ashford Hospitality Prime, Inc	18
3,090		Ashford Hospitality Trust, Inc	19
454	*	AV Homes, Inc	6
5,464		AvalonBay Communities, Inc	1,006
8,551		BioMed Realty Trust, Inc	203
769		Bluerock Residential Growth REIT, Inc	9
6,306		Boston Properties, Inc	804
7,513		Brandywine Realty Trust	103
7,301		Brixmor Property Group, Inc	188
3,666		Camden Property Trust	281
2,582		Campus Crest Communities, Inc	18
4,058		Capstead Mortgage Corp	35
3,493		Care Capital Properties, Inc	107
1,204		CareTrust REIT, Inc	13
1,667		CatchMark Timber Trust Inc	19
7,059		CBL & Associates Properties, Inc	87
12,093	*	CBRE Group, Inc	418
3,595		Cedar Shopping Centers, Inc	25
1,627		Chatham Lodging Trust	33
2,532		Chesapeake Lodging Trust	64
8,702		Chimera Investment Corp	119
4,557		Colony Financial, Inc	89
1,712	*	Colony Starwood Homes	39
5,267		Columbia Property Trust, Inc	124
5,125		Communications Sales & Leasing, Inc	96
267		Consolidated-Tomoka Land Co	14
275	e	CorEnergy Infrastructure Trust, Inc	4
958		Coresite Realty	54
3,989		Corporate Office Properties Trust	87
4,821		Corrections Corp of America	128
8,737		Cousins Properties, Inc	82
13,853		Crown Castle International Corp	1,198

TIAA SEPARATE ACCOUNT VA-1 - Stock Index Account

SHARES		COMPANY	VALUE (000)

7,019		CubeSmart	$215
2,252		CyrusOne, Inc	84
6,587		CYS Investments, Inc	47
3,638		DCT Industrial Trust, Inc	136
12,989		DDR Corp	219
8,448		DiamondRock Hospitality Co	82
5,468		Digital Realty Trust, Inc	413
6,186		Douglas Emmett, Inc	193
14,712		Duke Realty Corp	309
2,719		DuPont Fabros Technology, Inc	86
2,653	e	Dynex Capital, Inc	17
566		Easterly Government Properties, Inc	10
1,377		EastGroup Properties, Inc	77
2,020		Education Realty Trust, Inc	76
4,678		Empire State Realty Trust, Inc	85
2,373		Entertainment Properties Trust	139
2,470		Equinix, Inc	747
5,339	*	Equity Commonwealth	148
3,627		Equity Lifestyle Properties, Inc	242
3,096		Equity One, Inc	84
15,059		Equity Residential	1,229
2,760		Essex Property Trust, Inc	661
4,978		Extra Space Storage, Inc	439
2,766		Federal Realty Investment Trust	404
5,675		FelCor Lodging Trust, Inc	41
4,909		First Industrial Realty Trust, Inc	109
2,547		First Potomac Realty Trust	29
9,243	*	Forest City Enterprises, Inc (Class A)	203
1,413	*,e	Forestar Group, Inc	15
1,771	*	Four Corners Property Trust, Inc	43
4,124		Franklin Street Properties Corp	43
309	*	FRP Holdings, Inc	10
3,679		Gaming and Leisure Properties, Inc	102
24,462		General Growth Properties, Inc	666
3,158		Geo Group, Inc	91
1,193		Getty Realty Corp	20
881		Gladstone Commercial Corp	13
2,836	e	Government Properties Income Trust	45
17,690		Gramercy Property Trust	137
1,379		Hannon Armstrong Sustainable Infrastructure Capital, Inc	26
4,112		Hatteras Financial Corp	54
19,492		HCP, Inc	745
4,129		Healthcare Realty Trust, Inc	117
5,217		Healthcare Trust of America, Inc	141
2,163		Hersha Hospitality Trust	47
3,988		Highwoods Properties, Inc	174
6,332		Hospitality Properties Trust	166
32,053		Host Marriott Corp	492
1,676	*	Howard Hughes Corp	190
3,138		Hudson Pacific Properties	88
1,375		Independence Realty Trust, Inc	10
4,329		Inland Real Estate Corp	46
4,617		Invesco Mortgage Capital, Inc	57
4,600		Investors Real Estate Trust	32
8,867		Iron Mountain, Inc	239
3,598	*,e	iStar Inc	42
1,751		Jones Lang LaSalle, Inc	280
3,921		Kennedy-Wilson Holdings, Inc	94
3,723		Kilroy Realty Corp	236
17,453		Kimco Realty Corp	462
3,499		Kite Realty Group Trust	91
1,670		Ladder Capital Corp	21
3,450		Lamar Advertising Co	207
4,777		LaSalle Hotel Properties	120

TIAA SEPARATE ACCOUNT VA-1 - Stock Index Account

SHARES		COMPANY	VALUE (000)

9,098	e	Lexington Realty Trust	$73
6,306		Liberty Property Trust	196
1,589		LTC Properties, Inc	69
6,679		Macerich Co	539
3,534		Mack-Cali Realty Corp	82
569	*	Marcus & Millichap, Inc	17
8,614		Medical Properties Trust, Inc	99
15,586		MFA Mortgage Investments, Inc	103
3,186		Mid-America Apartment Communities, Inc	289
2,597		Monmouth Real Estate Investment Corp (Class A)	27
6,986		Monogram Residential Trust, Inc	68
1,549		National Health Investors, Inc	94
5,710		National Retail Properties, Inc	229
1,004		National Storage Affiliates Trust	17
8,336		New Residential Investment Corp	101
2,762		New Senior Investment Group, Inc	27
4,058	e	New York Mortgage Trust, Inc	22
4,389		New York REIT, Inc	50
822		NexPoint Residential Trust, Inc	11
2,437		NorthStar Realty Europe Corp	29
7,311		NorthStar Realty Finance Corp	124
7,718		Omega Healthcare Investors, Inc	270
567		One Liberty Properties, Inc	12
387		Orchid Island Capital, Inc	4
5,803		Outfront Media, Inc	127
7,444		Paramount Group, Inc	135
3,509		Parkway Properties, Inc	55
3,039		Pebblebrook Hotel Trust	85
3,002		Pennsylvania REIT	66
2,603		Pennymac Mortgage Investment Trust	40
2,962		Physicians Realty Trust	50
6,792		Piedmont Office Realty Trust, Inc	128
7,355		Plum Creek Timber Co, Inc	351
2,300		Post Properties, Inc	136
1,723		Potlatch Corp	52
971		Preferred Apartment Communities, Inc	13
22,108		Prologis, Inc	949
819		PS Business Parks, Inc	72
5,991		Public Storage, Inc	1,484
1,013		QTS Realty Trust, Inc	46
3,606		RAIT Investment Trust	10
3,360		Ramco-Gershenson Properties	56
5,353		Rayonier, Inc	119
370		Re/Max Holdings, Inc	14
6,259	*	Realogy Holdings Corp	229
9,793	e	Realty Income Corp	506
3,754		Redwood Trust, Inc	50
4,031		Regency Centers Corp	275
1,443	e	Resource Capital Corp	18
3,984		Retail Opportunities Investment Corp	71
10,028		Retail Properties of America, Inc	148
2,322		Rexford Industrial Realty, Inc	38
5,656		RLJ Lodging Trust	122
283	*,e	RMR Group, Inc	4
1,626	e	Rouse Properties, Inc	24
1,915		Ryman Hospitality Properties	99
2,491		Sabra Healthcare REIT, Inc	50
330		Saul Centers, Inc	17
2,393		Select Income REIT	47
9,605		Senior Housing Properties Trust	143
1,684		Silver Bay Realty Trust Corp	26
12,861		Simon Property Group, Inc	2,501
4,214		SL Green Realty Corp	476
1,504		Sovran Self Storage, Inc	161

TIAA SEPARATE ACCOUNT VA-1 - Stock Index Account

SHARES		COMPANY	VALUE (000)

18,574		Spirit Realty Capital, Inc	$186
2,290	*,e	St. Joe Co	42
2,739		STAG Industrial, Inc	51
10,038		Starwood Property Trust, Inc	206
1,337		STORE Capital Corp	31
3,813		Summit Hotel Properties, Inc	46
1,962		Sun Communities, Inc	134
8,803		Sunstone Hotel Investors, Inc	110
3,910		Tanger Factory Outlet Centers, Inc	128
2,649		Taubman Centers, Inc	203
695	*	Tejon Ranch Co	13
1,821		Terreno Realty Corp	41
15,470		Two Harbors Investment Corp	125
10,915		UDR, Inc	410
507		UMH Properties, Inc	5
1,285	e	United Development Funding IV	14
575		Universal Health Realty Income Trust	29
3,855		Urban Edge Properties	90
1,188		Urstadt Biddle Properties, Inc (Class A)	23
13,973		Ventas, Inc	788
34,306		VEREIT, Inc	272
7,991		Vornado Realty Trust	799
3,060		Washington REIT	83
5,234		Weingarten Realty Investors	181
14,572		Welltower, Inc	991
1,871	e	Western Asset Mortgage Capital Corp	19
21,885		Weyerhaeuser Co	656
976	e	Whitestone REIT	12
4,380		WP Carey, Inc	258
7,930		WP GLIMCHER, Inc	84
4,720		Xenia Hotels & Resorts, Inc	72

		TOTAL REAL ESTATE	38,856

RETAILING - 5.2%
1,264	*	1-800-FLOWERS.COM, Inc (Class A)	9
2,730		Aaron’s, Inc	61
2,948	e	Abercrombie & Fitch Co (Class A)	80
2,963		Advance Auto Parts, Inc	446
15,831	*	Amazon.com, Inc	10,700
7,938	e	American Eagle Outfitters, Inc	123
367	*	America’s Car-Mart, Inc	10
1,131	*	Asbury Automotive Group, Inc	76
7,267	*	Ascena Retail Group, Inc	72
2,914	*	Autonation, Inc	174
1,284	*	AutoZone, Inc	953
1,364	*	Barnes & Noble Education, Inc	14
2,159		Barnes & Noble, Inc	19
6,832	*	Bed Bath & Beyond, Inc	330
12,623		Best Buy Co, Inc	384
824		Big 5 Sporting Goods Corp	8
1,685		Big Lots, Inc	65
645	*	Blue Nile, Inc	24
517	*	Boot Barn Holdings, Inc	6
1,023	e	Buckle, Inc	32
512	*	Build-A-Bear Workshop, Inc	6
3,181	*	Burlington Stores, Inc	136
2,171	*,e	Cabela’s, Inc	101
1,133		Caleres, Inc	30
8,456	*	Carmax, Inc	456
966		Cato Corp (Class A)	36
6,107		Chico’s FAS, Inc	65
792		Children’s Place Retail Stores, Inc	44
836		Citi Trends, Inc	18
1,176	*,e	Conn’s, Inc	28

TIAA SEPARATE ACCOUNT VA-1 - Stock Index Account

SHARES		COMPANY	VALUE (000)

764	*,e	Container Store Group, Inc	$6
713		Core-Mark Holding Co, Inc	58
3,342		CST Brands, Inc	131
2,260	*	Destination XL Group, Inc	12
3,844		Dick’s Sporting Goods, Inc	136
964	e	Dillard’s, Inc (Class A)	63
12,482		Dollar General Corp	897
9,374	*	Dollar Tree, Inc	724
3,192	e	DSW, Inc (Class A)	76
833	*	Etsy, Inc	7
1,789	*	EVINE Live, Inc	3
4,821		Expedia, Inc	599
3,681	*	Express Parent LLC	64
464	*	Fenix Parts, Inc	3
1,930		Finish Line, Inc (Class A)	35
2,292	*,e	Five Below, Inc	74
5,914		Foot Locker, Inc	385
2,024	*	Francesca’s Holdings Corp	35
1,409		Fred’s, Inc (Class A)	23
911	*	FTD Cos, Inc	24
4,373	e	GameStop Corp (Class A)	123
10,077	e	Gap, Inc	249
979	*	Genesco, Inc	56
6,433		Genuine Parts Co	553
3,693		GNC Holdings, Inc	115
1,038		Group 1 Automotive, Inc	79
21,229	*	Groupon, Inc	65
2,720	e	Guess?, Inc	51
983		Haverty Furniture Cos, Inc	21
1,136	*,e	Hibbett Sports, Inc	34
54,042		Home Depot, Inc	7,147
1,388		HSN, Inc	70
12,859	*,e	JC Penney Co, Inc	86
705		Kirkland’s, Inc	10
8,004		Kohl’s Corp	381
10,345		L Brands, Inc	991
733	*,e	Lands’ End, Inc	17
20,794	*	Liberty Interactive Corp	568
3,158	*	Liberty TripAdvisor Holdings, Inc	96
5,863	*	Liberty Ventures	264
960		Lithia Motors, Inc (Class A)	102
12,785	*	LKQ Corp	379
39,481		Lowe’s Companies, Inc	3,002
1,262	*,e	Lumber Liquidators, Inc	22
13,930		Macy’s, Inc	487
1,129	*	MarineMax, Inc	21
859	*,e	Mattress Firm Holding Corp	38
2,044		Men’s Wearhouse, Inc	30
2,576	*	Michaels Cos, Inc	57
1,383		Monro Muffler, Inc	92
1,808	*	Murphy USA, Inc	110
17,682	*	NetFlix, Inc	2,022
5,869	e	Nordstrom, Inc	292
1,216		Nutri/System, Inc	26
23,068	*	Office Depot, Inc	130
447	*,e	Ollie’s Bargain Outlet Holdings, Inc	8
4,162	*	O’Reilly Automotive, Inc	1,055
712	e	Outerwall, Inc	26
567	*	Overstock.com, Inc	7
1,066	*,e	Party City Holdco, Inc	14
1,799		Penske Auto Group, Inc	76
2,583	*	PEP Boys - Manny Moe & Jack	48
848	e	PetMed Express, Inc	15
3,828	e	Pier 1 Imports, Inc	19
2,146	*	Priceline.com, Inc	2,736

TIAA SEPARATE ACCOUNT VA-1 - Stock Index Account

SHARES		COMPANY	VALUE (000)

2,196		Rent-A-Center, Inc	$33
1,378	*,e	Restoration Hardware Holdings, Inc	109
16,964		Ross Stores, Inc	913
6,704	*	Sally Beauty Holdings, Inc	187
691	*,e	Sears Holdings Corp	14
2,224	*	Select Comfort Corp	48
775		Shoe Carnival, Inc	18
1,588	*	Shutterfly, Inc	71
3,228		Signet Jewelers Ltd	399
1,400		Sonic Automotive, Inc (Class A)	32
758	*,e	Sportsman’s Warehouse Holdings, Inc	10
1,474	e	Stage Stores, Inc	13
27,087		Staples, Inc	257
1,440		Stein Mart, Inc	10
461	*	Systemax, Inc	4
26,585		Target Corp	1,930
4,771		Tiffany & Co	364
834	*,e	Tile Shop Holdings, Inc	14
432	*	Tilly’s, Inc	3
28,034		TJX Companies, Inc	1,988
5,758		Tractor Supply Co	492
4,409	*	TripAdvisor, Inc	376
1,789	*	Tuesday Morning Corp	12
2,688	*	Ulta Salon Cosmetics & Fragrance, Inc	497
3,362	*	Urban Outfitters, Inc	76
1,265	*	Vitamin Shoppe, Inc	41
857	*	VOXX International Corp (Class A)	5
840	*,e	Wayfair, Inc	40
640	*	West Marine, Inc	5
3,898		Williams-Sonoma, Inc	228
133		Winmark Corp	12
1,062	*,e	Zumiez, Inc	16

		TOTAL RETAILING	47,868

SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT - 2.4%
1,806	*	Advanced Energy Industries, Inc	51
27,659	*,e	Advanced Micro Devices, Inc	79
844	*	Alpha & Omega Semiconductor Ltd	8
1,324	*,e	Ambarella, Inc	74
3,751	*	Amkor Technology, Inc	23
13,167		Analog Devices, Inc	728
47,973		Applied Materials, Inc	896
3,483	*	Applied Micro Circuits Corp	22
17,610		Atmel Corp	152
10,623		Avago Technologies Ltd	1,542
5,359	*	Axcelis Technologies, Inc	14
22,747		Broadcom Corp (Class A)	1,315
2,909		Brooks Automation, Inc	31
1,066	*	Cabot Microelectronics Corp	47
569	*	Cascade Microtech, Inc	9
2,349	*	Cavium Networks, Inc	154
910	*	Ceva, Inc	21
2,678	*	Cirrus Logic, Inc	79
1,302		Cohu, Inc	16
3,668	*,e	Cree, Inc	98
13,981		Cypress Semiconductor Corp	137
1,646	*	Diodes, Inc	38
1,224	*	DSP Group, Inc	12
5,882	*	Entegris, Inc	78
1,921	*	Exar Corp	12
4,815	*	Fairchild Semiconductor International, Inc	100
3,183	*	First Solar, Inc	210
2,618	*	Formfactor, Inc	24
1,603	*	Inphi Corp	43

TIAA SEPARATE ACCOUNT VA-1 - Stock Index Account

SHARES		COMPANY	VALUE (000)

6,262	*	Integrated Device Technology, Inc	$165
197,331		Intel Corp	6,798
5,704		Intersil Corp (Class A)	73
1,231		IXYS Corp	16
6,765		Kla-Tencor Corp	469
3,559	*	Kopin Corp	10
6,693		Lam Research Corp	532
5,097	*	Lattice Semiconductor Corp	33
10,118		Linear Technology Corp	430
987	*,e	MA-COM Technology Solutions	40
19,108		Marvell Technology Group Ltd	169
3,104	*	Mattson Technology, Inc	11
11,990		Maxim Integrated Products, Inc	456
2,016	*	MaxLinear, Inc	30
8,693		Microchip Technology, Inc	405
43,884	*	Micron Technology, Inc	621
4,027	*	Microsemi Corp	131
2,245		MKS Instruments, Inc	81
1,709		Monolithic Power Systems, Inc	109
1,014	*	Nanometrics, Inc	15
1,216	*	NeoPhotonics Corp Ltd	13
258		NVE Corp	14
21,848		Nvidia Corp	720
2,460	*	Omnivision Technologies, Inc	71
17,698	*	ON Semiconductor Corp	173
1,181	*	PDF Solutions, Inc	13
2,703	*	Photronics, Inc	34
6,977	*	PMC - Sierra, Inc	81
1,292		Power Integrations, Inc	63
6,313	*	Qorvo, Inc	321
4,954	*	Rambus, Inc	57
1,464	*	Rudolph Technologies, Inc	21
2,813	*	Semtech Corp	53
1,460	*	Sigma Designs, Inc	9
1,854	*	Silicon Laboratories, Inc	90
7,798		Skyworks Solutions, Inc	599
2,299	*,e	SunPower Corp	69
9,041		Teradyne, Inc	187
2,213		Tessera Technologies, Inc	66
42,976		Texas Instruments, Inc	2,355
928	*	Ultra Clean Holdings	5
1,279	*	Ultratech, Inc	25
1,796	*	Veeco Instruments, Inc	37
2,408	*	Xcerra Corp	15
10,975		Xilinx, Inc	515

		TOTAL SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT	22,213

SOFTWARE & SERVICES - 11.8%
1,417	*	A10 Networks, Inc	9
26,025		Accenture plc	2,720
4,917	*	ACI Worldwide, Inc	105
20,884		Activision Blizzard, Inc	808
1,945	*	Actua Corp	22
3,414	*	Acxiom Corp	71
20,793	*	Adobe Systems, Inc	1,953
7,179	*	Akamai Technologies, Inc	378
351	*	Alarm.com Holdings, Inc	6
2,534	*	Alliance Data Systems Corp	701
11,969	*	Alphabet, Inc (Class A)	9,312
12,216	*	Alphabet, Inc (Class C)	9,270
384	*,e	Amber Road, Inc	2
6,170		Amdocs Ltd	337
764		American Software, Inc (Class A)	8
1,936	*,e	Angie’s List, Inc	18

TIAA SEPARATE ACCOUNT VA-1 - Stock Index Account

SHARES		COMPANY	VALUE (000)

3,791	*	Ansys, Inc	$351
244	*,e	Appfolio, Inc	4
3,703	*	Aspen Technology, Inc	140
9,248	*	Autodesk, Inc	563
19,508		Automatic Data Processing, Inc	1,653
1,736	*	AVG Technologies NV	35
2,964	*	Bankrate, Inc	39
330	*	Barracuda Networks, Inc	6
2,221	*	Bazaarvoice, Inc	10
327	*,e	Benefitfocus, Inc	12
880	*	Black Knight Financial Services, Inc	29
2,030		Blackbaud, Inc	134
2,216	*	Blackhawk Network Holdings, Inc	98
2,003	*	Blucora, Inc	20
4,299		Booz Allen Hamilton Holding Co	133
1,713	*	Bottomline Technologies, Inc	51
568	*,e	Box, Inc	8
1,247	*	Brightcove, Inc	8
5,065		Broadridge Financial Solutions, Inc	272
1,345	*	BroadSoft, Inc	48
12,575		CA, Inc	359
1,033	*	CACI International, Inc (Class A)	96
12,369	*	Cadence Design Systems, Inc	257
2,042	*	Callidus Software, Inc	38
540	*	Carbonite, Inc	5
1,869	*	Cardtronics, Inc	63
797	*	Care.com, Inc	6
480		Cass Information Systems, Inc	25
6,779		CDK Global, Inc	322
921	*	ChannelAdvisor Corp	13
3,700	*	Ciber, Inc	13
1,437	*,e	Cimpress NV	117
6,459	*	Citrix Systems, Inc	489
25,282	*	Cognizant Technology Solutions Corp (Class A)	1,517
1,919	*	Commvault Systems, Inc	76
5,869		Computer Sciences Corp	192
1,478	*	comScore, Inc	61
1,503	*	Constant Contact, Inc	44
4,171		Convergys Corp	104
2,343	*	Cornerstone OnDemand, Inc	81
1,370	*	CoStar Group, Inc	283
1,464		CSG Systems International, Inc	53
5,869	*	CSRA, Inc	176
1,005	*	Cvent, Inc	35
708	*	Datalink Corp	5
1,406	*,e	Demandware, Inc	76
1,843	*	DHI Group, Inc	17
335	*	Digimarc Corp	12
2,145	*,e	Digital Turbine, Inc	3
1,424		DST Systems, Inc	162
4,694		EarthLink Holdings Corp	35
50,372	*	eBay, Inc	1,384
1,160	e	Ebix, Inc	38
12,929	*	Electronic Arts, Inc	888
1,241	*,e	Ellie Mae, Inc	75
2,483	*,e	Endurance International Group Holdings, Inc	27
1,037	*,e	EnerNOC, Inc	4
1,657	*	Envestnet, Inc	49
2,068	*	EPAM Systems, Inc	163
1,587		EPIQ Systems, Inc	21
2,184	*	Euronet Worldwide, Inc	158
2,712	*	Everi Holdings, Inc	12
2,895		EVERTEC, Inc	48
886	*	Everyday Health, Inc	5
1,501	*	ExlService Holdings, Inc	67

TIAA SEPARATE ACCOUNT VA-1 - Stock Index Account

SHARES		COMPANY	VALUE (000)

89,906	*	Facebook, Inc	$9,410
1,313		Fair Isaac Corp	124
11,618		Fidelity National Information Services, Inc	704
5,825	*	FireEye, Inc	121
3,821	*	First American Corp	129
7,398	*	First Data Corp	119
9,712	*	Fiserv, Inc	888
1,029	*,e	Five9, Inc	9
3,877	*	FleetCor Technologies, Inc	554
1,659	*	FleetMatics Group plc	84
514		Forrester Research, Inc	15
6,035	*	Fortinet, Inc	188
3,531	*	Gartner, Inc	320
6,383	*	Genpact Ltd	159
1,086	*	Gigamon, Inc	29
5,320		Global Payments, Inc	343
647	*	Globant S.A.	24
5,108	*,e	Glu Mobile, Inc	12
1,002	*,e	GoDaddy, Inc	32
2,479	*,e	Gogo, Inc	44
3,181	*,e	GrubHub, Inc	77
1,039	*	GTT Communications, Inc	18
680	*,e	Guidance Software, Inc	4
2,990	*	Guidewire Software, Inc	180
1,077		Hackett Group, Inc	17
1,546		Heartland Payment Systems, Inc	147
320	*,e	Hortonworks, Inc	7
786	*	HubSpot, Inc	44
3,119		IAC/InterActiveCorp	187
1,120	*	Imperva, Inc	71
2,288	*	Infoblox, Inc	42
766	*	Interactive Intelligence, Inc	24
2,702	*	Internap Network Services Corp	17
37,815		International Business Machines Corp	5,204
11,369		Intuit, Inc	1,097
2,031		j2 Global, Inc	167
3,456		Jack Henry & Associates, Inc	270
1,823	*	Jive Software, Inc	7
3,271		King Digital Entertainment plc	59
1,403	*	Knot, Inc	23
2,850		Leidos Holdings, Inc	160
3,363	*	Limelight Networks, Inc	5
4,491	*	LinkedIn Corp	1,011
3,304	*	Lionbridge Technologies	16
1,143	*	Liquidity Services, Inc	7
2,686	*	Liveperson, Inc	18
1,024	*	LogMeIn, Inc	69
768	*	Luxoft Holding, Inc	59
3,121	*	Manhattan Associates, Inc	207
1,025		Mantech International Corp (Class A)	31
1,311		Marchex, Inc (Class B)	5
1,197	*	Marin Software, Inc	4
1,468	*	Marketo, Inc	42
41,681		Mastercard, Inc (Class A)	4,058
1,373	*,e	Match Group, Inc	19
2,782		MAXIMUS, Inc	157
4,392		Mentor Graphics Corp	81
336,061		Microsoft Corp	18,645
391	*	MicroStrategy, Inc (Class A)	70
306	*,e	MINDBODY, Inc	5
1,693	*,e	MobileIron, Inc	6
844	*	Model N, Inc	9
2,352	*,e	ModusLink Global Solutions, Inc	6
1,065	*	MoneyGram International, Inc	7
1,800		Monotype Imaging Holdings, Inc	43

TIAA SEPARATE ACCOUNT VA-1 - Stock Index Account

SHARES		COMPANY	VALUE (000)

4,071	*	Monster Worldwide, Inc	$23
1,692	*,e	NetSuite, Inc	143
2,439	*,e	NeuStar, Inc (Class A)	58
237	*	New Relic, Inc	9
2,981	*	NIC, Inc	59
10,683	*	Nuance Communications, Inc	212
1,130	*,e	OPOWER, Inc	12
131,840		Oracle Corp	4,816
9,063	*,e	Pandora Media, Inc	122
444	*,e	Park City Group, Inc	5
13,190		Paychex, Inc	698
1,334	*	Paycom Software, Inc	50
641	*	Paylocity Holding Corp	26
50,590	*	PayPal Holdings, Inc	1,831
1,584		Pegasystems, Inc	44
1,536	*	Perficient, Inc	26
496	*	PFSweb, Inc	6
2,115	*	Progress Software Corp	51
1,629	*	Proofpoint, Inc	106
1,099	*	PROS Holdings, Inc	25
4,967	*	PTC, Inc	172
819	*	Q2 Holdings, Inc	22
400		QAD, Inc (Class A)	8
3,971	*	QLIK Technologies, Inc	126
1,041	*	Qualys, Inc	34
1,192	*	QuinStreet, Inc	5
2,538	*,e	Quotient Technology, Inc	17
5,171	*	Rackspace Hosting, Inc	131
350	*,e	Rapid7, Inc	5
1,085	*	RealNetworks, Inc	5
2,115	*	RealPage, Inc	47
7,443	*	Red Hat, Inc	616
393		Reis, Inc	9
1,375	*	RetailMeNot, Inc	14
2,273	*	RingCentral, Inc	54
801	*,e	Rocket Fuel, Inc	3
3,677	*	Rovi Corp	61
1,069	*	Rubicon Project, Inc	18
4,752		Sabre Corp	133
27,374	*	Salesforce.com, Inc	2,146
594		Sapiens International Corp NV	6
1,942		Science Applications International Corp	89
1,059	*	Sciquest, Inc	14
1,446	*	Seachange International, Inc	10
6,500	*	ServiceNow, Inc	563
2,827	*	ServiceSource International LLC	13
831	*,e	Shutterstock, Inc	27
1,525	*	Silver Spring Networks, Inc	22
2,382	*	SolarWinds, Inc	140
2,797		Solera Holdings, Inc	153
5,288	*	Splunk, Inc	311
690	*	SPS Commerce, Inc	48
1,248	*,e	Square, Inc	16
2,996		SS&C Technologies Holdings, Inc	205
595	*	Stamps.com, Inc	65
1,663	*	Sykes Enterprises, Inc	51
27,678		Symantec Corp	581
1,551	*	Synchronoss Technologies, Inc	55
6,503	*	Synopsys, Inc	297
1,329	*	Syntel, Inc	60
1,633	*	TA Indigo Holding Corp	15
2,095	*	Tableau Software, Inc	197
3,573	*	Take-Two Interactive Software, Inc	124
1,464	*	Tangoe, Inc	12
708	*	TechTarget, Inc	6

TIAA SEPARATE ACCOUNT VA-1 - Stock Index Account

SHARES		COMPANY	VALUE (000)

2,099	*	TeleCommunication Systems, Inc (Class A)	$10
834	*	TeleNav, Inc	5
730		TeleTech Holdings, Inc	20
5,991	*	Teradata Corp	158
840	*,e	Textura Corp	18
4,088	*	TiVo, Inc	35
6,979		Total System Services, Inc	348
4,455		Travelport Worldwide Ltd	57
285	*	Travelzoo, Inc	2
2,080	*,e	TrueCar, Inc	20
617	*,e	TubeMogul, Inc	8
23,028	*	Twitter, Inc	533
1,414	*	Tyler Technologies, Inc	247
1,215	*	Ultimate Software Group, Inc	238
2,160	*	Unisys Corp	24
640	*	United Online, Inc	8
6,048	*	Vantiv, Inc	287
225	*,e	Varonis Systems, Inc	4
1,227	*,e	Vasco Data Security International	21
4,800	*	VeriFone Systems, Inc	135
2,567	*	Verint Systems, Inc	104
4,039	*,e	VeriSign, Inc	353
2,063	*,e	VirnetX Holding Corp	5
1,253	*	Virtusa Corp	52
81,498		Visa, Inc (Class A)	6,320
3,459	*,e	VMware, Inc (Class A)	196
1,683	*	WebMD Health Corp (Class A)	81
1,869	*	Website Pros, Inc	37
20,753		Western Union Co	372
1,631	*	WEX, Inc	144
622	*	Wix.com Ltd	14
4,475	*	Workday, Inc	357
321	*,e	Workiva, Inc	6
380	*	Xactly Corp	3
44,555		Xerox Corp	474
1,059	*	Xura, Inc	26
38,856	*	Yahoo!, Inc	1,292
2,740	*	Yelp, Inc	79
2,277	*	Zendesk, Inc	60
1,858	*,e	Zillow Group, Inc	48
3,716	*,e	Zillow Group, Inc (Class C)	87
3,311	*	Zix Corp	17
31,985	*	Zynga, Inc	86

		TOTAL SOFTWARE & SERVICES	110,137

TECHNOLOGY HARDWARE & EQUIPMENT - 5.4%
4,845	*,e	3D Systems Corp	42
2,222		Adtran, Inc	38
932	*	Aerohive Networks, Inc	5
1,059	*	Agilysys, Inc	11
548	*	Alliance Fiber Optic Products, Inc	8
12,587		Amphenol Corp (Class A)	657
1,193	*	Anixter International, Inc	72
239,275		Apple, Inc	25,186
654	*,e	Applied Optoelectronics, Inc	11
1,423	*	Arista Networks, Inc	111
7,489	*	ARRIS Group, Inc	229
3,591	*	Arrow Electronics, Inc	195
1,363	*	Avid Technology, Inc	10
5,645		Avnet, Inc	242
2,062		AVX Corp	25
653	e	Badger Meter, Inc	38
429		Bel Fuse, Inc (Class B)	7
1,797		Belden CDT, Inc	86

TIAA SEPARATE ACCOUNT VA-1 - Stock Index Account

SHARES		COMPANY	VALUE (000)

2,361	*	Benchmark Electronics, Inc	$49
755		Black Box Corp	7
17,663		Brocade Communications Systems, Inc	162
1,369	*	CalAmp Corp	27
1,907	*	Calix Networks, Inc	15
5,510		CDW Corp	232
1,874		Checkpoint Systems, Inc	12
5,224	*	Ciena Corp	108
211,223		Cisco Systems, Inc	5,736
522	*,e	Clearfield, Inc	7
3,781		Cognex Corp	128
1,000	*	Coherent, Inc	65
4,259	*	CommScope Holding Co, Inc	110
784		Comtech Telecommunications Corp	16
490	*,e	Control4 Corp	4
51,676		Corning, Inc	945
1,729	*	Cray, Inc	56
1,425		CTS Corp	25
1,609		Daktronics, Inc	14
2,709		Diebold, Inc	82
1,490	*	Digi International, Inc	17
2,076		Dolby Laboratories, Inc (Class A)	70
750	*	DTS, Inc	17
789	*,e	Eastman Kodak Co	10
1,847	*	EchoStar Corp (Class A)	72
1,000		Electro Rent Corp	9
1,985	*	Electronics for Imaging, Inc	93
81,006		EMC Corp	2,080
1,103	*	EMCORE Corp	7
206	*	ePlus, Inc	19
4,537	*	Extreme Networks, Inc	19
3,021	*	F5 Networks, Inc	293
1,548	*	Fabrinet	37
739	*	FARO Technologies, Inc	22
1,753		FEI Co	140
4,415	*	Finisar Corp	64
1,765	*,e	Fitbit, Inc	52
5,847		Flir Systems, Inc	164
1,328	*	GSI Group, Inc	18
3,947	*	Harmonic, Inc	16
5,220		Harris Corp	454
75,876	*	Hewlett Packard Enterprise Co	1,153
75,876		HP, Inc	898
2,229	*	II-VI, Inc	41
1,595	*,e	Imation Corp	2
1,305	*	Immersion Corp	15
5,305	*,e	Infinera Corp	96
6,446		Ingram Micro, Inc (Class A)	196
1,624	*	Insight Enterprises, Inc	41
1,493		InterDigital, Inc	73
3,133	*	InvenSense, Inc	32
1,459	*,e	IPG Photonics Corp	130
1,635	*	Itron, Inc	59
2,593	*	Ixia	32
8,197		Jabil Circuit, Inc	191
16,667		Juniper Networks, Inc	460
6,856	*	Keysight Technologies, Inc	194
1,302	*	Kimball Electronics, Inc	14
3,773	*,e	Knowles Corp	50
758	*	KVH Industries, Inc	7
2,589		Lexmark International, Inc (Class A)	84
949		Littelfuse, Inc	102
1,958	*	Lumentum Holdings, Inc	43
1,540	*	Mercury Computer Systems, Inc	28
126		Mesa Laboratories, Inc	13

TIAA SEPARATE ACCOUNT VA-1 - Stock Index Account

SHARES		COMPANY	VALUE (000)

1,672		Methode Electronics, Inc	$53
7,406		Motorola, Inc	507
632		MTS Systems Corp	40
555	*	Multi-Fineline Electronix, Inc	11
4,729		National Instruments Corp	136
7,160	*	NCR Corp	175
12,362		NetApp, Inc	328
1,274	*	Netgear, Inc	53
3,856	*	Netscout Systems, Inc	118
1,913	*	Newport Corp	30
2,136	*,e	Nimble Storage, Inc	20
1,693	*,e	Novatel Wireless, Inc	3
4,246	*,e	Oclaro, Inc	15
836	*	OSI Systems, Inc	74
3,066	*	Palo Alto Networks, Inc	540
929		Park Electrochemical Corp	14
430	*	PC Connection, Inc	10
1,118		Plantronics, Inc	53
1,413	*	Plexus Corp	49
6,111	*	Polycom, Inc	77
1,191	*,e	Pure Storage, Inc	19
3,739	*	QLogic Corp	46
62,544		Qualcomm, Inc	3,126
11,444	*	Quantum Corp	11
1,970	*	RealD, Inc	21
1,175	*	Rofin-Sinar Technologies, Inc	31
790	*	Rogers Corp	41
2,837	*	Ruckus Wireless, Inc	30
8,457		SanDisk Corp	643
3,491	*	Sanmina Corp	72
1,187	*	Scansource, Inc	38
2,605	*	ShoreTel, Inc	23
1,782	*	Silicon Graphics International Corp	11
2,205	*	Sonus Networks, Inc	16
2,178	*,e	Stratasys Ltd	51
1,554	*	Super Micro Computer, Inc	38
1,586	*	Synaptics, Inc	127
988		SYNNEX Corp	89
1,221	*	Tech Data Corp	81
10,868	*	Trimble Navigation Ltd	233
2,698	*	TTM Technologies, Inc	18
1,309	*,e	Ubiquiti Networks, Inc	42
1,692	*	Universal Display Corp	92
1,815	*,e	Viasat, Inc	111
9,794	*	Viavi Solutions, Inc	60
3,529	*,e	Violin Memory, Inc	3
5,324		Vishay Intertechnology, Inc	64
654	*	Vishay Precision Group, Inc	7
9,061		Western Digital Corp	544
2,122	*	Zebra Technologies Corp (Class A)	147

		TOTAL TECHNOLOGY HARDWARE & EQUIPMENT	50,541

TELECOMMUNICATION SERVICES - 2.2%
3,853	*	8x8, Inc	44
252,711		AT&T, Inc	8,696
490		Atlantic Tele-Network, Inc	38
1,565	*	Boingo Wireless, Inc	10
23,806		CenturyTel, Inc	599
10,048	*	Cincinnati Bell, Inc	36
1,955		Cogent Communications Group, Inc	68
2,274		Consolidated Communications Holdings, Inc	48
1,092	*	Fairpoint Communications, Inc	18
42,559	e	Frontier Communications Corp	199
1,464	*	General Communication, Inc (Class A)	29

TIAA SEPARATE ACCOUNT VA-1 - Stock Index Account

SHARES		COMPANY	VALUE (000)

19,920	*,e	Globalstar, Inc	$29
460	*	Hawaiian Telcom Holdco, Inc	11
609		IDT Corp (Class B)	7
2,355	*	inContact, Inc	22
1,405		Inteliquent, Inc	25
1,183	*,e	Intelsat S.A.	5
2,990	*,e	Iridium Communications, Inc	25
12,204	*	Level 3 Communications, Inc	663
757		Lumos Networks Corp	9
757	*	NTELOS Holdings Corp	7
2,552	*	Orbcomm, Inc	19
539	*	pdvWireless, Inc	15
5,457	*	SBA Communications Corp (Class A)	573
1,093		Shenandoah Telecom Co	47
1,177		Spok Holdings, Inc	22
32,103	*,e	Sprint Corp	116
384	*,e	Straight Path Communications, Inc	7
3,834		Telephone & Data Systems, Inc	99
11,079	*	T-Mobile US, Inc	433
580	*	US Cellular Corp	24
169,440		Verizon Communications, Inc	7,831
7,062	*	Vonage Holdings Corp	41
4,571	e	Windstream Holdings, Inc	29
6,062	*	Zayo Group Holdings, Inc	161

		TOTAL TELECOMMUNICATION SERVICES	20,005

TRANSPORTATION - 2.1%
2,669	*	Air Transport Services Group, Inc	27
5,162		Alaska Air Group, Inc	416
554		Allegiant Travel Co	93
285		Amerco, Inc	111
26,255		American Airlines Group, Inc	1,112
1,131		Arkansas Best Corp	24
1,047	*	Atlas Air Worldwide Holdings, Inc	43
4,425	*	Avis Budget Group, Inc	161
988		Celadon Group, Inc	10
6,154		CH Robinson Worldwide, Inc	382
1,347	e	Copa Holdings S.A. (Class A)	65
452	*	Covenant Transportation Group, Inc	8
40,816		CSX Corp	1,059
33,984		Delta Air Lines, Inc	1,723
1,003	*	Eagle Bulk Shipping, Inc	3
1,254	*	Echo Global Logistics, Inc	26
8,085		Expeditors International of Washington, Inc	365
11,818		FedEx Corp	1,761
1,381		Forward Air Corp	59
2,296	*	Genesee & Wyoming, Inc (Class A)	123
2,009	*	Hawaiian Holdings, Inc	71
2,244	e	Heartland Express, Inc	38
17,129	*	Hertz Global Holdings, Inc	244
1,570	*	Hub Group, Inc (Class A)	52
3,785		J.B. Hunt Transport Services, Inc	278
13,112	*	JetBlue Airways Corp	297
4,662		Kansas City Southern Industries, Inc	348
2,355	*	Kirby Corp	124
2,626		Knight Transportation, Inc	64
1,552		Landstar System, Inc	91
2,852		Macquarie Infrastructure Co LLC	207
1,041		Marten Transport Ltd	18
1,942		Matson, Inc	83
2,759	e	Navios Maritime Holdings, Inc	5
12,552		Norfolk Southern Corp	1,062
2,951	*	Old Dominion Freight Line	174
99	*	PAM Transportation Services, Inc	3

TIAA SEPARATE ACCOUNT VA-1 - Stock Index Account

SHARES		COMPANY	VALUE (000)

421		Park-Ohio Holdings Corp	$15
759	*	Radiant Logistics, Inc	3
2,160	*	Republic Airways Holdings, Inc	8
1,220	*	Roadrunner Transportation Services Holdings, Inc	11
2,221		Ryder System, Inc	126
1,374		Safe Bulkers, Inc	1
1,140	*	Saia, Inc	25
449	*	Scorpio Bulkers, Inc	4
2,348		Skywest, Inc	45
27,753		Southwest Airlines Co	1,195
3,077	*	Spirit Airlines, Inc	123
3,842	*,e	Swift Transportation Co, Inc	53
36,445		Union Pacific Corp	2,850
15,705	*	United Continental Holdings, Inc	900
29,127		United Parcel Service, Inc (Class B)	2,803
200		Universal Truckload Services, Inc	3
407	*	USA Truck, Inc	7
3,898	*	UTI Worldwide, Inc	27
1,008	*,e	Virgin America, Inc	36
1,875		Werner Enterprises, Inc	44
2,328	*	Wesco Aircraft Holdings, Inc	28
3,016	*,e	XPO Logistics, Inc	82
1,384	*	YRC Worldwide, Inc	20

		TOTAL TRANSPORTATION	19,139

UTILITIES - 3.1%
2,058	e	Abengoa Yield plc	40
28,495		AES Corp	273
4,856		AGL Resources, Inc	310
2,057		Allete, Inc	105
4,814		Alliant Energy Corp	301
10,213		Ameren Corp	441
20,143		American Electric Power Co, Inc	1,174
1,754		American States Water Co	74
7,523		American Water Works Co, Inc	449
7,726		Aqua America, Inc	230
366		Artesian Resources Corp	10
5,498	e	Atlantic Power Corp	11
4,152		Atmos Energy Corp	262
2,315	*	Avangrid, Inc	89
2,754		Avista Corp	97
1,970		Black Hills Corp	91
2,026		California Water Service Group	47
16,079	*	Calpine Corp	233
18,179		Centerpoint Energy, Inc	334
670		Chesapeake Utilities Corp	38
2,075		Cleco Corp	108
11,263		CMS Energy Corp	406
518		Connecticut Water Service, Inc	20
12,217		Consolidated Edison, Inc	785
626		Consolidated Water Co, Inc	8
24,657		Dominion Resources, Inc	1,668
7,478		DTE Energy Co	600
28,494		Duke Energy Corp	2,034
5,419*		Dynegy, Inc	73
13,757		Edison International	815
1,646		El Paso Electric Co	63
1,919		Empire District Electric Co	54
7,467		Entergy Corp	510
13,425		Eversource Energy	686
38,001		Exelon Corp	1,055
2,943		Ferroglobe plc	32
17,812		FirstEnergy Corp	565
535		Genie Energy Ltd	6

TIAA SEPARATE ACCOUNT VA-1 - Stock Index Account

SHARES		COMPANY	VALUE (000)

6,564		Great Plains Energy, Inc	$179
4,472		Hawaiian Electric Industries, Inc	129
2,116		Idacorp, Inc	144
6,556		ITC Holdings Corp	257
1,831		Laclede Group, Inc	109
8,222		MDU Resources Group, Inc	151
928		MGE Energy, Inc	43
813		Middlesex Water Co	22
3,449	e	National Fuel Gas Co	147
3,600		New Jersey Resources Corp	119
18,487		NextEra Energy, Inc	1,921
13,439		NiSource, Inc	262
1,036		Northwest Natural Gas Co	52
1,790		NorthWestern Corp	97
14,257		NRG Energy, Inc	168
1,290	e	NRG Yield, Inc (Class A)	18
1,290	e	NRG Yield, Inc (Class C)	19
8,413		OGE Energy Corp	221
2,332		ONE Gas, Inc	117
1,582		Ormat Technologies, Inc	58
1,620		Otter Tail Corp	43
2,193	e	Pattern Energy Group, Inc	46
10,682		Pepco Holdings, Inc	278
19,737		PG&E Corp	1,050
3,187		Piedmont Natural Gas Co, Inc	182
4,744		Pinnacle West Capital Corp	306
3,355		PNM Resources, Inc	103
3,322		Portland General Electric Co	121
28,008		PPL Corp	956
20,787		Public Service Enterprise Group, Inc	804
7,671		Questar Corp	149
6,017		SCANA Corp	364
10,162		Sempra Energy	955
678		SJW Corp	20
2,886		South Jersey Industries, Inc	68
37,712		Southern Co	1,764
1,975		Southwest Gas Corp	109
3,498	*	Talen Energy Corp	22
9,633		TECO Energy, Inc	257
1,809		TerraForm Global, Inc	10
2,161	e	TerraForm Power, Inc	27
7,282		UGI Corp	246
597		Unitil Corp	21
3,477		Vectren Corp	147
876	*,e	Vivint Solar, Inc	8
13,322		WEC Energy Group, Inc	683
5,586		Westar Energy, Inc	237
1,897		WGL Holdings, Inc	119
21,223		Xcel Energy, Inc	762
672		York Water Co	17

		TOTAL UTILITIES	28,204

		TOTAL COMMON STOCKS (Cost $470,080)	922,259

TIAA SEPARATE ACCOUNT VA-1 - Stock Index Account

SHARES		COMPANY	VALUE (000)

RIGHTS / WARRANTS - 0.0%

ENERGY - 0.0%
711	e,m	Magnum Hunter Resources Corp	$0

		TOTAL ENERGY	0

PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES - 0.0%
643	m	Forest Laboratories, Inc CVR	1
512	m	Furiex Pharmaceuticals, Inc	0
244	m	Omthera Pharmaceuticals, Inc	0	^
1,733	m	Trius Therapeutics, Inc	0	^

		TOTAL PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES	1

SOFTWARE & SERVICES - 0.0%
1,221	m	Gerber Scientific, Inc	0

		TOTAL SOFTWARE & SERVICES	0

TELECOMMUNICATION SERVICES - 0.0%
2,267	m	Leap Wireless International, Inc	6

		TOTAL TELECOMMUNICATION SERVICES	6

		TOTAL RIGHTS / WARRANTS (Cost $6)	7

SHORT-TERM INVESTMENTS - 2.8%

INVESTMENTS IN REGISTERED INVESTMENT COMPANIES - 2.8%
26,233,585	c	TIAA-CREF Short Term Lending Portfolio of the State Street Navigator Securities Lending Trust	26,234

		TOTAL INVESTMENTS IN REGISTERED INVESTMENT COMPANIES	26,234

		TOTAL SHORT-TERM INVESTMENTS (Cost $26,234)	26,234

		T OTAL INVESTMENTS - 102.5% (Cost $496,320)	948,500
		OTHER ASSETS & LIABILITIES, NET - (2.5)%	(23,438)

		NET ASSETS - 100.0%	$925,062

Abbreviation(s):

CVR	Contingent Value Rights

REIT	Real Estate Investment Trust

SPDR	Standard & Poor’s Depository Receipts

*	Non-income producing

^	Amount represents less than $1,000.

c	Investments made with cash collateral received from securities on loan.

d	All or a portion of these securities have been segregated to cover margin requirements on open futures transactions.

e	All or a portion of these securities are out on loan. The aggregate value of securities on loan is $25,380,000.

m	Indicates a security that has been deemed illiquid.

Cost amounts are in thousands.

Report of Independent Registered Public Accounting Firm

To the Management Committee and Contract owners of the TIAA Separate Account VA-1:

In our opinion, the accompanying statement of assets and liabilities, including the summary portfolio of investments, and the related statements of operations and of changes in net assets and the financial highlights (included in Item 1 of this Form N-CSR) and the schedule of investments (included in Item 6 of this Form N-CSR) present fairly, in all material respects, the financial position of Stock Index Account of the TIAA Separate Account VA-1 (hereafter referred to as the “Account”) at December 31, 2015, the results of its operations, the changes in its net assets and the financial highlights for each of the periods presented, in conformity with accounting principles generally accepted in the United States of America. These financial statements, financial highlights and schedule of investments (hereafter collectively referred to as “financial statements”) are the responsibility of the Account’s management. Our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at December 31, 2015 by correspondence with the custodian and brokers, provide a reasonable basis for our opinion.

/s/ PricewaterhouseCoopers LLP

Baltimore, Maryland

February 19, 2016

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not Applicable.

Item 8. Portfolio Managers of Closed-End Management Investment Companies.

Not Applicable.

Item 9.   Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not Applicable.

Item 10.  Submission of Matters to a Vote of Security Holders.

There were no material changes to the procedures by which shareholders may recommend nominees to the Registrant’s Management Committee.

Item 11. Controls and Procedures.

(a) An evaluation was performed within 90 days of the filing date of the report under the supervision of the Registrant’s management, including the principal executive officer and principal financial officer, of the effectiveness of the design and operation of the Registrant’s disclosure controls and procedures. Based on that evaluation, the Registrant’s management, including the principal executive officer and principal financial officer, concluded that the Registrant’s disclosure controls and procedures were effective for this annual reporting period.

(b) There were no changes in the Registrant’s internal control over financial reporting that occurred during the Registrant’s annual period covered by this report that materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 12. Exhibits.

12(a)(1) Copy of current SOX code of ethics for Senior Financial Officers

12(a)(2)(i) Section 302 certification of the principal executive officer

12(a)(2)(ii) Section 302 certification of the principal financial officer

12(b) Section 906 certification of principal executive officer and principal financial officer

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

TIAA SEPARATE ACCOUNT VA-1

Dated: February 19, 2016	By:	/s/Robert G. Leary
Robert G. Leary
Principal Executive Officer and Executive
Vice President

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

Dated: February 19, 2016	By:	/s/Robert G. Leary
Robert G. Leary
Principal Executive Officer and Executive
Vice President
(principal executive officer)

Dated: February 19, 2016	By:	/s/Phillip G. Goff
Phillip G. Goff
Chief Financial Officer, Principal Accounting
Officer and Treasurer
(principal financial officer)

EXHIBIT INDEX

Item 12. Exhibits.

12(a)(1) Copy of current SOX code of ethics for Senior Financial Officers

12(a)(2)(i) Section 302 certification of the principal executive officer

12(a)(2)(ii) Section 302 certification of the principal financial officer

12(b) Section 906 certification of principal executive officer and principal financial officer